UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-08532

AMERICAN CENTURY STRATEGIC ASSET ALLOCATIONS, INC.
(Exact name of registrant as specified in charter)

4500 MAIN STREET, KANSAS CITY, MISSOURI	64111
(Address of principal executive offices)	(Zip Code)

JOHN PAK 4500 MAIN STREET, KANSAS CITY, MISSOURI 64111
(Name and address of agent for service)

Registrant’s telephone number, including area code:	816-531-5575

Date of fiscal year end:	07-31

Date of reporting period:	01-31-2026

ITEM 1. REPORTS TO STOCKHOLDERS.

(a) Provided under separate cover.

SEMIANNUAL SHAREHOLDER REPORT
Strategic Allocation: Conservative Fund

Investor Class (TWSCX)	January 31, 2026

This semi-annual shareholder report contains important information about Strategic Allocation: Conservative Fund for the period of August 1, 2025 to January 31, 2026. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$36	0.70%

Fund Statistics
Net Assets	$285,200,120
Management Fees (dollars paid during the reporting period)	$852,295
Portfolio Turnover Rate	41%
Total Number of Portfolio Holdings	986

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Affiliated Funds	41.7%
Common Stocks	18.2%
U.S. Treasury Securities	13.5%
Corporate Bonds	5.4%
U.S. Government Agency Mortgage-Backed Securities	5.4%
Sovereign Governments and Agencies	4.3%
Collateralized Mortgage Obligations	2.6%
Asset-Backed Securities	1.1%
Commercial Mortgage-Backed Securities	0.7%
Municipal Securities	0.4%
Exchange-Traded Funds	0.1%
Preferred Securities	0.0%
Rights	0.0%
Short-Term Investments	7.8%
Other Assets and Liabilities	(1.2)%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

©2026 American Century Proprietary Holdings, Inc. All rights reserved.
S-25085101

SEMIANNUAL SHAREHOLDER REPORT
Strategic Allocation: Conservative Fund

I Class (ACCIX)	January 31, 2026

This semi-annual shareholder report contains important information about Strategic Allocation: Conservative Fund for the period of August 1, 2025 to January 31, 2026. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
I Class	$26	0.50%

Fund Statistics
Net Assets	$285,200,120
Management Fees (dollars paid during the reporting period)	$852,295
Portfolio Turnover Rate	41%
Total Number of Portfolio Holdings	986

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Affiliated Funds	41.7%
Common Stocks	18.2%
U.S. Treasury Securities	13.5%
Corporate Bonds	5.4%
U.S. Government Agency Mortgage-Backed Securities	5.4%
Sovereign Governments and Agencies	4.3%
Collateralized Mortgage Obligations	2.6%
Asset-Backed Securities	1.1%
Commercial Mortgage-Backed Securities	0.7%
Municipal Securities	0.4%
Exchange-Traded Funds	0.1%
Preferred Securities	0.0%
Rights	0.0%
Short-Term Investments	7.8%
Other Assets and Liabilities	(1.2)%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

©2026 American Century Proprietary Holdings, Inc. All rights reserved.
S-25085879

SEMIANNUAL SHAREHOLDER REPORT
Strategic Allocation: Conservative Fund

A Class (ACCAX)	January 31, 2026

This semi-annual shareholder report contains important information about Strategic Allocation: Conservative Fund for the period of August 1, 2025 to January 31, 2026. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
A Class	$49	0.95%

Fund Statistics
Net Assets	$285,200,120
Management Fees (dollars paid during the reporting period)	$852,295
Portfolio Turnover Rate	41%
Total Number of Portfolio Holdings	986

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Affiliated Funds	41.7%
Common Stocks	18.2%
U.S. Treasury Securities	13.5%
Corporate Bonds	5.4%
U.S. Government Agency Mortgage-Backed Securities	5.4%
Sovereign Governments and Agencies	4.3%
Collateralized Mortgage Obligations	2.6%
Asset-Backed Securities	1.1%
Commercial Mortgage-Backed Securities	0.7%
Municipal Securities	0.4%
Exchange-Traded Funds	0.1%
Preferred Securities	0.0%
Rights	0.0%
Short-Term Investments	7.8%
Other Assets and Liabilities	(1.2)%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

©2026 American Century Proprietary Holdings, Inc. All rights reserved.
S-25085309

SEMIANNUAL SHAREHOLDER REPORT
Strategic Allocation: Conservative Fund

C Class (AACCX)	January 31, 2026

This semi-annual shareholder report contains important information about Strategic Allocation: Conservative Fund for the period of August 1, 2025 to January 31, 2026. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
C Class	$88	1.70%

Fund Statistics
Net Assets	$285,200,120
Management Fees (dollars paid during the reporting period)	$852,295
Portfolio Turnover Rate	41%
Total Number of Portfolio Holdings	986

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Affiliated Funds	41.7%
Common Stocks	18.2%
U.S. Treasury Securities	13.5%
Corporate Bonds	5.4%
U.S. Government Agency Mortgage-Backed Securities	5.4%
Sovereign Governments and Agencies	4.3%
Collateralized Mortgage Obligations	2.6%
Asset-Backed Securities	1.1%
Commercial Mortgage-Backed Securities	0.7%
Municipal Securities	0.4%
Exchange-Traded Funds	0.1%
Preferred Securities	0.0%
Rights	0.0%
Short-Term Investments	7.8%
Other Assets and Liabilities	(1.2)%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

©2026 American Century Proprietary Holdings, Inc. All rights reserved.
S-25085739

SEMIANNUAL SHAREHOLDER REPORT
Strategic Allocation: Conservative Fund

R Class (AACRX)	January 31, 2026

This semi-annual shareholder report contains important information about Strategic Allocation: Conservative Fund for the period of August 1, 2025 to January 31, 2026. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R Class	$62	1.20%

Fund Statistics
Net Assets	$285,200,120
Management Fees (dollars paid during the reporting period)	$852,295
Portfolio Turnover Rate	41%
Total Number of Portfolio Holdings	986

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Affiliated Funds	41.7%
Common Stocks	18.2%
U.S. Treasury Securities	13.5%
Corporate Bonds	5.4%
U.S. Government Agency Mortgage-Backed Securities	5.4%
Sovereign Governments and Agencies	4.3%
Collateralized Mortgage Obligations	2.6%
Asset-Backed Securities	1.1%
Commercial Mortgage-Backed Securities	0.7%
Municipal Securities	0.4%
Exchange-Traded Funds	0.1%
Preferred Securities	0.0%
Rights	0.0%
Short-Term Investments	7.8%
Other Assets and Liabilities	(1.2)%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

©2026 American Century Proprietary Holdings, Inc. All rights reserved.
S-25085721

SEMIANNUAL SHAREHOLDER REPORT
Strategic Allocation: Conservative Fund

R5 Class (AACGX)	January 31, 2026

This semi-annual shareholder report contains important information about Strategic Allocation: Conservative Fund for the period of August 1, 2025 to January 31, 2026. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R5 Class	$26	0.50%

Fund Statistics
Net Assets	$285,200,120
Management Fees (dollars paid during the reporting period)	$852,295
Portfolio Turnover Rate	41%
Total Number of Portfolio Holdings	986

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Affiliated Funds	41.7%
Common Stocks	18.2%
U.S. Treasury Securities	13.5%
Corporate Bonds	5.4%
U.S. Government Agency Mortgage-Backed Securities	5.4%
Sovereign Governments and Agencies	4.3%
Collateralized Mortgage Obligations	2.6%
Asset-Backed Securities	1.1%
Commercial Mortgage-Backed Securities	0.7%
Municipal Securities	0.4%
Exchange-Traded Funds	0.1%
Preferred Securities	0.0%
Rights	0.0%
Short-Term Investments	7.8%
Other Assets and Liabilities	(1.2)%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

©2026 American Century Proprietary Holdings, Inc. All rights reserved.
S-25085523

SEMIANNUAL SHAREHOLDER REPORT
Strategic Allocation: Conservative Fund

R6 Class (AACDX)	January 31, 2026

This semi-annual shareholder report contains important information about Strategic Allocation: Conservative Fund for the period of August 1, 2025 to January 31, 2026. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R6 Class	$18	0.35%

Fund Statistics
Net Assets	$285,200,120
Management Fees (dollars paid during the reporting period)	$852,295
Portfolio Turnover Rate	41%
Total Number of Portfolio Holdings	986

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Affiliated Funds	41.7%
Common Stocks	18.2%
U.S. Treasury Securities	13.5%
Corporate Bonds	5.4%
U.S. Government Agency Mortgage-Backed Securities	5.4%
Sovereign Governments and Agencies	4.3%
Collateralized Mortgage Obligations	2.6%
Asset-Backed Securities	1.1%
Commercial Mortgage-Backed Securities	0.7%
Municipal Securities	0.4%
Exchange-Traded Funds	0.1%
Preferred Securities	0.0%
Rights	0.0%
Short-Term Investments	7.8%
Other Assets and Liabilities	(1.2)%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

©2026 American Century Proprietary Holdings, Inc. All rights reserved.
S-25085648

SEMIANNUAL SHAREHOLDER REPORT
Strategic Allocation: Moderate Fund

Investor Class (TWSMX)	January 31, 2026

This semi-annual shareholder report contains important information about Strategic Allocation: Moderate Fund for the period of August 1, 2025 to January 31, 2026. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$35	0.67%

Fund Statistics
Net Assets	$777,601,702
Management Fees (dollars paid during the reporting period)	$2,217,191
Portfolio Turnover Rate	36%
Total Number of Portfolio Holdings	997

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Affiliated Funds	50.1%
Common Stocks	24.5%
U.S. Treasury Securities	8.0%
U.S. Government Agency Mortgage-Backed Securities	3.3%
Sovereign Governments and Agencies	3.2%
Corporate Bonds	3.2%
Collateralized Mortgage Obligations	1.7%
Asset-Backed Securities	0.7%
Commercial Mortgage-Backed Securities	0.4%
Municipal Securities	0.3%
Exchange-Traded Funds	0.1%
Preferred Securities	0.0%
Rights	0.0%
Short-Term Investments	6.6%
Other Assets and Liabilities	(2.1)%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

©2026 American Century Proprietary Holdings, Inc. All rights reserved.
S-25085408

SEMIANNUAL SHAREHOLDER REPORT
Strategic Allocation: Moderate Fund

I Class (ASAMX)	January 31, 2026

This semi-annual shareholder report contains important information about Strategic Allocation: Moderate Fund for the period of August 1, 2025 to January 31, 2026. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
I Class	$25	0.47%

Fund Statistics
Net Assets	$777,601,702
Management Fees (dollars paid during the reporting period)	$2,217,191
Portfolio Turnover Rate	36%
Total Number of Portfolio Holdings	997

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Affiliated Funds	50.1%
Common Stocks	24.5%
U.S. Treasury Securities	8.0%
U.S. Government Agency Mortgage-Backed Securities	3.3%
Sovereign Governments and Agencies	3.2%
Corporate Bonds	3.2%
Collateralized Mortgage Obligations	1.7%
Asset-Backed Securities	0.7%
Commercial Mortgage-Backed Securities	0.4%
Municipal Securities	0.3%
Exchange-Traded Funds	0.1%
Preferred Securities	0.0%
Rights	0.0%
Short-Term Investments	6.6%
Other Assets and Liabilities	(2.1)%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

©2026 American Century Proprietary Holdings, Inc. All rights reserved.
S-25085861

SEMIANNUAL SHAREHOLDER REPORT
Strategic Allocation: Moderate Fund

A Class (ACOAX)	January 31, 2026

This semi-annual shareholder report contains important information about Strategic Allocation: Moderate Fund for the period of August 1, 2025 to January 31, 2026. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
A Class	$48	0.92%

Fund Statistics
Net Assets	$777,601,702
Management Fees (dollars paid during the reporting period)	$2,217,191
Portfolio Turnover Rate	36%
Total Number of Portfolio Holdings	997

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Affiliated Funds	50.1%
Common Stocks	24.5%
U.S. Treasury Securities	8.0%
U.S. Government Agency Mortgage-Backed Securities	3.3%
Sovereign Governments and Agencies	3.2%
Corporate Bonds	3.2%
Collateralized Mortgage Obligations	1.7%
Asset-Backed Securities	0.7%
Commercial Mortgage-Backed Securities	0.4%
Municipal Securities	0.3%
Exchange-Traded Funds	0.1%
Preferred Securities	0.0%
Rights	0.0%
Short-Term Investments	6.6%
Other Assets and Liabilities	(2.1)%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

©2026 American Century Proprietary Holdings, Inc. All rights reserved.
S-25085606

SEMIANNUAL SHAREHOLDER REPORT
Strategic Allocation: Moderate Fund

C Class (ASTCX)	January 31, 2026

This semi-annual shareholder report contains important information about Strategic Allocation: Moderate Fund for the period of August 1, 2025 to January 31, 2026. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
C Class	$87	1.67%

Fund Statistics
Net Assets	$777,601,702
Management Fees (dollars paid during the reporting period)	$2,217,191
Portfolio Turnover Rate	36%
Total Number of Portfolio Holdings	997

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Affiliated Funds	50.1%
Common Stocks	24.5%
U.S. Treasury Securities	8.0%
U.S. Government Agency Mortgage-Backed Securities	3.3%
Sovereign Governments and Agencies	3.2%
Corporate Bonds	3.2%
Collateralized Mortgage Obligations	1.7%
Asset-Backed Securities	0.7%
Commercial Mortgage-Backed Securities	0.4%
Municipal Securities	0.3%
Exchange-Traded Funds	0.1%
Preferred Securities	0.0%
Rights	0.0%
Short-Term Investments	6.6%
Other Assets and Liabilities	(2.1)%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

©2026 American Century Proprietary Holdings, Inc. All rights reserved.
S-25085846

SEMIANNUAL SHAREHOLDER REPORT
Strategic Allocation: Moderate Fund

R Class (ASMRX)	January 31, 2026

This semi-annual shareholder report contains important information about Strategic Allocation: Moderate Fund for the period of August 1, 2025 to January 31, 2026. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R Class	$61	1.17%

Fund Statistics
Net Assets	$777,601,702
Management Fees (dollars paid during the reporting period)	$2,217,191
Portfolio Turnover Rate	36%
Total Number of Portfolio Holdings	997

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Affiliated Funds	50.1%
Common Stocks	24.5%
U.S. Treasury Securities	8.0%
U.S. Government Agency Mortgage-Backed Securities	3.3%
Sovereign Governments and Agencies	3.2%
Corporate Bonds	3.2%
Collateralized Mortgage Obligations	1.7%
Asset-Backed Securities	0.7%
Commercial Mortgage-Backed Securities	0.4%
Municipal Securities	0.3%
Exchange-Traded Funds	0.1%
Preferred Securities	0.0%
Rights	0.0%
Short-Term Investments	6.6%
Other Assets and Liabilities	(2.1)%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

©2026 American Century Proprietary Holdings, Inc. All rights reserved.
S-25085820

SEMIANNUAL SHAREHOLDER REPORT
Strategic Allocation: Moderate Fund

R5 Class (ASMUX)	January 31, 2026

This semi-annual shareholder report contains important information about Strategic Allocation: Moderate Fund for the period of August 1, 2025 to January 31, 2026. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R5 Class	$25	0.47%

Fund Statistics
Net Assets	$777,601,702
Management Fees (dollars paid during the reporting period)	$2,217,191
Portfolio Turnover Rate	36%
Total Number of Portfolio Holdings	997

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Affiliated Funds	50.1%
Common Stocks	24.5%
U.S. Treasury Securities	8.0%
U.S. Government Agency Mortgage-Backed Securities	3.3%
Sovereign Governments and Agencies	3.2%
Corporate Bonds	3.2%
Collateralized Mortgage Obligations	1.7%
Asset-Backed Securities	0.7%
Commercial Mortgage-Backed Securities	0.4%
Municipal Securities	0.3%
Exchange-Traded Funds	0.1%
Preferred Securities	0.0%
Rights	0.0%
Short-Term Investments	6.6%
Other Assets and Liabilities	(2.1)%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

©2026 American Century Proprietary Holdings, Inc. All rights reserved.
S-25085515

SEMIANNUAL SHAREHOLDER REPORT
Strategic Allocation: Moderate Fund

R6 Class (ASMDX)	January 31, 2026

This semi-annual shareholder report contains important information about Strategic Allocation: Moderate Fund for the period of August 1, 2025 to January 31, 2026. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R6 Class	$17	0.32%

Fund Statistics
Net Assets	$777,601,702
Management Fees (dollars paid during the reporting period)	$2,217,191
Portfolio Turnover Rate	36%
Total Number of Portfolio Holdings	997

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Affiliated Funds	50.1%
Common Stocks	24.5%
U.S. Treasury Securities	8.0%
U.S. Government Agency Mortgage-Backed Securities	3.3%
Sovereign Governments and Agencies	3.2%
Corporate Bonds	3.2%
Collateralized Mortgage Obligations	1.7%
Asset-Backed Securities	0.7%
Commercial Mortgage-Backed Securities	0.4%
Municipal Securities	0.3%
Exchange-Traded Funds	0.1%
Preferred Securities	0.0%
Rights	0.0%
Short-Term Investments	6.6%
Other Assets and Liabilities	(2.1)%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

©2026 American Century Proprietary Holdings, Inc. All rights reserved.
S-25085630

SEMIANNUAL SHAREHOLDER REPORT
Strategic Allocation: Aggressive Fund

Investor Class (TWSAX)	January 31, 2026

This semi-annual shareholder report contains important information about Strategic Allocation: Aggressive Fund for the period of August 1, 2025 to January 31, 2026. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$32	0.61%

Fund Statistics
Net Assets	$732,191,215
Management Fees (dollars paid during the reporting period)	$1,719,739
Portfolio Turnover Rate	32%
Total Number of Portfolio Holdings	902

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Affiliated Funds	58.2%
Common Stocks	30.2%
Corporate Bonds	2.4%
U.S. Government Agency Mortgage-Backed Securities	2.0%
U.S. Treasury Securities	2.0%
Sovereign Governments and Agencies	1.3%
Collateralized Mortgage Obligations	1.0%
Convertible Preferred Securities	0.6%
Asset-Backed Securities	0.4%
Commercial Mortgage-Backed Securities	0.3%
Exchange-Traded Funds	0.2%
Preferred Securities	0.0%
Municipal Securities	0.0%
Rights	0.0%
Short-Term Investments	7.7%
Other Assets and Liabilities	(6.3)%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

©2026 American Century Proprietary Holdings, Inc. All rights reserved.
S-25085705

SEMIANNUAL SHAREHOLDER REPORT
Strategic Allocation: Aggressive Fund

I Class (AAAIX)	January 31, 2026

This semi-annual shareholder report contains important information about Strategic Allocation: Aggressive Fund for the period of August 1, 2025 to January 31, 2026. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
I Class	$22	0.41%

Fund Statistics
Net Assets	$732,191,215
Management Fees (dollars paid during the reporting period)	$1,719,739
Portfolio Turnover Rate	32%
Total Number of Portfolio Holdings	902

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Affiliated Funds	58.2%
Common Stocks	30.2%
Corporate Bonds	2.4%
U.S. Government Agency Mortgage-Backed Securities	2.0%
U.S. Treasury Securities	2.0%
Sovereign Governments and Agencies	1.3%
Collateralized Mortgage Obligations	1.0%
Convertible Preferred Securities	0.6%
Asset-Backed Securities	0.4%
Commercial Mortgage-Backed Securities	0.3%
Exchange-Traded Funds	0.2%
Preferred Securities	0.0%
Municipal Securities	0.0%
Rights	0.0%
Short-Term Investments	7.7%
Other Assets and Liabilities	(6.3)%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

©2026 American Century Proprietary Holdings, Inc. All rights reserved.
S-25085853

SEMIANNUAL SHAREHOLDER REPORT
Strategic Allocation: Aggressive Fund

A Class (ACVAX)	January 31, 2026

This semi-annual shareholder report contains important information about Strategic Allocation: Aggressive Fund for the period of August 1, 2025 to January 31, 2026. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
A Class	$45	0.86%

Fund Statistics
Net Assets	$732,191,215
Management Fees (dollars paid during the reporting period)	$1,719,739
Portfolio Turnover Rate	32%
Total Number of Portfolio Holdings	902

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Affiliated Funds	58.2%
Common Stocks	30.2%
Corporate Bonds	2.4%
U.S. Government Agency Mortgage-Backed Securities	2.0%
U.S. Treasury Securities	2.0%
Sovereign Governments and Agencies	1.3%
Collateralized Mortgage Obligations	1.0%
Convertible Preferred Securities	0.6%
Asset-Backed Securities	0.4%
Commercial Mortgage-Backed Securities	0.3%
Exchange-Traded Funds	0.2%
Preferred Securities	0.0%
Municipal Securities	0.0%
Rights	0.0%
Short-Term Investments	7.7%
Other Assets and Liabilities	(6.3)%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

©2026 American Century Proprietary Holdings, Inc. All rights reserved.
S-25085887

SEMIANNUAL SHAREHOLDER REPORT
Strategic Allocation: Aggressive Fund

C Class (ASTAX)	January 31, 2026

This semi-annual shareholder report contains important information about Strategic Allocation: Aggressive Fund for the period of August 1, 2025 to January 31, 2026. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
C Class	$85	1.61%

Fund Statistics
Net Assets	$732,191,215
Management Fees (dollars paid during the reporting period)	$1,719,739
Portfolio Turnover Rate	32%
Total Number of Portfolio Holdings	902

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Affiliated Funds	58.2%
Common Stocks	30.2%
Corporate Bonds	2.4%
U.S. Government Agency Mortgage-Backed Securities	2.0%
U.S. Treasury Securities	2.0%
Sovereign Governments and Agencies	1.3%
Collateralized Mortgage Obligations	1.0%
Convertible Preferred Securities	0.6%
Asset-Backed Securities	0.4%
Commercial Mortgage-Backed Securities	0.3%
Exchange-Traded Funds	0.2%
Preferred Securities	0.0%
Municipal Securities	0.0%
Rights	0.0%
Short-Term Investments	7.7%
Other Assets and Liabilities	(6.3)%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

©2026 American Century Proprietary Holdings, Inc. All rights reserved.
S-25085838

SEMIANNUAL SHAREHOLDER REPORT
Strategic Allocation: Aggressive Fund

R Class (AAARX)	January 31, 2026

This semi-annual shareholder report contains important information about Strategic Allocation: Aggressive Fund for the period of August 1, 2025 to January 31, 2026. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R Class	$59	1.11%

Fund Statistics
Net Assets	$732,191,215
Management Fees (dollars paid during the reporting period)	$1,719,739
Portfolio Turnover Rate	32%
Total Number of Portfolio Holdings	902

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Affiliated Funds	58.2%
Common Stocks	30.2%
Corporate Bonds	2.4%
U.S. Government Agency Mortgage-Backed Securities	2.0%
U.S. Treasury Securities	2.0%
Sovereign Governments and Agencies	1.3%
Collateralized Mortgage Obligations	1.0%
Convertible Preferred Securities	0.6%
Asset-Backed Securities	0.4%
Commercial Mortgage-Backed Securities	0.3%
Exchange-Traded Funds	0.2%
Preferred Securities	0.0%
Municipal Securities	0.0%
Rights	0.0%
Short-Term Investments	7.7%
Other Assets and Liabilities	(6.3)%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

©2026 American Century Proprietary Holdings, Inc. All rights reserved.
S-25085713

SEMIANNUAL SHAREHOLDER REPORT
Strategic Allocation: Aggressive Fund

R5 Class (ASAUX)	January 31, 2026

This semi-annual shareholder report contains important information about Strategic Allocation: Aggressive Fund for the period of August 1, 2025 to January 31, 2026. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R5 Class	$22	0.41%

Fund Statistics
Net Assets	$732,191,215
Management Fees (dollars paid during the reporting period)	$1,719,739
Portfolio Turnover Rate	32%
Total Number of Portfolio Holdings	902

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Affiliated Funds	58.2%
Common Stocks	30.2%
Corporate Bonds	2.4%
U.S. Government Agency Mortgage-Backed Securities	2.0%
U.S. Treasury Securities	2.0%
Sovereign Governments and Agencies	1.3%
Collateralized Mortgage Obligations	1.0%
Convertible Preferred Securities	0.6%
Asset-Backed Securities	0.4%
Commercial Mortgage-Backed Securities	0.3%
Exchange-Traded Funds	0.2%
Preferred Securities	0.0%
Municipal Securities	0.0%
Rights	0.0%
Short-Term Investments	7.7%
Other Assets and Liabilities	(6.3)%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

©2026 American Century Proprietary Holdings, Inc. All rights reserved.
S-25085499

SEMIANNUAL SHAREHOLDER REPORT
Strategic Allocation: Aggressive Fund

R6 Class (AAAUX)	January 31, 2026

This semi-annual shareholder report contains important information about Strategic Allocation: Aggressive Fund for the period of August 1, 2025 to January 31, 2026. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R6 Class	$14	0.26%

Fund Statistics
Net Assets	$732,191,215
Management Fees (dollars paid during the reporting period)	$1,719,739
Portfolio Turnover Rate	32%
Total Number of Portfolio Holdings	902

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Affiliated Funds	58.2%
Common Stocks	30.2%
Corporate Bonds	2.4%
U.S. Government Agency Mortgage-Backed Securities	2.0%
U.S. Treasury Securities	2.0%
Sovereign Governments and Agencies	1.3%
Collateralized Mortgage Obligations	1.0%
Convertible Preferred Securities	0.6%
Asset-Backed Securities	0.4%
Commercial Mortgage-Backed Securities	0.3%
Exchange-Traded Funds	0.2%
Preferred Securities	0.0%
Municipal Securities	0.0%
Rights	0.0%
Short-Term Investments	7.7%
Other Assets and Liabilities	(6.3)%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

©2026 American Century Proprietary Holdings, Inc. All rights reserved.
S-25085622

(b) Not applicable.

ITEM 2. CODE OF ETHICS.

Not applicable for semiannual report filings.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable for semiannual report filings.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable for semiannual report filings.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable for semiannual report filings.

ITEM 6. INVESTMENTS.

(a) The schedule of investments is included as part of the financial statements and other information filed under Item 7 of this Form.

(b) Not applicable.

ITEM 7. FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

(a)

Semiannual Financial Statements and Other Information

January 31, 2026

Strategic Allocation: Conservative Fund
Investor Class (TWSCX)
I Class (ACCIX)
A Class (ACCAX)
C Class (AACCX)
R Class (AACRX)
R5 Class (AACGX)
R6 Class (AACDX)
Strategic Allocation: Moderate Fund
Investor Class (TWSMX)
I Class (ASAMX)
A Class (ACOAX)
C Class (ASTCX)
R Class (ASMRX)
R5 Class (ASMUX)
R6 Class (ASMDX)
Strategic Allocation: Aggressive Fund
Investor Class (TWSAX)
I Class (AAAIX)
A Class (ACVAX)
C Class (ASTAX)
R Class (AAARX)
R5 Class (ASAUX)
R6 Class (AAAUX)

Investors should carefully consider a fund’s investment objectives, risks, charges and expenses. For this and additional information about a fund, including the Annual Shareholder Report, Semiannual Shareholder Report, Prospectus and Statement of Additional Information, visit americancentury.com/docs.

Schedule of Investments - Strategic Allocation: Conservative Fund
JANUARY 31, 2026 (UNAUDITED)

	Shares/Principal Amount	Value
AFFILIATED FUNDS(1) — 41.7%
American Century Diversified Corporate Bond ETF	324,082	$15,379,311
American Century Focused Dynamic Growth ETF(2)	38,749	4,907,948
American Century Focused Large Cap Value ETF	63,973	5,064,103
American Century Multisector Income ETF	346,566	15,363,271
American Century Quality Diversified International ETF	84,853	5,729,275
American Century Short Duration Strategic Income ETF	251,577	13,041,752
American Century U.S. Quality Growth ETF	141,462	15,931,450
American Century U.S. Quality Value ETF(3)	258,823	17,752,670
Avantis International Equity ETF	73,943	6,424,907
Avantis International Small Cap Value ETF	21,299	2,153,755
Avantis U.S. Equity ETF(3)	129,739	15,006,910
Avantis U.S. Small Cap Value ETF	19,702	2,152,837
TOTAL AFFILIATED FUNDS (Cost $86,119,064)		118,908,189
COMMON STOCKS — 18.2%
Aerospace and Defense — 0.5%
AAR Corp.(2)	252	26,689
Airbus SE	562	128,670
Astronics Corp.(2)	310	23,482
ATI, Inc.(2)	223	26,827
Axon Enterprise, Inc.(2)	213	103,003
Babcock International Group PLC	1,501	29,594
Carpenter Technology Corp.	74	23,519
CSG NV(2)	1,047	37,921
Curtiss-Wright Corp.	198	130,025
Exosens SAS	402	25,752
HEICO Corp.	315	104,237
Hexcel Corp.	926	76,682
Howmet Aerospace, Inc.	1,425	296,514
Karman Holdings, Inc.(2)	203	21,071
L3Harris Technologies, Inc.	468	160,454
Rheinmetall AG	42	88,992
Rocket Lab Corp.(2)	1,297	103,851
		1,407,283
Air Freight and Logistics — 0.1%
Deutsche Post AG	1,716	95,973
FedEx Corp.	174	56,072
		152,045
Automobile Components — 0.1%
BorgWarner, Inc.	1,034	49,022
Cie Generale des Etablissements Michelin SCA	3,630	134,802
Continental AG	1,252	98,519
Gentex Corp.	2,343	53,912
JTEKT Corp.	2,300	27,158
Linamar Corp.	728	46,151
		409,564
Automobiles — 0.2%
Bayerische Motoren Werke AG	904	93,094
Ferrari NV	329	109,737
Kia Corp.	212	22,557

Schedule of Investments - Strategic Allocation: Conservative Fund

	Shares/Principal Amount	Value
Mercedes-Benz Group AG	1,362	$93,085
Suzuki Motor Corp.	4,600	62,721
Tesla, Inc.(2)	500	215,205
		596,399
Banks — 1.1%
AIB Group PLC	6,917	77,319
AL Sydbank	199	18,022
Banco do Brasil SA	5,200	24,830
Banco Santander SA	6,184	78,958
Bancorp, Inc.(2)	308	18,308
Bank of America Corp.	3,598	191,414
Bankinter SA	883	15,073
Barclays PLC	22,266	148,605
BAWAG Group AG(2)	199	32,372
BNP Paribas SA	1,436	155,278
BPER Banca SpA(3)	2,341	32,969
Coastal Financial Corp.(2)	128	12,260
Commerce Bancshares, Inc.	3,366	177,186
Erste Group Bank AG	807	104,917
First Hawaiian, Inc.	2,900	76,995
Hana Financial Group, Inc.	669	46,483
HDFC Bank Ltd.	9,200	93,024
Itau Unibanco Holding SA, Preference Shares	6,800	58,442
JPMorgan Chase & Co.	662	202,499
Lloyds Banking Group PLC	86,132	128,613
Mebuki Financial Group, Inc.(3)	4,800	36,212
NOBA Bank Group AB(2)	1,617	20,994
NU Holdings Ltd., Class A(2)	9,773	173,471
Prosperity Bancshares, Inc.	2,010	138,710
Rakuten Bank Ltd.(2)	2,300	110,074
Regions Financial Corp.	6,159	175,531
Societe Generale SA	3,945	345,698
Suruga Bank Ltd.	3,200	40,192
Triumph Financial, Inc.(2)	140	8,833
Truist Financial Corp.	2,465	126,750
U.S. Bancorp	2,473	138,760
United Overseas Bank Ltd.	3,500	105,487
Westamerica Bancorporation	995	50,327
Woori Financial Group, Inc.	1,273	26,630
		3,191,236
Beverages — 0.2%
Anheuser-Busch InBev SA	409	29,441
Celsius Holdings, Inc.(2)	231	12,123
Heineken NV	2,107	173,932
Lifedrink Co., Inc.	1,000	10,486
PepsiCo, Inc.	660	101,396
Pernod Ricard SA	955	85,393
		412,771
Biotechnology — 0.4%
AbbVie, Inc.	576	128,454
ADMA Biologics, Inc.(2)	1,315	22,750
Alkermes PLC(2)	364	12,336

Schedule of Investments - Strategic Allocation: Conservative Fund

	Shares/Principal Amount	Value
Alnylam Pharmaceuticals, Inc.(2)	254	$85,867
Arcellx, Inc.(2)	125	8,539
Arcutis Biotherapeutics, Inc.(2)	474	12,025
Argenx SE, ADR(2)	29	24,375
Bridgebio Pharma, Inc.(2)	347	26,813
Celldex Therapeutics, Inc.(2)	245	6,027
Centessa Pharmaceuticals PLC, ADR(2)	352	8,649
Cogent Biosciences, Inc.(2)	298	10,701
Cytokinetics, Inc.(2)	154	9,731
Evommune, Inc.(2)	171	3,095
Gilead Sciences, Inc.	856	121,509
Grifols SA, Preference Shares	3,443	31,912
Insmed, Inc.(2)	529	82,984
Ionis Pharmaceuticals, Inc.(2)	137	11,326
Madrigal Pharmaceuticals, Inc.(2)	55	26,912
Mineralys Therapeutics, Inc.(2)	302	9,329
Natera, Inc.(2)	517	119,499
Newamsterdam Pharma Co. NV(2)(3)	125	3,890
Nuvalent, Inc., Class A(2)	127	13,067
Praxis Precision Medicines, Inc.(2)	36	11,304
Protagonist Therapeutics, Inc.(2)	179	14,642
Revolution Medicines, Inc.(2)	141	13,670
Scholar Rock Holding Corp.(2)	242	10,730
Twist Bioscience Corp.(2)	176	7,228
UroGen Pharma Ltd.(2)	393	7,707
Vaxcyte, Inc.(2)	114	6,107
Vera Therapeutics, Inc.(2)	243	10,512
Vertex Pharmaceuticals, Inc.(2)	161	75,654
Viking Therapeutics, Inc.(2)(3)	1,567	45,506
Xenon Pharmaceuticals, Inc.(2)	234	9,596
		992,446
Broadline Retail — 0.3%
Alibaba Group Holding Ltd.	1,300	27,656
Alibaba Group Holding Ltd., ADR	1,075	182,277
Amazon.com, Inc.(2)	2,107	504,205
Coupang, Inc.(2)	2,859	57,637
Ollie's Bargain Outlet Holdings, Inc.(2)	76	8,383
Ryohin Keikaku Co. Ltd.	3,900	77,785
		857,943
Building Products — 0.2%
A.O. Smith Corp.	944	69,375
Fortune Brands Innovations, Inc.	242	13,092
Hayward Holdings, Inc.(2)	1,943	31,360
Johnson Controls International PLC	1,673	199,522
Masco Corp.	861	56,904
Munters Group AB	833	16,446
Trane Technologies PLC	249	104,724
Trex Co., Inc.(2)	418	17,314
Volution Group PLC	1,451	12,699
		521,436
Capital Markets — 0.6%
Ameriprise Financial, Inc.	162	85,405

Schedule of Investments - Strategic Allocation: Conservative Fund

	Shares/Principal Amount	Value
Ares Management Corp., Class A	839	$125,573
Bank of New York Mellon Corp.	325	38,974
Blackrock, Inc.	80	89,515
Coinbase Global, Inc., Class A(2)	148	28,822
Etoro Group Ltd., Class A(2)	265	7,791
flatexDEGIRO SE	412	20,097
Goldman Sachs Group, Inc.	128	119,732
Hamilton Lane, Inc., Class A	137	19,350
HUB24 Ltd.	168	11,771
Intercontinental Exchange, Inc.	387	67,253
KKR & Co., Inc.	512	58,501
London Stock Exchange Group PLC	988	110,204
LPL Financial Holdings, Inc.	385	140,333
Miami International Holdings, Inc.(2)	313	13,061
Morgan Stanley	559	102,185
MSCI, Inc.	50	30,461
Northern Trust Corp.	996	148,832
P10, Inc., Class A	902	9,724
Piper Sandler Cos.	44	15,239
Raymond James Financial, Inc.	125	20,733
S&P Global, Inc.	269	141,976
St. James's Place PLC	1,398	29,198
T. Rowe Price Group, Inc.	687	72,602
TPG, Inc.	1,386	81,649
XP, Inc., Class A	6,791	132,492
		1,721,473
Chemicals — 0.2%
Arkema SA	1,453	87,503
Axalta Coating Systems Ltd.(2)	1,628	54,668
Chugoku Marine Paints Ltd.	700	19,743
Ecolab, Inc.	291	82,059
Element Solutions, Inc.	629	18,304
Linde PLC	276	126,124
Novonesis Novozymes B, Class B	1,435	87,928
PPG Industries, Inc.	645	74,581
Resonac Holdings Corp.(3)	500	29,037
Tokyo Ohka Kogyo Co. Ltd.	600	28,321
		608,268
Commercial Services and Supplies — 0.1%
ABM Industries, Inc.	945	43,508
Boyd Group, Inc.	115	18,848
Daiei Kankyo Co. Ltd.	500	13,188
Mitie Group PLC	10,463	23,919
OPENLANE, Inc.(2)	848	25,474
Park24 Co. Ltd.	1,300	18,116
Republic Services, Inc.	403	86,681
		229,734
Communications Equipment — 0.1%
Ciena Corp.(2)	222	55,902
F5, Inc.(2)	347	95,637
Motorola Solutions, Inc.	245	98,622
		250,161

Schedule of Investments - Strategic Allocation: Conservative Fund

	Shares/Principal Amount	Value
Construction and Engineering — 0.1%
Argan, Inc.	55	$19,091
Balfour Beatty PLC	2,347	22,983
Construction Partners, Inc., Class A(2)	297	32,634
Eiffage SA	186	27,585
EMCOR Group, Inc.	239	172,255
INFRONEER Holdings, Inc.	1,500	22,466
Kinden Corp.	200	8,850
Kumagai Gumi Co. Ltd.	2,500	28,058
Sterling Infrastructure, Inc.(2)	99	35,433
Ventia Services Group Pty. Ltd.	6,537	26,180
		395,535
Construction Materials — 0.1%
Amrize Ltd.(2)	1,372	72,195
CRH PLC	470	57,533
SigmaRoc PLC(2)	5,908	11,595
Titan America SA(2)	832	14,443
Vulcan Materials Co.	472	141,855
		297,621
Consumer Finance — 0.1%
American Express Co.	363	127,838
Dave, Inc.(2)	98	16,042
Enova International, Inc.(2)	49	8,093
Zip Co. Ltd.(2)(3)	7,935	14,639
		166,612
Consumer Staples Distribution & Retail — 0.3%
BGF retail Co. Ltd.	1,087	91,542
Casey's General Stores, Inc.	182	110,383
Costco Wholesale Corp.	94	88,384
Koninklijke Ahold Delhaize NV	3,160	123,556
PriceSmart, Inc.	100	14,221
Sprouts Farmers Market, Inc.(2)	409	29,002
Sysco Corp.	2,376	199,228
Target Corp.	358	37,758
Tsuruha Holdings, Inc.(3)	1,100	17,528
		711,602
Containers and Packaging — 0.1%
Ball Corp.	1,083	61,590
Graphic Packaging Holding Co.	5,063	74,173
Packaging Corp. of America	726	161,571
Rengo Co. Ltd.	2,600	22,274
Verallia SA	2,876	75,287
		394,895
Distributors — 0.0%
Pool Corp.	241	61,236
Diversified Consumer Services — 0.0%
Bright Horizons Family Solutions, Inc.(2)	274	25,381
Coursera, Inc.(2)	81	491
Duolingo, Inc.(2)	121	16,221
OneSpaWorld Holdings Ltd.	512	10,061
		52,154

Schedule of Investments - Strategic Allocation: Conservative Fund

	Shares/Principal Amount	Value
Diversified REITs — 0.2%
British Land Co. PLC	12,894	$73,547
Broadstone Net Lease, Inc.	4,343	80,389
CapitaLand Integrated Commercial Trust	45,500	85,422
Charter Hall Group	4,612	73,447
Essential Properties Realty Trust, Inc.	2,261	68,644
Merlin Properties Socimi SA	3,340	49,710
Stockland	5,382	20,137
WP Carey, Inc.	1,332	92,907
		544,203
Diversified Telecommunication Services — 0.1%
Bezeq The Israeli Telecommunication Corp. Ltd.	10,064	25,846
Globalstar, Inc.(2)	204	12,571
Orange SA	1,348	25,059
Telkom Indonesia Persero Tbk. PT	722,000	154,335
Verizon Communications, Inc.	979	43,585
		261,396
Electric Utilities — 0.3%
Duke Energy Corp.	733	88,950
Evergy, Inc.	2,095	160,749
Eversource Energy	1,391	96,160
Iberdrola SA	8,320	187,056
NextEra Energy, Inc.	2,572	226,079
Oklo, Inc.(2)	81	6,449
PPL Corp.	1,620	58,725
Xcel Energy, Inc.	2,003	152,348
		976,516
Electrical Equipment — 0.3%
Accelleron Industries AG	174	16,667
Eaton Corp. PLC	285	100,155
GE Vernova, Inc.	101	73,363
Hubbell, Inc.	103	50,258
Nexans SA	45	7,088
Regal Rexnord Corp.	108	17,442
Schneider Electric SE	509	145,931
Sensata Technologies Holding PLC	1,608	55,621
Siemens Energy AG(2)	881	150,105
Sinfonia Technology Co. Ltd.	400	27,070
SWCC Corp.	100	7,453
Vertiv Holdings Co., Class A	1,236	230,119
		881,272
Electronic Equipment, Instruments and Components — 0.1%
Alps Alpine Co. Ltd.	1,600	20,957
CDW Corp.	483	61,046
Cognex Corp.	288	11,157
Coherent Corp.(2)	249	52,833
Fabrinet(2)	49	23,983
Itron, Inc.(2)	90	8,917
Koa Corp.	1,400	14,108
Lagercrantz Group AB, B Shares(3)	280	6,135
Littelfuse, Inc.	52	16,836
Mirion Technologies, Inc., Class A(2)	645	16,022

Schedule of Investments - Strategic Allocation: Conservative Fund

	Shares/Principal Amount	Value
Novanta, Inc.(2)	184	$24,755
Plexus Corp.(2)	202	40,265
Ralliant Corp.	1,222	64,729
TE Connectivity PLC	130	28,961
		390,704
Energy Equipment and Services — 0.1%
Baker Hughes Co.	3,261	182,747
DOF Group ASA	1,899	22,226
Expro Group Holdings NV(2)	552	8,838
SBM Offshore NV	404	14,512
SLB Ltd.	2,260	109,339
Subsea 7 SA	623	15,925
TechnipFMC PLC	195	10,865
Tecnicas Reunidas SA(2)	588	22,264
		386,716
Entertainment — 0.1%
Liberty Media Corp.-Liberty Formula One, Class C(2)	214	18,622
Netflix, Inc.(2)	1,110	92,674
ROBLOX Corp., Class A(2)	2,238	147,171
Spotify Technology SA(2)	239	119,584
		378,051
Financial Services — 0.3%
Adyen NV(2)	79	117,145
Affirm Holdings, Inc.(2)	1,136	68,501
Banco Latinoamericano de Comercio Exterior SA	249	12,069
Chime Financial, Inc., Class A(2)(3)	693	17,616
Corpay, Inc.(2)	449	141,269
GMO Payment Gateway, Inc.(3)	300	17,327
Mastercard, Inc., Class A	415	223,598
Toast, Inc., Class A(2)	1,646	51,207
Visa, Inc., Class A	356	114,571
		763,303
Food Products — 0.1%
Conagra Brands, Inc.	3,606	66,747
Cranswick PLC	164	11,838
General Mills, Inc.	524	24,240
Greencore Group PLC	2,943	11,639
Magnum Ice Cream Co. NV(2)	2,422	43,046
Mondelez International, Inc., Class A	823	48,121
Vital Farms, Inc.(2)	324	9,218
		214,849
Gas Utilities — 0.1%
Nippon Gas Co. Ltd.	500	9,483
ONE Gas, Inc.	1,684	133,979
Spire, Inc.	1,003	84,743
		228,205
Ground Transportation — 0.2%
CSX Corp.	4,025	151,984
Norfolk Southern Corp.	346	100,769
Uber Technologies, Inc.(2)	728	58,276
Union Pacific Corp.	278	65,358

Schedule of Investments - Strategic Allocation: Conservative Fund

	Shares/Principal Amount	Value
XPO, Inc.(2)	326	$48,284
		424,671
Health Care Equipment and Supplies — 0.6%
Alphatec Holdings, Inc.(2)	2,101	31,158
Becton Dickinson & Co.	790	160,749
Dexcom, Inc.(2)	2,763	201,810
Envista Holdings Corp.(2)	3,332	78,202
EssilorLuxottica SA	373	114,025
GE HealthCare Technologies, Inc.	2,996	236,594
IDEXX Laboratories, Inc.(2)	211	141,467
Insulet Corp.(2)	680	173,951
Intuitive Surgical, Inc.(2)	127	64,036
Medtronic PLC	805	82,883
SI-BONE, Inc.(2)	823	13,645
Terumo Corp.	7,600	99,417
UFP Technologies, Inc.(2)	71	17,831
Zimmer Biomet Holdings, Inc.	2,799	243,709
		1,659,477
Health Care Providers and Services — 0.4%
Cencora, Inc.	572	205,474
Chartwell Retirement Residences	6,765	100,458
Cigna Group	397	108,822
Encompass Health Corp.	197	18,622
Ensign Group, Inc.	126	21,629
Galenica AG	92	11,500
HealthEquity, Inc.(2)	241	20,646
Henry Schein, Inc.(2)	2,451	185,001
Labcorp Holdings, Inc.	606	164,541
Omada Health, Inc.(2)	493	7,370
PACS Group, Inc.(2)	187	6,313
Pediatrix Medical Group, Inc.(2)	513	10,968
Quest Diagnostics, Inc.	518	96,882
RadNet, Inc.(2)	209	14,651
Sienna Senior Living, Inc.(3)	701	10,919
Talkspace, Inc.(2)	97	392
U.S. Physical Therapy, Inc.	110	9,226
UnitedHealth Group, Inc.	207	59,395
Universal Health Services, Inc., Class B	425	85,535
		1,138,344
Health Care REITs — 0.4%
Aedifica SA	443	39,010
American Healthcare REIT, Inc.	1,563	73,320
CareTrust REIT, Inc.	2,462	91,931
Healthpeak Properties, Inc.	5,690	98,096
Omega Healthcare Investors, Inc.	1,437	63,056
Ventas, Inc.	2,875	223,301
Welltower, Inc.	2,951	555,850
		1,144,564
Health Care Technology — 0.1%
Phreesia, Inc.(2)	359	4,821

Schedule of Investments - Strategic Allocation: Conservative Fund

	Shares/Principal Amount	Value
Veeva Systems, Inc., Class A(2)	656	$133,772
		138,593
Hotel & Resort REITs — 0.1%
Host Hotels & Resorts, Inc.	7,315	135,547
Hotels, Restaurants and Leisure — 0.5%
Airbnb, Inc., Class A(2)	191	24,710
Booking Holdings, Inc.	14	70,026
Chipotle Mexican Grill, Inc.(2)	673	26,159
DoorDash, Inc., Class A(2)	222	45,426
Expedia Group, Inc.	259	68,594
Flutter Entertainment PLC(2)	597	98,594
Fujita Kanko, Inc.(3)	400	6,447
Hilton Worldwide Holdings, Inc.	1,169	348,958
Life Time Group Holdings, Inc.(2)	721	21,032
Marriott International, Inc., Class A	296	93,329
Planet Fitness, Inc., Class A(2)	184	16,751
Royal Caribbean Cruises Ltd.	1,074	348,674
Scandic Hotels Group AB	2,068	20,665
Sodexo SA(3)	972	49,661
Viking Holdings Ltd.(2)	1,612	116,306
Whitbread PLC	2,562	95,635
Wingstop, Inc.	82	21,765
		1,472,732
Household Durables — 0.3%
Barratt Redrow PLC	17,077	90,930
De' Longhi SpA	344	15,207
Haseko Corp.	800	16,397
Mohawk Industries, Inc.(2)	771	91,271
Neinor Homes SA(2)	4,245	101,149
PulteGroup, Inc.	750	93,817
Sony Group Corp.	4,400	97,011
Sumitomo Forestry Co. Ltd.	1,100	11,927
Taylor Wimpey PLC	75,927	111,002
TopBuild Corp.(2)	198	92,674
		721,385
Household Products — 0.2%
Church & Dwight Co., Inc.	869	83,641
Colgate-Palmolive Co.	511	46,138
Henkel AG & Co. KGaA, Preference Shares	1,083	95,144
Kimberly-Clark Corp.	1,549	154,884
Procter & Gamble Co.	949	144,030
Reckitt Benckiser Group PLC	1,827	152,425
		676,262
Independent Power and Renewable Electricity Producers — 0.1%
Talen Energy Corp.(2)	60	20,902
TransAlta Corp.	1,571	20,075
Vistra Corp.	1,641	259,852
		300,829
Industrial Conglomerates — 0.0%
Honeywell International, Inc.	468	106,479
Industrial REITs — 0.3%
First Industrial Realty Trust, Inc.	1,538	89,250

Schedule of Investments - Strategic Allocation: Conservative Fund

	Shares/Principal Amount	Value
GLP J-Reit	42	$38,608
Goodman Group(3)	7,228	153,549
Prologis, Inc.	4,369	570,417
Segro PLC	6,890	71,784
Tritax Big Box REIT PLC	9,775	22,189
		945,797
Insurance — 0.4%
Aegon Ltd.	8,705	68,373
AIA Group Ltd.	9,400	108,452
Allstate Corp.	258	51,340
Beazley PLC	1,709	26,550
Bowhead Specialty Holdings, Inc.(2)	429	10,536
Hanover Insurance Group, Inc.	227	39,530
HCI Group, Inc.	70	11,107
Intact Financial Corp.	363	66,090
Kinsale Capital Group, Inc.	31	12,272
Marsh & McLennan Cos., Inc.	939	176,711
MetLife, Inc.	1,139	89,844
Phoenix Financial Ltd.	558	27,084
Progressive Corp.	255	53,040
Prudential PLC	8,308	136,461
Reinsurance Group of America, Inc.	785	159,159
Storebrand ASA	1,985	34,737
Willis Towers Watson PLC	364	115,559
		1,186,845
Interactive Media and Services — 0.5%
Alphabet, Inc., Class A	2,565	866,970
Meta Platforms, Inc., Class A	455	326,007
Reddit, Inc., Class A(2)	366	65,979
Tencent Holdings Ltd.	2,700	207,527
		1,466,483
IT Services — 0.4%
Amdocs Ltd.	1,347	110,373
Capgemini SE	379	58,888
Cloudflare, Inc., Class A(2)	1,061	188,169
Cognizant Technology Solutions Corp., Class A	1,189	97,569
Computacenter PLC	586	26,820
Fujitsu Ltd.	3,300	91,693
GDS Holdings Ltd., ADR(2)(3)	694	31,015
International Business Machines Corp.	669	205,182
MongoDB, Inc.(2)	97	36,019
NEC Corp.	5,100	172,888
NEXTDC Ltd.(2)(3)	2,213	20,447
Okta, Inc.(2)	500	42,240
Snowflake, Inc., Class A(2)	211	40,660
Twilio, Inc., Class A(2)	331	39,872
		1,161,835
Leisure Products — 0.0%
BRP, Inc.	260	19,623
Brunswick Corp.	127	10,188
Callaway Golf Co.(2)	674	9,672

Schedule of Investments - Strategic Allocation: Conservative Fund

	Shares/Principal Amount	Value
Technogym SpA	907	$18,941
		58,424
Life Sciences Tools and Services — 0.3%
Agilent Technologies, Inc.	349	46,714
Bio-Techne Corp.	980	62,808
Chemometec AS	101	9,762
Danaher Corp.	590	129,145
ICON PLC(2)	1,237	222,969
IQVIA Holdings, Inc.(2)	447	102,877
Lonza Group AG	224	152,197
Siegfried Holding AG(2)	157	19,305
Thermo Fisher Scientific, Inc.	171	98,942
West Pharmaceutical Services, Inc.	517	119,489
		964,208
Machinery — 0.7%
Alstom SA(2)	5,678	181,289
Atlas Copco AB, A Shares	6,111	126,022
CECO Environmental Corp.(2)	491	33,108
CNH Industrial NV	2,118	22,790
Construcciones y Auxiliar de Ferrocarriles SA	249	16,599
Crane Co.	407	74,335
Cummins, Inc.	457	264,521
Daimler Truck Holding AG	1,457	70,546
Deere & Co.	134	70,752
Deutz AG	1,288	16,494
Dover Corp.	145	29,216
FANUC Corp.	3,500	140,541
Flowserve Corp.	166	12,973
Fluidra SA(3)	197	5,730
Fortive Corp.	1,096	57,880
IDEX Corp.	249	49,439
IMI PLC	480	18,126
Kardex Holding AG	41	14,413
Konecranes OYJ	161	18,960
Kurita Water Industries Ltd.	400	20,008
Nabtesco Corp.	1,000	27,098
Organo Corp.	200	21,118
Oshkosh Corp.	465	66,876
PACCAR, Inc.	470	57,768
Parker-Hannifin Corp.	87	81,418
RBC Bearings, Inc.(2)	66	32,978
Timken Co.	934	87,039
Toro Co.	769	70,364
Weir Group PLC	562	24,823
Xylem, Inc.	747	102,989
Yaskawa Electric Corp.(3)	1,000	31,919
		1,848,132
Media — 0.1%
Magnite, Inc.(2)	1,252	18,116
New York Times Co., Class A	216	15,835
Omnicom Group, Inc.	941	72,495
Publicis Groupe SA	1,013	101,248

Schedule of Investments - Strategic Allocation: Conservative Fund

	Shares/Principal Amount	Value
Trade Desk, Inc., Class A(2)	1,009	$30,603
		238,297
Metals and Mining — 0.1%
Capstone Copper Corp.(2)	2,051	22,730
Genesis Minerals Ltd.(2)	5,147	25,416
GMK Norilskiy Nickel PAO(2)(4)	94,900	1
Lynas Rare Earths Ltd.(2)(3)	1,595	16,055
MP Materials Corp.(2)(3)	429	25,212
PLS Group Ltd.(2)(3)	5,333	15,648
Reliance, Inc.	273	89,954
Sandfire Resources Ltd.(2)	1,592	21,602
SSR Mining, Inc.(2)	587	13,401
Taseko Mines Ltd.(2)	1,526	11,628
Torex Gold Resources, Inc.	624	30,035
Vale SA	3,800	60,739
		332,421
Multi-Utilities — 0.0%
Northwestern Energy Group, Inc.	1,712	116,176
Office REITs — 0.0%
COPT Defense Properties	890	27,421
Mindspace Business Parks REIT	5,466	29,633
SL Green Realty Corp.	746	33,406
		90,460
Oil, Gas and Consumable Fuels — 0.6%
Cameco Corp.	271	33,439
Centrus Energy Corp., Class A(2)(3)	39	10,853
Cheniere Energy, Inc.	421	89,050
ConocoPhillips	798	83,175
Coterra Energy, Inc.	3,299	95,176
Diamondback Energy, Inc.	646	105,912
Eni SpA	1,785	36,484
Enterprise Products Partners LP	4,441	147,397
Expand Energy Corp.	596	66,996
Friedrich Vorwerk Group SE	196	21,055
Gaztransport Et Technigaz SA	104	22,407
NAC Kazatomprom JSC, GDR	1,414	115,541
ONEOK, Inc.	783	62,006
PBF Energy, Inc., Class A	553	18,503
Permian Resources Corp.	3,750	60,487
Repsol SA	5,933	116,887
Shell PLC	4,644	178,513
Targa Resources Corp.	714	143,500
TC Energy Corp.	1,792	105,073
Williams Cos., Inc.	1,737	116,831
		1,629,285
Paper and Forest Products — 0.0%
Mondi PLC	7,837	91,585
Passenger Airlines — 0.0%
Alaska Air Group, Inc.(2)	243	12,351
Southwest Airlines Co.	1,715	81,497
		93,848
Personal Care Products — 0.1%
Estee Lauder Cos., Inc., Class A	373	43,000

Schedule of Investments - Strategic Allocation: Conservative Fund

	Shares/Principal Amount	Value
Kenvue, Inc.	8,811	$153,311
L'Oreal SA	235	107,968
		304,279
Pharmaceuticals — 0.5%
ALK-Abello AS(2)	735	24,287
AstraZeneca PLC	1,039	193,580
AstraZeneca PLC, ADR	1,066	98,893
Bristol-Myers Squibb Co.	690	37,984
Crinetics Pharmaceuticals, Inc.(2)	307	15,332
Edgewise Therapeutics, Inc.(2)	380	10,697
Eli Lilly & Co.	193	200,170
Financiere de Tubize SA(3)	77	19,642
Galderma Group AG	727	135,512
GSK PLC	8,498	219,772
Hikma Pharmaceuticals PLC	3,351	70,292
Merck & Co., Inc.	628	69,250
Roche Holding AG	201	91,403
Sanofi SA	476	44,898
Structure Therapeutics, Inc., ADR(2)	598	52,893
Zoetis, Inc.	586	73,144
		1,357,749
Professional Services — 0.2%
Adecco Group AG	4,124	121,190
ALS Ltd.	1,750	29,840
Automatic Data Processing, Inc.	303	74,786
CACI International, Inc., Class A(2)	110	68,264
First Advantage Corp.(2)	699	9,437
Randstad NV	3,067	109,757
RELX PLC	2,336	82,816
Teleperformance SE	1,868	120,664
Verra Mobility Corp.(2)	588	11,348
		628,102
Real Estate Management and Development — 0.2%
CBRE Group, Inc., Class A(2)	502	85,506
City Developments Ltd.	5,900	42,991
Colliers International Group, Inc.	115	15,720
CTP NV	1,226	26,728
FirstService Corp. (Toronto)	67	10,380
Hang Lung Properties Ltd.	32,000	38,613
Hongkong Land Holdings Ltd.	6,000	50,909
Katitas Co. Ltd.	1,600	31,614
Mitsui Fudosan Co. Ltd.	2,400	27,521
Sumitomo Realty & Development Co. Ltd.(3)	4,900	136,450
Sun Hung Kai Properties Ltd.	1,000	16,059
Tokyo Tatemono Co. Ltd.	3,500	82,363
UOL Group Ltd.	5,600	47,827
		612,681
Residential REITs — 0.2%
American Homes 4 Rent, Class A	1,551	48,577
AvalonBay Communities, Inc.	145	25,762
Camden Property Trust	923	100,653

Schedule of Investments - Strategic Allocation: Conservative Fund

	Shares/Principal Amount	Value
Equity Residential	2,138	$133,240
Essex Property Trust, Inc.	122	30,728
GO Residential Real Estate Investment Trust	2,186	23,456
Sun Communities, Inc.	295	37,592
UDR, Inc.	2,312	85,891
UNITE Group PLC(3)	6,642	51,658
		537,557
Retail REITs — 0.4%
Agree Realty Corp.	483	34,887
Brixmor Property Group, Inc.	4,522	121,144
Japan Metropolitan Fund Invest	75	59,031
Macerich Co.	1,097	20,766
NETSTREIT Corp.	3,051	57,481
Phillips Edison & Co., Inc.	1,893	68,583
Realty Income Corp.	2,537	155,163
Regency Centers Corp.	477	34,759
Scentre Group	37,490	106,246
Simon Property Group, Inc.	1,097	209,867
Tanger, Inc.	1,673	54,741
Unibail-Rodamco-Westfield	564	62,359
		985,027
Semiconductors and Semiconductor Equipment — 1.3%
Analog Devices, Inc.	545	169,430
Applied Materials, Inc.	360	116,035
ASML Holding NV	162	232,293
Astera Labs, Inc.(2)	285	42,927
Broadcom, Inc.	1,265	419,094
Credo Technology Group Holding Ltd.(2)	260	32,573
Impinj, Inc.(2)	116	16,020
Infineon Technologies AG	3,466	169,427
Kokusai Electric Corp.	600	24,910
Lam Research Corp.	356	83,112
Lattice Semiconductor Corp.(2)	1,328	106,930
MACOM Technology Solutions Holdings, Inc.(2)	97	21,249
Micron Technology, Inc.	79	32,775
MKS, Inc.	98	23,070
Monolithic Power Systems, Inc.	196	220,333
Nova Ltd.(2)	34	15,567
NVIDIA Corp.	6,007	1,148,118
NXP Semiconductors NV	199	45,002
ON Semiconductor Corp.(2)	833	49,888
Onto Innovation, Inc.(2)	55	11,113
Silicon Laboratories, Inc.(2)	179	25,498
SiTime Corp.(2)	75	27,233
SUMCO Corp.	6,700	69,948
Taiwan Semiconductor Manufacturing Co. Ltd.	6,000	331,775
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	214	70,740
Teradyne, Inc.	357	86,055
Tower Semiconductor Ltd.(2)	160	21,557
Veeco Instruments, Inc.(2)	195	6,090
		3,618,762

Schedule of Investments - Strategic Allocation: Conservative Fund

	Shares/Principal Amount	Value
Software — 0.8%
ACI Worldwide, Inc.(2)	122	$5,290
Agilysys, Inc.(2)	241	20,907
AppLovin Corp., Class A(2)	103	48,730
BlackLine, Inc.(2)	297	13,801
Cadence Design Systems, Inc.(2)	715	211,897
Cellebrite DI Ltd.(2)	342	5,031
Core Scientific, Inc.(2)(3)	825	14,842
Crowdstrike Holdings, Inc., Class A(2)	116	51,203
Datadog, Inc., Class A(2)	1,081	139,795
Descartes Systems Group, Inc.(2)	100	7,476
Dynatrace, Inc.(2)	1,306	49,745
Elastic NV(2)	116	7,648
Fair Isaac Corp.(2)	124	181,433
HubSpot, Inc.(2)	171	47,880
Klaviyo, Inc., Class A(2)	641	14,236
Microsoft Corp.	2,085	897,155
Netskope, Inc., Class A(2)	79	1,173
Onestream, Inc.(2)	424	10,011
Pegasystems, Inc.	171	7,471
Q2 Holdings, Inc.(2)	311	19,049
Riot Platforms, Inc.(2)(3)	657	10,164
Salesforce, Inc.	220	46,704
Samsara, Inc., Class A(2)	2,070	58,063
SAP SE	484	96,688
ServiceNow, Inc.(2)	570	66,696
Unity Software, Inc.(2)	598	17,402
Workday, Inc., Class A(2)	325	57,080
Zscaler, Inc.(2)	374	74,804
		2,182,374
Specialized REITs — 0.4%
American Tower Corp.	578	103,624
Big Yellow Group PLC	2,561	36,253
CubeSmart	851	31,938
Digital Realty Trust, Inc.	893	148,193
Equinix, Inc.	370	303,744
Extra Space Storage, Inc.	1,005	138,660
Iron Mountain, Inc.	1,163	107,147
Millrose Properties, Inc.	2,192	65,322
National Storage Affiliates Trust	1,161	36,932
Public Storage	351	96,943
VICI Properties, Inc.	1,755	49,280
Weyerhaeuser Co.	1,036	26,708
		1,144,744
Specialty Retail — 0.4%
Aritzia, Inc.(2)	1,189	93,721
Auto1 Group SE(2)	698	22,959
Boot Barn Holdings, Inc.(2)	132	23,559
Burlington Stores, Inc.(2)	461	136,391
Carvana Co.(2)	517	207,374
Clas Ohlson AB, B Shares	343	11,745
Five Below, Inc.(2)	118	22,613

Schedule of Investments - Strategic Allocation: Conservative Fund

	Shares/Principal Amount	Value
Home Depot, Inc.	486	$182,051
Istyle, Inc.(3)	800	2,347
National Vision Holdings, Inc.(2)	737	19,420
Nextage Co. Ltd.	1,600	33,896
O'Reilly Automotive, Inc.(2)	809	79,614
RealReal, Inc.(2)	773	11,340
TJX Cos., Inc.	958	143,518
Tractor Supply Co.	4,386	223,160
Wayfair, Inc., Class A(2)	202	20,905
		1,234,613
Technology Hardware, Storage and Peripherals — 0.4%
Apple, Inc.	2,460	638,321
HP, Inc.	4,364	84,836
Pure Storage, Inc., Class A(2)	579	40,264
Samsung Electronics Co. Ltd.	3,211	354,734
		1,118,155
Textiles, Apparel and Luxury Goods — 0.1%
Asics Corp.	700	16,851
Burberry Group PLC(2)	969	14,640
LVMH Moet Hennessy Louis Vuitton SE	71	45,824
On Holding AG, Class A(2)	4,499	203,580
Tapestry, Inc.	301	38,200
		319,095
Tobacco — 0.0%
British American Tobacco PLC	1,350	81,558
Trading Companies and Distributors — 0.4%
Applied Industrial Technologies, Inc.	55	14,323
Ashtead Group PLC	756	48,671
Bunzl PLC	6,061	169,969
Diploma PLC	147	10,709
Fastenal Co.	3,399	147,381
Ferguson Enterprises, Inc.	249	62,863
Herc Holdings, Inc.	176	25,228
MSC Industrial Direct Co., Inc., Class A	1,526	128,703
SiteOne Landscape Supply, Inc.(2)	123	17,655
Sojitz Corp.	800	29,172
Sumitomo Corp.	3,300	134,010
United Rentals, Inc.	88	68,821
WESCO International, Inc.	440	127,349
		984,854
Transportation Infrastructure — 0.0%
Flughafen Zurich AG	36	11,181
Wireless Telecommunication Services — 0.0%
Indosat Tbk. PT	281,800	37,476
Millicom International Cellular SA	323	19,713
		57,189
TOTAL COMMON STOCKS (Cost $36,868,818)		51,776,228
U.S. TREASURY SECURITIES — 13.5%
U.S. Treasury Bonds, 2.50%, 2/15/45	$400,000	282,625
U.S. Treasury Inflation-Indexed Bonds, 0.75%, 2/15/42	717,205	560,557
U.S. Treasury Inflation-Indexed Bonds, 0.625%, 2/15/43	704,880	527,186

Schedule of Investments - Strategic Allocation: Conservative Fund

	Shares/Principal Amount	Value
U.S. Treasury Inflation-Indexed Bonds, 0.75%, 2/15/45	$3,592,430	$2,625,574
U.S. Treasury Inflation-Indexed Notes, 0.125%, 4/15/27	3,753,797	3,716,269
U.S. Treasury Inflation-Indexed Notes, 0.375%, 7/15/27	1,364,750	1,360,746
U.S. Treasury Inflation-Indexed Notes, 0.50%, 1/15/28	4,599,000	4,562,223
U.S. Treasury Inflation-Indexed Notes, 0.875%, 1/15/29	3,209,075	3,193,174
U.S. Treasury Inflation-Indexed Notes, 1.625%, 10/15/29	2,575,200	2,627,568
U.S. Treasury Inflation-Indexed Notes, 0.125%, 1/15/30	4,661,186	4,473,230
U.S. Treasury Inflation-Indexed Notes, 0.125%, 7/15/31	1,487,451	1,395,573
U.S. Treasury Inflation-Indexed Notes, 0.125%, 1/15/32	2,379,424	2,200,648
U.S. Treasury Notes, 3.375%, 12/31/27	1,300,000	1,296,293
U.S. Treasury Notes, 4.125%, 11/30/29(5)	3,587,000	3,640,595
U.S. Treasury Notes, 3.50%, 11/30/30	2,200,000	2,171,984
U.S. Treasury Notes, 3.625%, 12/31/30	3,775,000	3,745,803
TOTAL U.S. TREASURY SECURITIES (Cost $39,837,111)		38,380,048
CORPORATE BONDS — 5.4%
Aerospace and Defense — 0.2%
Boeing Co., 2.20%, 2/4/26	275,000	274,554
Embraer Netherlands Finance BV, 5.40%, 1/9/38	96,000	94,853
Lockheed Martin Corp., 4.50%, 2/15/29	92,000	93,621
RTX Corp., 6.40%, 3/15/54	42,000	46,295
Textron, Inc., 5.50%, 5/15/35	91,000	93,974
		603,297
Air Freight and Logistics — 0.0%
United Parcel Service, Inc., 5.50%, 5/22/54	48,000	46,789
Automobile Components — 0.0%
Magna International, Inc., 5.875%, 6/1/35	90,000	94,971
Automobiles — 0.2%
BMW U.S. Capital LLC, 5.20%, 8/11/35(6)	93,000	93,789
Ford Motor Co., 3.25%, 2/12/32	108,000	95,968
General Motors Co., 6.25%, 4/15/35	89,000	94,534
General Motors Co., 6.60%, 4/1/36	87,000	94,813
Hyundai Capital America, 5.15%, 3/27/30(6)	92,000	94,419
Hyundai Capital America, 4.55%, 1/8/31(6)	20,000	20,022
		493,545
Banks — 0.7%
Bank of America Corp., VRN, 5.93%, 9/15/27	62,000	62,739
Bank of America Corp., VRN, 2.48%, 9/21/36	108,000	94,808
Bank of Montreal, VRN, 3.80%, 12/15/32	97,000	96,062
Bank of Montreal, VRN, 3.09%, 1/10/37	60,000	54,205
Canadian Imperial Bank of Commerce, VRN, 4.86%, 3/30/29	80,000	81,346
Citizens Financial Group, Inc., VRN, 5.25%, 3/5/31	93,000	95,387
Citizens Financial Group, Inc., VRN, 5.30%, 1/29/36	5,000	5,025
Comerica, Inc., VRN, 5.98%, 1/30/30	90,000	94,094
Huntington Bancshares, Inc., VRN, 6.14%, 11/18/39	31,000	32,434
Huntington Bancshares, Inc., VRN, 5.61%, 1/28/41	60,000	59,732
JPMorgan Chase & Co., VRN, 5.58%, 7/23/36	90,000	92,496
JPMorgan Chase & Co., VRN, 5.19%, 2/5/37(7)	90,000	89,735
KeyCorp, VRN, 5.31%, 1/28/37	35,000	35,053
M&T Bank Corp., VRN, 6.08%, 3/13/32	88,000	93,504
M&T Bank Corp., VRN, 5.39%, 1/16/36	45,000	45,647
PNC Financial Services Group, Inc., VRN, 5.10%, 7/23/27	200,000	201,083

Schedule of Investments - Strategic Allocation: Conservative Fund

	Shares/Principal Amount	Value
Royal Bank of Canada, VRN, 4.97%, 5/2/31	$93,000	$95,280
Santander Holdings USA, Inc., VRN, 6.17%, 1/9/30	89,000	92,922
Toronto-Dominion Bank, 3.91%, 1/13/28	65,000	65,047
Toronto-Dominion Bank, VRN, 5.15%, 9/10/34	72,000	73,217
U.S. Bancorp, VRN, 4.97%, 7/22/33	83,000	83,615
U.S. Bancorp, VRN, 2.49%, 11/3/36	110,000	96,328
Wells Fargo & Co., VRN, 4.90%, 1/24/28	93,000	93,800
Wells Fargo & Co., VRN, 6.30%, 10/23/29	90,000	95,062
Westpac Banking Corp., VRN, 3.02%, 11/18/36	106,000	96,056
		2,024,677
Beverages — 0.0%
Keurig Dr. Pepper, Inc., 4.35%, 5/15/28	95,000	95,435
Biotechnology — 0.1%
Amgen, Inc., 5.25%, 3/2/30	68,000	70,572
Amgen, Inc., 5.75%, 3/2/63	47,000	45,986
Biogen, Inc., 6.45%, 5/15/55	44,000	46,413
		162,971
Capital Markets — 0.2%
Apollo Debt Solutions BDC, 5.875%, 8/30/30	62,000	62,490
Apollo Debt Solutions BDC, 5.70%, 1/23/31(6)	5,000	4,975
ARES Capital Corp., 2.875%, 6/15/28	75,000	72,000
ARES Capital Corp., 5.25%, 4/12/31	50,000	49,248
ARES Strategic Income Fund, 5.55%, 4/15/31(6)	60,000	59,345
Blackstone Private Credit Fund, 5.35%, 3/12/31	63,000	61,574
Blue Owl Technology Finance Corp., 6.125%, 1/23/31	60,000	59,126
Goldman Sachs BDC, Inc., 5.10%, 1/28/29	32,000	31,796
Goldman Sachs Group, Inc., VRN, 5.22%, 4/23/31	92,000	94,784
HPS Corporate Lending Fund, 5.15%, 4/2/29(6)	20,000	19,925
Jefferies Financial Group, Inc., 6.20%, 4/14/34	90,000	94,679
Jefferies Financial Group, Inc., 5.50%, 2/15/36	40,000	39,503
Raymond James Financial, Inc., 4.90%, 9/11/35	11,000	10,897
		660,342
Chemicals — 0.0%
EQUATE Petrochemical Co. KSC, 4.25%, 11/3/26(6)	34,000	33,968
LYB International Finance III LLC, 5.50%, 3/1/34	63,000	62,193
		96,161
Consumer Finance — 0.2%
Air Lease Corp., 5.10%, 3/1/29	93,000	94,760
American Express Co., VRN, 4.73%, 4/25/29	94,000	95,426
Avolon Holdings Funding Ltd., 4.95%, 10/15/32(6)	64,000	63,518
Capital One Financial Corp., VRN, 5.82%, 2/1/34	80,000	83,454
Capital One Financial Corp., VRN, 6.38%, 6/8/34	79,000	84,860
		422,018
Consumer Staples Distribution & Retail — 0.1%
Dollar Tree, Inc., 4.20%, 5/15/28	95,000	95,125
Target Corp., 5.00%, 4/15/35	94,000	94,961
Walmart, Inc., 4.10%, 4/28/27	95,000	95,644
		285,730
Diversified REITs — 0.1%
Crown Castle, Inc., 3.80%, 2/15/28	96,000	95,407
Host Hotels & Resorts LP, 5.50%, 4/15/35	35,000	35,486
Simon Property Group LP, 6.65%, 1/15/54	41,000	45,944

Schedule of Investments - Strategic Allocation: Conservative Fund

	Shares/Principal Amount	Value
Store Capital LLC, 5.40%, 4/30/30(6)	$62,000	$63,190
		240,027
Diversified Telecommunication Services — 0.1%
AT&T, Inc., 5.70%, 11/1/54	48,000	45,869
AT&T, Inc., 6.00%, 4/30/56(7)	45,000	44,675
AT&T, Inc., 6.05%, 8/15/56	45,000	45,071
Verizon Communications, Inc., 5.875%, 11/30/55	47,000	46,428
Verizon Communications, Inc., 6.00%, 11/30/65	48,000	47,518
		229,561
DNU- Internet and Direct Marketing Retail — 0.0%
Amazon.com, Inc., 5.55%, 11/20/65	49,000	47,579
Electric Utilities — 0.2%
Basin Electric Power Cooperative, 5.85%, 10/15/55(6)	47,000	46,492
Eversource Energy, 5.45%, 3/1/28	92,000	94,456
Niagara Mohawk Power Corp., 6.00%, 7/3/55(6)	45,000	45,391
PacifiCorp, 6.25%, 10/15/37	39,000	40,970
PacifiCorp, 5.35%, 12/1/53	53,000	46,771
PSEG Power LLC, 5.20%, 5/15/30(6)	94,000	96,459
Southern California Edison Co., 5.45%, 6/1/31	38,000	39,340
Southern California Edison Co., 5.875%, 12/1/53	49,000	47,134
Xcel Energy, Inc., 5.60%, 4/15/35	133,000	137,494
Xcel Energy, Inc., 6.50%, 7/1/36	31,000	33,794
		628,301
Electronic Equipment, Instruments and Components — 0.0%
Amphenol Corp., 4.40%, 2/15/33	97,000	95,916
Energy Equipment and Services — 0.0%
Patterson-UTI Energy, Inc., 7.15%, 10/1/33	89,000	95,938
Entertainment — 0.0%
Meta Platforms, Inc., 5.75%, 5/15/63	48,000	45,643
Meta Platforms, Inc., 5.55%, 8/15/64	49,000	45,020
		90,663
Financial Services — 1.2%
Apollo Global Management, Inc., 5.15%, 8/12/35	84,000	83,685
Bank of America Corp., VRN, 3.85%, 3/8/37	100,000	93,905
Bank of Nova Scotia, VRN, 4.59%, 5/4/37	46,000	45,052
Gulf Gate Apartments LLC, VRN, 3.76%, (Acquired 9/29/03 - 11/10/03, Cost $3,000,000), 9/1/28(8)	3,000,000	3,000,000
Morgan Stanley, VRN, 5.07%, 1/30/37(7)	65,000	64,773
Morgan Stanley, VRN, 5.30%, 4/20/37	93,000	94,551
		3,381,966
Gas Utilities — 0.0%
Southern California Gas Co., 6.00%, 6/15/55	44,000	45,170
Ground Transportation — 0.2%
Burlington Northern Santa Fe LLC, 5.80%, 3/15/56	17,000	17,452
Fedex Freight Holding Co., Inc., 4.65%, 3/15/31(6)(7)	30,000	29,990
Fedex Freight Holding Co., Inc., 4.95%, 3/15/33(6)(7)	30,000	29,925
JB Hunt Transport Services, Inc., 4.90%, 3/15/30	93,000	95,139
Penske Truck Leasing Co. LP/PTL Finance Corp., 4.55%, 1/15/31(6)	65,000	64,888
Triton Container International Ltd./TAL International Container Corp., 5.15%, 2/15/33	65,000	64,743
XPO, Inc., 6.25%, 6/1/28(6)	93,000	94,786
		396,923
Health Care Providers and Services — 0.2%
Ascension Health, 4.92%, 11/15/35	54,000	54,062

Schedule of Investments - Strategic Allocation: Conservative Fund

	Shares/Principal Amount	Value
Centene Corp., 2.45%, 7/15/28	$102,000	$96,026
CommonSpirit Health, 4.98%, 9/1/35	96,000	94,620
CommonSpirit Health, 5.66%, 9/1/55	48,000	46,653
CVS Health Corp., 6.00%, 6/1/44	46,000	46,139
CVS Health Corp., 5.875%, 6/1/53	48,000	46,354
CVS Health Corp., 6.00%, 6/1/63	48,000	46,165
Health Care Service Corp. A Mutual Legal Reserve Co., 5.875%, 6/15/54(6)	47,000	45,429
Sutter Health, 5.54%, 8/15/35	10,000	10,426
		485,874
Health Care REITs — 0.0%
National Health Investors, Inc., 5.35%, 2/1/33	95,000	95,175
Household Durables — 0.0%
Meritage Homes Corp., 5.125%, 6/6/27	40,000	40,300
Insurance — 0.2%
American National Global Funding, 5.55%, 1/28/30(6)	16,000	16,470
American National Global Funding, 4.875%, 1/23/31(6)	55,000	54,799
Athene Global Funding, 5.54%, 8/22/35(6)	42,000	42,136
Lincoln Financial Global Funding, 4.20%, 1/12/29(6)	65,000	64,960
NLG Global Funding, 5.40%, 1/23/30(6)	68,000	70,059
RGA Global Funding, 5.00%, 8/25/32(6)	93,000	93,896
Western-Southern Global Funding, 4.25%, 1/29/29(6)	35,000	35,092
Willis North America, Inc., 4.55%, 3/15/31	65,000	64,998
		442,410
Interactive Media and Services — 0.0%
Meta Platforms, Inc., 5.625%, 11/15/55	48,000	45,705
IT Services — 0.0%
CDW LLC/CDW Finance Corp., 3.25%, 2/15/29	99,000	95,565
Life Sciences Tools and Services — 0.1%
Illumina, Inc., 4.75%, 12/12/30	96,000	97,036
Machinery — 0.1%
Caterpillar Financial Services Corp., 4.40%, 3/3/28	94,000	95,182
Cummins, Inc., 5.30%, 5/9/35	91,000	94,064
IDEX Corp., 4.95%, 9/1/29	92,000	93,974
Stanley Black & Decker, Inc., 2.30%, 3/15/30	104,000	95,696
		378,916
Media — 0.1%
Comcast Corp., 5.50%, 5/15/64	52,000	46,686
Cox Communications, Inc., 5.70%, 6/15/33(6)	95,000	95,904
Paramount Global, 4.95%, 1/15/31	64,000	61,250
		203,840
Metals and Mining — 0.1%
Barrick North America Finance LLC, 5.70%, 5/30/41	46,000	46,873
BHP Billiton Finance USA Ltd., 5.75%, 9/5/55	45,000	46,090
Glencore Funding LLC, 5.19%, 4/1/30(6)	92,000	94,748
Rio Tinto Finance USA PLC, 5.875%, 3/14/65	45,000	46,202
		233,913
Oil, Gas and Consumable Fuels — 0.4%
Antero Resources Corp., 7.625%, 2/1/29(6)	75,000	76,191
Continental Resources, Inc., 4.375%, 1/15/28	94,000	94,151
Devon Energy Corp., 5.75%, 9/15/54	51,000	48,486
Energy Transfer LP, 5.35%, 1/15/36	45,000	44,969
Energy Transfer LP, 6.20%, 4/1/55	47,000	46,516

Schedule of Investments - Strategic Allocation: Conservative Fund

	Shares/Principal Amount	Value
Energy Transfer LP, 6.30%, 1/15/56	$45,000	$45,017
MPLX LP, 6.20%, 9/15/55	46,000	46,043
Petroleos Mexicanos, 5.95%, 1/28/31	177,000	172,783
Plains All American Pipeline LP, 5.95%, 6/15/35	43,000	44,855
Plains All American Pipeline LP/PAA Finance Corp., 5.60%, 1/15/36	93,000	94,397
Shell Finance U.S., Inc., 4.00%, 5/10/46	58,000	47,045
Targa Resources Corp., 5.40%, 7/30/36	63,000	63,133
TotalEnergies Capital SA, 5.43%, 9/10/64	49,000	46,180
Western Midstream Operating LP, 5.30%, 3/1/48	53,000	46,213
Woodside Finance Ltd., 6.00%, 5/19/35	92,000	95,737
		1,011,716
Passenger Airlines — 0.1%
American Airlines, Inc./AAdvantage Loyalty IP Ltd., 5.50%, 4/20/26(6)	27	27
Southwest Airlines Co., 2.625%, 2/10/30	102,000	94,965
Southwest Airlines Co., 5.25%, 11/15/35	39,000	38,190
United Airlines, Inc., 4.625%, 4/15/29(6)	95,000	94,957
		228,139
Personal Care Products — 0.0%
Coty, Inc./HFC Prestige Products, Inc./HFC Prestige International U.S. LLC, 6.625%, 7/15/30(6)	90,000	92,373
Pharmaceuticals — 0.2%
McKesson Corp., 4.65%, 5/30/30	94,000	95,547
Merck & Co., Inc., 5.70%, 9/15/55	46,000	46,220
Novartis Capital Corp., 4.60%, 11/5/35	96,000	95,083
Novartis Capital Corp., 5.30%, 11/5/55	48,000	46,426
Pfizer Investment Enterprises Pte. Ltd., 5.34%, 5/19/63	51,000	47,475
Viatris, Inc., 2.30%, 6/22/27	98,000	95,459
Viatris, Inc., 2.70%, 6/22/30	50,000	45,829
		472,039
Real Estate Management and Development — 0.0%
Jones Lang LaSalle, Inc., 6.875%, 12/1/28	60,000	64,072
Semiconductors and Semiconductor Equipment — 0.2%
Applied Materials, Inc., 1.75%, 6/1/30	106,000	95,997
Broadcom, Inc., 4.30%, 1/15/31	30,000	29,990
Intel Corp., 4.80%, 10/1/41	52,000	46,695
KLA Corp., 4.65%, 7/15/32	41,000	41,628
KLA Corp., 5.25%, 7/15/62	49,000	45,614
Qorvo, Inc., 4.375%, 10/15/29	97,000	95,612
QUALCOMM, Inc., 5.00%, 5/20/35	94,000	95,116
		450,652
Software — 0.1%
Cadence Design Systems, Inc., 4.30%, 9/10/29	95,000	95,627
Oracle Corp., 6.15%, 11/9/29	90,000	93,891
Oracle Corp., 4.30%, 7/8/34	55,000	49,692
Oracle Corp., 5.375%, 9/27/54	54,000	43,422
		282,632
Specialty Retail — 0.1%
Genuine Parts Co., 4.95%, 8/15/29	93,000	94,529
Genuine Parts Co., 2.75%, 2/1/32	39,000	34,613
Home Depot, Inc., 5.15%, 6/25/26	200,000	201,138
		330,280
Thrifts and Mortgage Finance — 0.0%
Enact Holdings, Inc., 6.25%, 5/28/29	60,000	62,906

Schedule of Investments - Strategic Allocation: Conservative Fund

		Shares/Principal Amount	Value
Tobacco — 0.0%
BAT Capital Corp., 7.08%, 8/2/53		$40,000	$45,282
Transportation Infrastructure — 0.0%
FedEx Corp., 3.25%, 5/15/41		64,000	49,315
FedEx Corp., 4.10%, 2/1/45		58,000	46,759
			96,074
Wireless Telecommunication Services — 0.0%
T-Mobile USA, Inc., 5.85%, 2/15/56		45,000	44,406
TOTAL CORPORATE BONDS (Cost $15,530,142)			15,537,285
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES — 5.3%
Fixed-Rate U.S. Government Agency Mortgage-Backed Securities — 5.3%
FHLMC, 6.00%, 2/1/38		34,522	36,491
FHLMC, 4.50%, 10/1/52		1,168,903	1,150,478
FHLMC, 5.50%, 12/1/52		1,184,041	1,207,160
FHLMC, 5.00%, 6/1/53		1,288,823	1,294,024
FNMA, 3.50%, 9/1/52		1,518,562	1,406,929
FNMA, 4.50%, 10/1/52		2,581,733	2,542,632
FNMA, 5.50%, 3/1/54		1,386,720	1,410,066
FNMA, 4.00%, 1/1/55		1,437,008	1,376,677
GNMA, 5.00%, TBA		1,378,000	1,377,995
GNMA, 8.25%, 7/15/26		921	924
GNMA, 7.00%, 12/15/27		3,187	3,233
GNMA, 6.50%, 3/15/28		1,774	1,798
GNMA, 6.00%, 10/15/28		2,203	2,254
GNMA, 7.00%, 5/15/31		1,077	1,123
GNMA, 6.50%, 10/15/38		113,943	122,136
GNMA, 4.50%, 6/15/41		50,984	50,876
GNMA, 3.50%, 6/20/42		77,368	73,327
GNMA, 4.00%, 4/20/54		1,862,724	1,768,122
UMBS, 5.00%, TBA		1,444,000	1,443,941
TOTAL U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES (Cost $14,953,474)			15,270,186
SOVEREIGN GOVERNMENTS AND AGENCIES — 4.3%
Australia — 0.4%
Australia Government Bonds, 3.00%, 3/21/47	AUD	505,000	252,486
Queensland Treasury Corp., 4.50%, 8/22/35(6)	AUD	510,000	334,193
Treasury Corp. of Victoria, 2.00%, 9/17/35	AUD	870,000	454,338
			1,041,017
Belgium — 0.3%
Kingdom of Belgium Government Bonds, 2.85%, 10/22/34(6)	EUR	800,000	926,009
Kingdom of Belgium Government Bonds, 4.25%, 3/28/41(6)	EUR	47,000	58,744
			984,753
Canada — 0.1%
Province of Quebec, 5.75%, 12/1/36	CAD	325,000	274,338
Province of Quebec, 5.00%, 12/1/41	CAD	33,000	25,838
Province of Quebec, 3.50%, 12/1/48	CAD	102,000	62,750
			362,926
Colombia — 0.1%
Colombia Government International Bonds, 5.00%, 9/19/32	EUR	310,000	355,747
Indonesia — 0.1%
Indonesia Treasury Bonds, 7.00%, 2/15/33	IDR	2,800,000,000	172,817

Schedule of Investments - Strategic Allocation: Conservative Fund

		Shares/Principal Amount	Value
Japan — 0.3%
Japan Government Thirty Year Bonds, 1.40%, 12/20/45	JPY	11,400,000	$54,615
Japan Government Thirty Year Bonds, 1.40%, 3/20/53	JPY	72,800,000	291,352
Japan Government Thirty Year Bonds, 1.20%, 6/20/53	JPY	81,500,000	306,871
Japan Government Thirty Year Bonds, 1.80%, 9/20/53	JPY	35,600,000	157,547
			810,385
Malaysia — 0.1%
Malaysia Government Bonds, 3.83%, 7/5/34	MYR	750,000	194,371
Mexico — 0.4%
Eagle Funding Luxco SARL, 5.50%, 8/17/30(6)		$504,000	512,604
Mexico Government International Bonds, 4.875%, 5/16/36	EUR	530,000	628,486
			1,141,090
New Zealand — 1.0%
New Zealand Government Bonds, 2.00%, 5/15/32	NZD	2,000,000	1,059,304
New Zealand Government Bonds, 4.50%, 5/15/35	NZD	3,090,000	1,858,141
			2,917,445
Norway — 0.3%
Norway Government Bonds, 4.125%, 6/3/36(6)(7)	NOK	8,372,000	864,393
Poland — 0.2%
Republic of Poland Government Bonds, 1.75%, 4/25/32	PLN	2,000,000	478,102
Saudi Arabia — 0.2%
Saudi Government International Bonds, 4.875%, 1/12/36(6)		$620,000	613,485
South Africa — 0.1%
Republic of South Africa Government Bonds, 8.50%, 1/31/37	ZAR	4,000,000	248,673
Spain — 0.6%
Spain Government Bonds, 3.10%, 7/30/31	EUR	1,490,000	1,802,956
Turkey — 0.1%
Turkiye Government International Bonds, 6.875%, 1/14/38		$310,000	307,334
TOTAL SOVEREIGN GOVERNMENTS AND AGENCIES (Cost $12,784,599)			12,295,494
COLLATERALIZED MORTGAGE OBLIGATIONS — 2.6%
Private Sponsor Collateralized Mortgage Obligations — 2.6%
BRAVO Residential Funding Trust, Series 2024-NQM5, Class A3, 6.16%, 6/25/64(6)		234,226	236,894
Chase Home Lending Mortgage Trust, Series 2025-10, Class A4A, VRN, 5.50%, 7/25/56(6)		417,892	422,238
Chase Home Lending Mortgage Trust, Series 2025-8, Class A4, SEQ, VRN, 6.00%, 6/25/56(6)		608,842	616,617
Ellington Financial Mortgage Trust, Series 2022-4, Class A3, 5.90%, 9/25/67(6)		148,967	149,217
GS Mortgage-Backed Securities Trust, Series 2024-PJ1, Class A15, VRN, 6.00%, 6/25/54(6)		118,021	118,824
GS Mortgage-Backed Securities Trust, Series 2025-PJ5, Class A5, VRN, 5.50%, 10/25/55(6)		272,354	273,880
GS Mortgage-Backed Securities Trust, Series 2025-PJ6, Class A4, SEQ, VRN, 6.00%, 11/25/55(6)		288,874	293,632
JP Morgan Mortgage Trust, Series 2014-5, Class A1, VRN, 2.55%, 10/25/29(6)		9,891	9,789
JP Morgan Mortgage Trust, Series 2024-1, Class A4, SEQ, VRN, 6.00%, 6/25/54(6)		237,232	238,826
JP Morgan Mortgage Trust, Series 2024-12, Class A4, VRN, 6.00%, 6/25/55(6)		234,811	237,013
JP Morgan Mortgage Trust, Series 2024-12, Class A9, VRN, 6.15%, 6/25/55(6)		258,852	263,324
JP Morgan Mortgage Trust, Series 2024-2, Class A3, VRN, 6.00%, 8/25/54(6)		191,231	193,363
JP Morgan Mortgage Trust, Series 2024-6, Class A9A, VRN, 6.00%, 12/25/54(6)		372,491	376,883
JP Morgan Mortgage Trust, Series 2025-NQM1, Class A3, 5.97%, 6/25/65(6)		200,394	202,585
OBX Trust, Series 2025-J3, Class A5, SEQ, VRN, 5.00%, 10/25/55(6)		319,661	318,967
OBX Trust, Series 2025-NQM15, Class A1B, 5.14%, 7/27/65(6)		493,407	496,723
PRKCM Trust, Series 2025-AFC1, Class A1B, 5.10%, 10/25/60(6)		637,399	640,233
Provident Funding Mortgage Trust, Series 2025-2, Class A4, SEQ, VRN, 5.50%, 6/25/55(6)		332,232	334,900
PRPM Trust, Series 2022-NQM1, Class A3, 5.50%, 8/25/67(6)		458,545	457,427
Radian Mortgage Capital Trust, Series 2025-J2, Class A15, VRN, 5.50%, 11/25/55(6)		503,971	506,884

Schedule of Investments - Strategic Allocation: Conservative Fund

	Shares/Principal Amount	Value
Rate Mortgage Trust, Series 2025-J1, Class A4, VRN, 6.00%, 3/25/55(6)	$419,867	$426,807
Sequoia Mortgage Trust, Series 2023-4, Class A10, SEQ, VRN, 5.80%, 11/25/53(6)	108,419	108,473
Sequoia Mortgage Trust, Series 2024-2, Class A4, VRN, 6.00%, 3/25/54(6)	249,036	251,606
Sequoia Mortgage Trust, Series 2024-6, Class A11, SEQ, VRN, 6.00%, 7/27/54(6)	249,347	250,913
SoFi Mortgage Trust, Series 2016-1A, Class 1A4, SEQ, VRN, 3.00%, 11/25/46(6)	9,948	9,025
		7,435,043
U.S. Government Agency Collateralized Mortgage Obligations — 0.0%
FNMA, Series 2024-R01, Class 1M1, VRN, 4.75%, (30-day average SOFR plus 1.05%), 1/25/44(6)	119,340	119,500
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $7,516,394)		7,554,543
ASSET-BACKED SECURITIES — 1.1%
ACM Auto Trust, Series 2025-2A, Class B, 7.25%, 2/20/32(6)	290,000	293,789
ACM Auto Trust, Series 2025-3A, Class B, 6.08%, 7/20/32(6)	265,000	264,501
Blackbird Capital II Aircraft Lease Ltd., Series 2021-1A, Class A, SEQ, 2.44%, 7/15/46(6)	203,207	194,453
Elara HGV Timeshare Issuer LLC, Series 2025-A, Class A, SEQ, 4.54%, 1/25/40(6)	548,879	549,095
JP Morgan Mortgage Trust, Series 2025-CES5, Class A1A, 5.14%, 2/25/56(6)	589,530	594,253
JP Morgan Mortgage Trust, Series 2025-CES5, Class A1B, 5.24%, 2/25/56(6)	598,963	603,752
Lendbuzz Securitization Trust, Series 2026-1A, Class C, 5.74%, 9/15/31(6)	260,000	259,978
Pagaya AI Debt Grantor Trust, Series 2025-6, Class B, 4.88%, 4/15/33(6)	236,001	235,516
USQ Rail I LLC, Series 2021-2A, Class B, SEQ, 2.98%, 2/28/51(6)	269,000	254,883
TOTAL ASSET-BACKED SECURITIES (Cost $3,246,750)		3,250,220
COMMERCIAL MORTGAGE-BACKED SECURITIES — 0.7%
BX Trust, Series 2023-LIFE, Class A, SEQ, 5.05%, 2/15/28(6)	428,000	424,541
Credit Suisse Mortgage Trust, Series 2021-BHAR, Class A, VRN, 4.95%, (1-month SOFR plus 1.26%), 11/15/38(6)	397,000	394,508
DBSG Mortgage Trust, Series 2024-ALTA, Class A, SEQ, VRN, 5.95%, 6/10/37(6)	396,000	402,137
NJ Trust, Series 2023-GSP, Class A, SEQ, VRN, 6.48%, 1/6/29(6)	397,000	417,165
WB Commercial Mortgage Trust, Series 2024-HQ, Class A, SEQ, VRN, 6.13%, 3/15/40(6)	323,000	323,899
TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (Cost $1,956,718)		1,962,250
MUNICIPAL SECURITIES — 0.4%
New Jersey Turnpike Authority Rev., 7.10%, 1/1/41	9,000	10,412
New York City GO, 6.27%, 12/1/37	40,000	42,953
North Dakota Housing Finance Agency Rev., VRDN, 3.75%, 2/6/26 (SBBPA: Royal Bank of Canada)	750,000	750,000
Port Authority of New York & New Jersey Rev., 4.93%, 10/1/51	50,000	46,583
Regents of the University of California Medical Center Pooled Rev., 3.26%, 5/15/60	125,000	81,146
State of California GO, 7.60%, 11/1/40	65,000	78,992
Texas Natural Gas Securitization Finance Corp. Rev., SEQ, 5.17%, 4/1/41	30,000	30,455
TOTAL MUNICIPAL SECURITIES (Cost $1,085,108)		1,040,541
EXCHANGE-TRADED FUNDS — 0.1%
iShares Core S&P 500 ETF	228	158,467
iShares MSCI EAFE Small-Cap ETF(3)	242	19,788
TOTAL EXCHANGE-TRADED FUNDS (Cost $174,405)		178,255
PREFERRED SECURITIES — 0.0%
Oil, Gas and Consumable Fuels — 0.0%
BP Capital Markets PLC, 6.45% (Cost $93,438)	88,000	93,571
RIGHTS — 0.0%
Biotechnology — 0.0%
Akero Therapeutics, Inc.(2) (Cost $211)	325	211

Schedule of Investments - Strategic Allocation: Conservative Fund

	Shares/Principal Amount	Value
SHORT-TERM INVESTMENTS — 7.8%
Commercial Paper(9) — 4.2%
Brigantine Funding Co. LLC, 4.07%, 2/5/26(6)	$1,500,000	$1,499,073
Endeavour Funding Co. LLC, 4.03%, 4/10/26 (LOC: HSBC Bank PLC)(6)	2,000,000	1,985,456
Ionic Funding LLC, 4.24%, 2/4/26 (LOC: Bank of America N.A.)(6)	1,000,000	999,484
Ionic Funding LLC, VRN, 3.89%, (SOFR plus 0.24%), 2/4/26(6)	1,000,000	999,984
Ionic Funding LLC, Series IIA, 3.94%, 5/22/26(6)	1,250,000	1,235,222
Ionic Funding LLC, Series MCIA, 3.95%, 4/27/26(6)	3,000,000	2,972,668
Overwatch Alpha Funding LLC, 3.76%, 2/2/26(6)	1,300,000	1,299,602
Overwatch Bravo Funding LLC, 3.87%, 2/13/26(6)	1,000,000	998,563
		11,990,052
Money Market Funds — 2.7%
State Street Institutional U.S. Government Money Market Fund, Premier Class	7,051,083	7,051,083
State Street Navigator Securities Lending Government Money Market Portfolio(10)	641,135	641,135
		7,692,218
Treasury Bills(9) — 0.9%
U.S. Treasury Bills, 3.66%, 3/19/26	$1,500,000	1,493,213
U.S. Treasury Bills, 3.64%, 3/26/26	1,000,000	994,769
		2,487,982
TOTAL SHORT-TERM INVESTMENTS (Cost $22,172,689)		22,170,252
TOTAL INVESTMENT SECURITIES — 101.1% (Cost $242,338,921)		288,417,273
OTHER ASSETS AND LIABILITIES — (1.1)%		(3,217,153)
TOTAL NET ASSETS — 100.0%		$285,200,120

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	249,444	AUD	374,893	Morgan Stanley & Co. LLC	3/18/26	$(11,585)
USD	753,240	AUD	1,136,866	UBS AG	3/18/26	(38,335)
CAD	3,829	USD	2,796	Citibank NA	3/27/26	23
CAD	4,908	USD	3,576	Citibank NA	3/27/26	36
CAD	3,490	USD	2,545	Citibank NA	3/27/26	25
CAD	870	USD	635	Citibank NA	3/27/26	5
CAD	910	USD	670	Citibank NA	3/27/26	—
USD	379,635	CAD	520,337	Morgan Stanley & Co. LLC	3/18/26	(3,215)
USD	35,420	CAD	48,549	Citibank NA	3/27/26	(315)
USD	2,054	CAD	2,783	Citibank NA	3/27/26	6
USD	864	CAD	1,168	Citibank NA	3/27/26	4
EUR	48,053	USD	57,553	Morgan Stanley & Co. LLC	3/18/26	(478)
EUR	1,134	USD	1,334	Goldman Sachs & Co. LLC	3/27/26	13
EUR	1,263	USD	1,490	Morgan Stanley & Co. LLC	3/27/26	10
EUR	1,353	USD	1,593	Morgan Stanley & Co. LLC	3/27/26	15
EUR	1,572	USD	1,834	Morgan Stanley & Co. LLC	3/27/26	33
EUR	10,865	USD	12,749	Morgan Stanley & Co. LLC	3/27/26	162
USD	3,210,308	EUR	2,715,977	Citibank NA	3/18/26	(15,601)
USD	390,547	EUR	333,797	Morgan Stanley & Co. LLC	3/18/26	(5,921)
USD	97,736	EUR	83,622	Morgan Stanley & Co. LLC	3/18/26	(1,587)
USD	129,151	EUR	110,501	Morgan Stanley & Co. LLC	3/18/26	(2,096)
USD	10,863	EUR	9,197	Citibank NA	3/27/26	(66)
USD	108,051	EUR	91,485	Citibank NA	3/27/26	(656)

Schedule of Investments - Strategic Allocation: Conservative Fund

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	13,247	EUR	11,208	Citibank NA	3/27/26	$(71)
USD	10,868	EUR	9,197	Goldman Sachs & Co. LLC	3/27/26	(61)
USD	108,099	EUR	91,485	Goldman Sachs & Co. LLC	3/27/26	(608)
USD	26,157	EUR	22,146	Goldman Sachs & Co. LLC	3/27/26	(158)
USD	1,275	EUR	1,079	Goldman Sachs & Co. LLC	3/27/26	(8)
USD	3,894	EUR	3,312	Goldman Sachs & Co. LLC	3/27/26	(41)
USD	14,482	EUR	12,344	Goldman Sachs & Co. LLC	3/27/26	(187)
USD	10,855	EUR	9,197	Morgan Stanley & Co. LLC	3/27/26	(74)
USD	107,973	EUR	91,485	Morgan Stanley & Co. LLC	3/27/26	(735)
USD	11,619	EUR	9,820	Morgan Stanley & Co. LLC	3/27/26	(50)
USD	12,849	EUR	10,910	Morgan Stanley & Co. LLC	3/27/26	(115)
USD	3,070	EUR	2,616	Morgan Stanley & Co. LLC	3/27/26	(38)
USD	3,142	EUR	2,682	Morgan Stanley & Co. LLC	3/27/26	(46)
USD	3,084	EUR	2,651	Morgan Stanley & Co. LLC	3/27/26	(66)
USD	14,261	EUR	12,063	Morgan Stanley & Co. LLC	3/27/26	(72)
USD	2,938	EUR	2,456	Morgan Stanley & Co. LLC	3/27/26	20
USD	108,091	EUR	91,485	UBS AG	3/27/26	(617)
USD	10,867	EUR	9,197	UBS AG	3/27/26	(62)
USD	13,331	EUR	11,444	UBS AG	3/27/26	(267)
USD	1,584	EUR	1,345	UBS AG	3/27/26	(14)
GBP	6,675	USD	9,002	Bank of America NA	3/27/26	131
GBP	4,625	USD	6,218	Bank of America NA	3/27/26	111
GBP	5,977	USD	8,044	Bank of America NA	3/27/26	134
GBP	5,767	USD	7,744	Goldman Sachs & Co. LLC	3/27/26	147
GBP	3,831	USD	5,253	Goldman Sachs & Co. LLC	3/27/26	(11)
GBP	8,716	USD	11,657	JPMorgan Chase Bank NA	3/27/26	269
GBP	5,982	USD	8,053	JPMorgan Chase Bank NA	3/27/26	132
USD	86,827	GBP	64,868	Citibank NA	3/27/26	(1,929)
USD	86,793	GBP	64,868	Goldman Sachs & Co. LLC	3/27/26	(1,963)
USD	86,805	GBP	64,868	JPMorgan Chase Bank NA	3/27/26	(1,951)
USD	177,754	IDR	2,974,020,090	Goldman Sachs & Co. LLC	3/25/26	664
USD	873,029	JPY	134,170,973	Morgan Stanley & Co. LLC	3/18/26	2,868
USD	84,030	JPY	13,231,561	UBS AG	3/18/26	(1,783)
USD	194,576	MYR	798,230	Goldman Sachs & Co. LLC	3/18/26	(8,202)
USD	861,331	NOK	8,292,299	Morgan Stanley & Co. LLC	3/18/26	461
USD	1,799,462	NZD	3,090,453	Morgan Stanley & Co. LLC	3/18/26	(64,265)
USD	1,025,614	NZD	1,765,569	Morgan Stanley & Co. LLC	3/18/26	(39,130)
USD	459,185	PLN	1,667,594	Morgan Stanley & Co. LLC	3/18/26	(10,120)
USD	233,645	ZAR	3,998,602	Goldman Sachs & Co. LLC	3/18/26	(13,106)
						$(220,336)

Schedule of Investments - Strategic Allocation: Conservative Fund

FUTURES CONTRACTS PURCHASED
Reference Entity	Contracts	Expiration Date	Notional Amount	Unrealized Appreciation (Depreciation)^
Australian 10-Year Government Bonds	15	March 2026	$1,140,119	$(5,859)
Canadian 10-Year Government Bonds	12	March 2026	1,067,058	(10,166)
Euro-BTP Italian Government 10-Year Bonds	10	March 2026	1,435,577	4,179
Euro-Bund 10-Year Bonds	26	March 2026	3,950,082	(2,830)
Euro-OAT 10-Year Bonds	13	March 2026	1,878,886	12,151
Japanese 10-Year Government Bonds	3	March 2026	2,551,241	(37,044)
Korean Treasury 10-Year Bonds	9	March 2026	693,726	(10,755)
U.K. Gilt 10-Year Bonds	11	March 2026	1,367,461	2,319
U.S. Treasury Long Bonds	12	March 2026	1,381,500	(4,273)
			$15,465,650	$(52,278)
^Amount represents value and unrealized appreciation (depreciation).

FUTURES CONTRACTS SOLD
Reference Entity	Contracts	Expiration Date	Notional Amount	Unrealized Appreciation (Depreciation)^
U.S. Treasury 2-Year Notes	60	March 2026	$12,509,531	$18,773
U.S. Treasury 5-Year Notes	32	March 2026	3,485,750	(828)
U.S. Treasury 10-Year Notes	20	March 2026	559,141	9,539
U.S. Treasury 10-Year Ultra Notes	2	March 2026	228,312	340
U.S. Treasury Long Bonds	6	March 2026	690,750	926
			$17,473,484	$28,750
^Amount represents value and unrealized appreciation (depreciation).

CENTRALLY CLEARED CREDIT DEFAULT SWAP AGREEMENTS
Reference Entity	Type‡	Fixed Rate Received (Paid) Quarterly	Termination Date		Notional Amount	Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Value^
Markit CDX North America High Yield Index Series 45	Sell	5.00%	12/20/30		$2,772,000	$186,174	$62,327	$248,501
Markit CDX North America Investment Grade Index Series 44	Buy	(1.00)%	6/20/30		$3,950,000	(84,225)	(8,135)	(92,360)
Markit CDX North America Investment Grade Index Series 45	Buy	(1.00)%	12/20/30		$3,300,000	(67,079)	(11,071)	(78,150)
Markit iTraxx Europe Crossover Index Series 43	Sell	5.00%	6/20/30	EUR	6,670	(9,125)	10,041	916
Markit iTraxx Europe Senior Financial Index Series 44	Sell	1.00%	12/20/30	EUR	950,000	20,171	5,099	25,270
						$45,916	$58,261	$104,177
‡The maximum potential amount the fund could be required to deliver as a seller of credit protection if a credit event occurs as defined under the terms of the agreement is the notional amount. The maximum potential amount may be partially offset by any recovery values of the reference entities and upfront payments received upon entering into the agreement.
^The value for credit default swap agreements serves as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability or profit at the period end. Increasing values in absolute terms when compared to the notional amount of the credit default swap agreement represent a deterioration of the referenced entity's credit soundness and an increased likelihood or risk of a credit event occurring as defined in the agreement.

CENTRALLY CLEARED TOTAL RETURN SWAP AGREEMENTS
Floating Rate Index	Pay/Receive Floating Rate Index at Termination	Fixed Rate	Termination Date	Notional Amount	Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Value
CPURNSA	Receive	2.44%	12/10/30	$3,100,000	$504	$4,784	$5,288
CPURNSA	Receive	2.43%	12/11/30	$4,500,000	512	7,401	7,913
CPURNSA	Receive	2.52%	2/3/31	$1,700,000	510	(51)	459
					$1,526	$12,134	$13,660

Schedule of Investments - Strategic Allocation: Conservative Fund

NOTES TO SCHEDULE OF INVESTMENTS
ADR	–	American Depositary Receipt
AUD	–	Australian Dollar
CAD	–	Canadian Dollar
CDX	–	Credit Derivatives Indexes
CPURNSA	–	U.S. Consumer Price Index Urban Consumers Not Seasonally Adjusted Index
EUR	–	Euro
FHLMC	–	Federal Home Loan Mortgage Corp.
FNMA	–	Federal National Mortgage Association
GBP	–	British Pound
GDR	–	Global Depositary Receipt
GNMA	–	Government National Mortgage Association
GO	–	General Obligation
IDR	–	Indonesian Rupiah
JPY	–	Japanese Yen
LOC	–	Letter of Credit
MYR	–	Malaysian Ringgit
NOK	–	Norwegian Krone
NZD	–	New Zealand Dollar
PLN	–	Polish Zloty
SBBPA	–	Standby Bond Purchase Agreement
SEQ	–	Sequential Payer
SOFR	–	Secured Overnight Financing Rate
TBA	–	To-Be-Announced. Security was purchased on a forward commitment basis with an approximate principal amount and maturity date. Actual principal amount and maturity date will be determined upon settlement.
UMBS	–	Uniform Mortgage-Backed Securities
USD	–	United States Dollar
VRDN	–	Variable Rate Demand Note. The instrument may be payable upon demand and adjusts periodically based upon the terms set forth in the security's offering documents. The rate shown is effective at the period end and the reference rate and spread, if any, is indicated. The date of the demand feature is disclosed.
VRN	–	Variable Rate Note. The rate adjusts periodically based upon the terms set forth in the security’s offering documents. The rate shown is effective at the period end and the reference rate and spread, if any, is indicated. The security's effective maturity date may be shorter than the final maturity date shown.
ZAR	–	South African Rand
(1)Investments are funds within the American Century Investments family of funds and are considered affiliated funds.
(2)Non-income producing.
(3)Security, or a portion thereof, is on loan. At the period end, the aggregate value of securities on loan was $1,804,441. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(4)Security may be subject to resale, redemption or transferability restrictions.
(5)Security, or a portion thereof, has been pledged at the custodian bank or with a broker for collateral requirements on forward commitments, forward foreign currency exchange contracts, futures contracts and/or swap agreements. At the period end, the aggregate value of securities pledged was $1,244,566.
(6)Security was purchased pursuant to Rule 144A or Section 4(2) under the Securities Act of 1933 and may be sold in transactions exempt from registration, normally to qualified institutional investors. The aggregate value of these securities at the period end was $29,804,616, which represented 10.5% of total net assets.
(7)When-issued security. The issue price and yield are fixed on the date of the commitment, but payment and delivery are scheduled for a future date.
(8)Restricted security that may not be offered for public sale without being registered with the Securities and Exchange Commission and/or may be subject to resale, redemption or transferability restrictions. The aggregate value of these securities at the period end was $3,000,000, which represented 1.1% of total net assets.
(9)The rate indicated is the yield to maturity at purchase for non-interest bearing securities. For interest bearing securities, the stated coupon rate is shown.
(10)Investment of cash collateral from securities on loan. At the period end, the aggregate value of the collateral held by the fund was $1,882,643, which includes securities collateral of $1,241,508.

Schedule of Investments - Strategic Allocation: Conservative Fund

AFFILIATED FUND TRANSACTIONS
A summary of transactions for each affiliated fund for the period ended January 31, 2026 follows (amounts in thousands):

Affiliated Fund(1)	Beginning Value	Purchase Cost	Sales Cost	Change in Net Unrealized Appreciation (Depreciation)	Ending Value	Ending Shares	Net Realized Gain (Loss)	Distributions Received(2)
American Century Diversified Corporate Bond ETF	$15,187	—	—	$192	$15,379	324	—	$392
American Century Focused Dynamic Growth ETF(3)	5,112	—	$315	111	4,908	39	$419	—
American Century Focused Large Cap Value ETF	4,961	$26	291	368	5,064	64	165	46
American Century Multisector Income ETF	15,197	—	—	166	15,363	347	—	433
American Century Quality Diversified International ETF	9,031	465	3,267	(500)	5,729	85	1,640	72
American Century Short Duration Strategic Income ETF	1,634	11,360	—	48	13,042	252	—	216
American Century U.S. Quality Growth ETF	11,870	3,925	181	317	15,931	141	1	17
American Century U.S. Quality Value ETF(4)	13,671	2,867	552	1,767	17,753	259	7	161
Avantis International Equity ETF	7,082	984	2,611	970	6,425	74	230	74
Avantis International Small Cap Value ETF	1,574	583	312	309	2,154	21	108	32
Avantis U.S. Equity ETF(4)	11,238	2,631	329	1,467	15,007	130	12	74
Avantis U.S. Small Cap Value ETF	2,692	5	674	130	2,153	20	330	21
	$99,249	$22,846	$8,532	$5,345	$118,908	1,756	$2,912	$1,538
(1)Investments are funds within the American Century Investments family of funds and are considered affiliated funds. Additional information and attributes of each affiliated fund are available at americancentury.com or avantisinvestors.com.
(2)Distributions received includes distributions from net investment income and from capital gains, if any.
(3)Non-income producing.
(4)Security, or a portion thereof, is on loan.

Schedule of Investments - Strategic Allocation: Conservative Fund

FAIR VALUE MEASUREMENTS
The following is a summary of the fund’s valuation inputs as of period end.

	Level 1	Level 2	Level 3
Assets
Investment Securities
Affiliated Funds	$118,908,189	—	—
Common Stocks	37,327,773	$14,448,455	—
U.S. Treasury Securities	—	38,380,048	—
Corporate Bonds	—	15,537,285	—
U.S. Government Agency Mortgage-Backed Securities	—	15,270,186	—
Sovereign Governments and Agencies	—	12,295,494	—
Collateralized Mortgage Obligations	—	7,554,543	—
Asset-Backed Securities	—	3,250,220	—
Commercial Mortgage-Backed Securities	—	1,962,250	—
Municipal Securities	—	1,040,541	—
Exchange-Traded Funds	178,255	—	—
Preferred Securities	—	93,571	—
Rights	211	—	—
Short-Term Investments	7,692,218	14,478,034	—
	$164,106,646	$124,310,627	—
Other Financial Instruments
Futures Contracts	$29,578	$18,649	—
Swap Agreements	—	288,347	—
Forward Foreign Currency Exchange Contracts	—	5,269	—
	$29,578	$312,265	—

Liabilities
Other Financial Instruments
Futures Contracts	$5,101	$66,654	—
Swap Agreements	—	170,510	—
Forward Foreign Currency Exchange Contracts	—	225,605	—
	$5,101	$462,769	—

DERIVATIVE INSTRUMENTS
As of period end, the value of derivative instruments located on the Statement of Assets and Liabilities were as follows:

	Type of Risk Exposure
	Credit	Foreign Currency	Interest Rate	Other Contracts	Total
Asset Derivatives:
Receivable for variation margin on futures contracts*	—	—	$170,239	—	$170,239
Unrealized appreciation on forward foreign currency exchange contracts	—	$5,269	—	—	5,269
					$175,508
Liability Derivatives:
Payable for variation margin on futures contracts*	—	—	$148,385	—	$148,385
Payable for variation margin on swap agreements*	$1,744	—	—	$8,516	10,260
Unrealized depreciation on forward foreign currency exchange contracts	—	$225,605	—	—	225,605
					$384,250
*Included in the unrealized appreciation (depreciation) on futures contracts or centrally cleared swap agreements, as applicable, as reported in the Schedule of Investments.

Schedule of Investments - Strategic Allocation: Conservative Fund

The following is a summary of the effect of derivative instruments on the Statement of Operations for the period ended January 31, 2026.

	Type of Risk Exposure
	Credit	Foreign Currency	Interest Rate	Other Contracts	Total
Net realized gain (loss) on:
Forward foreign currency exchange transactions	—	$133,209	—	—	$133,209
Futures contract transactions	—	—	$(70,947)	—	(70,947)
Swap agreement transactions	$25,721	—	—	—	25,721
					$87,983
Change in net unrealized appreciation (depreciation) on:
Forward foreign currency exchange contracts	—	$(509,045)	—	—	$(509,045)
Futures contracts	—	—	$(4,783)	—	(4,783)
Swap agreements	$39,886	—	—	$12,134	52,020
					$(461,808)

See Notes to Financial Statements.

Schedule of Investments - Strategic Allocation: Moderate Fund
JANUARY 31, 2026 (UNAUDITED)

	Shares/Principal Amount	Value
AFFILIATED FUNDS(1) — 50.1%
American Century Diversified Corporate Bond ETF	546,672	$25,942,320
American Century Focused Dynamic Growth ETF(2)	224,931	28,489,760
American Century Focused Large Cap Value ETF	377,432	29,877,517
American Century Multisector Income ETF	812,544	36,020,075
American Century Quality Diversified International ETF	385,170	26,006,678
American Century Short Duration Strategic Income ETF	433,177	22,455,896
American Century U.S. Quality Growth ETF	439,671	49,515,748
American Century U.S. Quality Value ETF(3)	741,146	50,835,204
Avantis Emerging Markets Equity ETF	379,179	31,532,526
Avantis International Equity ETF(3)	300,081	26,074,038
Avantis International Small Cap Value ETF(3)	102,563	10,371,171
Avantis U.S. Equity ETF	407,024	47,080,466
Avantis U.S. Small Cap Value ETF	47,348	5,173,716
TOTAL AFFILIATED FUNDS (Cost $260,451,546)		389,375,115
COMMON STOCKS — 24.5%
Aerospace and Defense — 0.7%
AAR Corp.(2)	845	89,494
Airbus SE	2,238	512,389
Astronics Corp.(2)	1,029	77,947
ATI, Inc.(2)	751	90,345
Axon Enterprise, Inc.(2)	825	398,954
Babcock International Group PLC	7,248	142,905
Carpenter Technology Corp.	249	79,140
CSG NV(2)	4,314	156,246
Curtiss-Wright Corp.	718	471,503
Exosens SAS	1,912	122,484
HEICO Corp.	1,231	407,350
Hexcel Corp.	3,175	262,922
Howmet Aerospace, Inc.	5,330	1,109,066
Karman Holdings, Inc.(2)	675	70,065
L3Harris Technologies, Inc.	1,671	572,902
Rheinmetall AG	161	341,134
Rocket Lab Corp.(2)	4,838	387,379
		5,292,225
Air Freight and Logistics — 0.1%
Deutsche Post AG	6,365	355,985
FedEx Corp.	578	186,260
		542,245
Automobile Components — 0.2%
BorgWarner, Inc.	3,593	170,344
Cie Generale des Etablissements Michelin SCA	12,788	474,890
Continental AG	4,643	365,354
Gentex Corp.	8,352	192,180
JTEKT Corp.	10,800	127,525
Linamar Corp.	2,835	179,721
		1,510,014
Automobiles — 0.3%
Bayerische Motoren Werke AG	3,352	345,190
Ferrari NV	1,332	444,283

Schedule of Investments - Strategic Allocation: Moderate Fund

	Shares/Principal Amount	Value
Kia Corp.	758	$80,653
Mercedes-Benz Group AG	5,054	345,412
Suzuki Motor Corp.	18,900	257,703
Tesla, Inc.(2)	1,650	710,176
		2,183,417
Banks — 1.5%
AIB Group PLC	27,642	308,986
AL Sydbank	964	87,304
Banco do Brasil SA	20,100	95,979
Banco Santander SA	22,040	281,408
Bancorp, Inc.(2)	1,021	60,688
Bank of America Corp.	11,903	633,240
Bankinter SA	4,240	72,377
Barclays PLC	81,291	542,542
BAWAG Group AG(2)	958	155,844
BNP Paribas SA	5,254	568,128
BPER Banca SpA(3)	11,569	162,931
Coastal Financial Corp.(2)	415	39,749
Commerce Bancshares, Inc.	11,999	631,627
Erste Group Bank AG	3,675	477,783
First Hawaiian, Inc.	10,296	273,359
Hana Financial Group, Inc.	2,440	169,536
HDFC Bank Ltd.	23,028	232,842
Itau Unibanco Holding SA, Preference Shares	28,300	243,221
JPMorgan Chase & Co.	2,190	669,899
Lloyds Banking Group PLC	350,523	523,402
Mebuki Financial Group, Inc.(3)	23,000	173,517
NOBA Bank Group AB(2)	7,761	100,762
NU Holdings Ltd., Class A(2)	37,111	658,720
Prosperity Bancshares, Inc.	7,209	497,493
Rakuten Bank Ltd.(2)	10,400	497,725
Regions Financial Corp.	20,261	577,439
Societe Generale SA	15,423	1,351,509
Suruga Bank Ltd.	15,300	192,167
Triumph Financial, Inc.(2)	468	29,526
Truist Financial Corp.	8,805	452,753
U.S. Bancorp	8,820	494,890
United Overseas Bank Ltd.	12,700	382,767
Westamerica Bancorporation	3,547	179,407
Woori Financial Group, Inc.	4,891	102,314
		11,921,834
Beverages — 0.2%
Anheuser-Busch InBev SA	1,404	101,064
Celsius Holdings, Inc.(2)	759	39,832
Heineken NV(3)	7,517	620,525
Lifedrink Co., Inc.	4,500	47,188
PepsiCo, Inc.	2,155	331,073
Pernod Ricard SA	3,404	304,374
		1,444,056
Biotechnology — 0.4%
AbbVie, Inc.	1,879	419,036
ADMA Biologics, Inc.(2)	4,388	75,912

Schedule of Investments - Strategic Allocation: Moderate Fund

	Shares/Principal Amount	Value
Alkermes PLC(2)	1,206	$40,871
Alnylam Pharmaceuticals, Inc.(2)	962	325,214
Arcellx, Inc.(2)	411	28,075
Arcutis Biotherapeutics, Inc.(2)	1,544	39,171
Argenx SE, ADR(2)	109	91,614
Bridgebio Pharma, Inc.(2)	1,176	90,870
Celldex Therapeutics, Inc.(2)	810	19,926
Centessa Pharmaceuticals PLC, ADR(2)	1,302	31,990
Cogent Biosciences, Inc.(2)	979	35,156
Cytokinetics, Inc.(2)	497	31,405
Evommune, Inc.(2)(3)	618	11,186
Gilead Sciences, Inc.	2,795	396,750
Grifols SA, Preference Shares	12,829	118,909
Insmed, Inc.(2)	2,003	314,211
Ionis Pharmaceuticals, Inc.(2)	449	37,119
Madrigal Pharmaceuticals, Inc.(2)	187	91,501
Mineralys Therapeutics, Inc.(2)	1,022	31,570
Natera, Inc.(2)	1,941	448,643
Newamsterdam Pharma Co. NV(2)	458	14,253
Nuvalent, Inc., Class A(2)	409	42,082
Praxis Precision Medicines, Inc.(2)	120	37,680
Protagonist Therapeutics, Inc.(2)	577	47,199
Revolution Medicines, Inc.(2)	481	46,633
Scholar Rock Holding Corp.(2)	797	35,339
Twist Bioscience Corp.(2)	584	23,985
UroGen Pharma Ltd.(2)	1,454	28,513
Vaxcyte, Inc.(2)	386	20,678
Vera Therapeutics, Inc.(2)	767	33,180
Vertex Pharmaceuticals, Inc.(2)	513	241,059
Viking Therapeutics, Inc.(2)(3)	5,859	170,145
Xenon Pharmaceuticals, Inc.(2)	751	30,799
		3,450,674
Broadline Retail — 0.4%
Alibaba Group Holding Ltd.	4,800	102,113
Alibaba Group Holding Ltd., ADR	4,277	725,208
Amazon.com, Inc.(2)	6,951	1,663,374
Coupang, Inc.(2)	11,051	222,788
Ollie's Bargain Outlet Holdings, Inc.(2)	247	27,247
Ryohin Keikaku Co. Ltd.	16,000	319,117
		3,059,847
Building Products — 0.2%
A.O. Smith Corp.	3,368	247,514
Fortune Brands Innovations, Inc.	790	42,739
Hayward Holdings, Inc.(2)	6,566	105,975
Johnson Controls International PLC	5,775	688,727
Masco Corp.	3,068	202,764
Munters Group AB	4,055	80,061
Trane Technologies PLC	816	343,193
Trex Co., Inc.(2)	1,393	57,698
Volution Group PLC	6,514	57,011
		1,825,682

Schedule of Investments - Strategic Allocation: Moderate Fund

	Shares/Principal Amount	Value
Capital Markets — 0.8%
Ameriprise Financial, Inc.	529	$278,884
Ares Management Corp., Class A	3,133	468,916
Bank of New York Mellon Corp.	1,180	141,506
Blackrock, Inc.	255	285,330
Coinbase Global, Inc., Class A(2)	577	112,365
Etoro Group Ltd., Class A(2)	880	25,872
flatexDEGIRO SE	1,851	90,291
Goldman Sachs Group, Inc.	414	387,260
Hamilton Lane, Inc., Class A	476	67,230
HUB24 Ltd.	822	57,594
Intercontinental Exchange, Inc.	1,227	213,228
KKR & Co., Inc.	1,713	195,727
London Stock Exchange Group PLC	3,998	445,945
LPL Financial Holdings, Inc.	1,487	542,012
Miami International Holdings, Inc.(2)	1,025	42,773
Morgan Stanley	1,825	333,610
MSCI, Inc.	227	138,293
Northern Trust Corp.	3,551	530,626
P10, Inc., Class A(3)	3,004	32,383
Piper Sandler Cos.	148	51,260
Raymond James Financial, Inc.	433	71,817
S&P Global, Inc.	875	461,816
St. James's Place PLC	6,756	141,101
T. Rowe Price Group, Inc.	2,449	258,810
TPG, Inc.	5,429	319,823
XP, Inc., Class A	24,251	473,137
		6,167,609
Chemicals — 0.3%
Arkema SA	5,199	313,094
Axalta Coating Systems Ltd.(2)	5,805	194,932
Chugoku Marine Paints Ltd.	3,000	84,612
Ecolab, Inc.	949	267,609
Element Solutions, Inc.	2,095	60,964
Linde PLC	930	424,982
Novonesis Novozymes B, Class B	5,739	351,649
PPG Industries, Inc.	2,299	265,833
Resonac Holdings Corp.(3)	2,300	133,572
Tokyo Ohka Kogyo Co. Ltd.	2,900	136,885
		2,234,132
Commercial Services and Supplies — 0.1%
ABM Industries, Inc.	3,371	155,201
Boyd Group, Inc.	544	89,160
Daiei Kankyo Co. Ltd.	2,200	58,026
Mitie Group PLC	50,020	114,349
OPENLANE, Inc.(2)	2,837	85,224
Park24 Co. Ltd.	5,900	82,220
Republic Services, Inc.	1,513	325,431
		909,611
Communications Equipment — 0.1%
Ciena Corp.(2)	905	227,888
F5, Inc.(2)	1,239	341,481

Schedule of Investments - Strategic Allocation: Moderate Fund

	Shares/Principal Amount	Value
Motorola Solutions, Inc.	820	$330,083
		899,452
Construction and Engineering — 0.2%
Argan, Inc.	181	62,827
Balfour Beatty PLC	11,274	110,398
Construction Partners, Inc., Class A(2)	983	108,012
Eiffage SA	637	94,472
EMCOR Group, Inc.	911	656,585
INFRONEER Holdings, Inc.	7,100	106,341
Kinden Corp.	1,200	53,100
Kumagai Gumi Co. Ltd.(3)	11,700	131,310
Sterling Infrastructure, Inc.(2)	332	118,826
Ventia Services Group Pty. Ltd.	31,568	126,429
		1,568,300
Construction Materials — 0.1%
Amrize Ltd.(2)	4,928	259,311
CRH PLC	1,937	237,108
SigmaRoc PLC(2)	28,075	55,103
Titan America SA(2)	2,778	48,226
Vulcan Materials Co.	1,769	531,655
		1,131,403
Consumer Finance — 0.1%
American Express Co.	1,198	421,900
Dave, Inc.(2)	328	53,690
Enova International, Inc.(2)	167	27,583
Zip Co. Ltd.(2)(3)	37,896	69,913
		573,086
Consumer Staples Distribution & Retail — 0.3%
BGF retail Co. Ltd.	3,976	334,840
Casey's General Stores, Inc.	654	396,651
Costco Wholesale Corp.	314	295,239
Koninklijke Ahold Delhaize NV	11,257	440,150
PriceSmart, Inc.	329	46,787
Sprouts Farmers Market, Inc.(2)	1,528	108,351
Sysco Corp.	8,096	678,850
Target Corp.	1,269	133,841
Tsuruha Holdings, Inc.(3)	4,900	78,080
		2,512,789
Containers and Packaging — 0.2%
Ball Corp.	3,534	200,979
Graphic Packaging Holding Co.	17,930	262,675
Packaging Corp. of America	2,591	576,627
Rengo Co. Ltd.	12,500	107,084
Verallia SA	10,668	279,265
		1,426,630
Distributors — 0.0%
Pool Corp.	913	231,984
Diversified Consumer Services — 0.0%
Bright Horizons Family Solutions, Inc.(2)	1,085	100,504
Coursera, Inc.(2)	288	1,745
Duolingo, Inc.(2)	354	47,457

Schedule of Investments - Strategic Allocation: Moderate Fund

	Shares/Principal Amount	Value
OneSpaWorld Holdings Ltd.	1,691	$33,228
		182,934
Diversified REITs — 0.3%
British Land Co. PLC	50,471	287,883
Broadstone Net Lease, Inc.	17,069	315,947
CapitaLand Integrated Commercial Trust	176,900	332,113
Charter Hall Group	17,967	286,128
Essential Properties Realty Trust, Inc.	8,857	268,899
Merlin Properties Socimi SA	13,688	203,721
Stockland	21,154	79,150
WP Carey, Inc.	5,189	361,933
		2,135,774
Diversified Telecommunication Services — 0.1%
Bezeq The Israeli Telecommunication Corp. Ltd.	47,487	121,955
Globalstar, Inc.(2)	676	41,655
Orange SA	5,268	97,932
Telkom Indonesia Persero Tbk. PT	2,641,200	564,584
Verizon Communications, Inc.	3,152	140,327
		966,453
Electric Utilities — 0.4%
Duke Energy Corp.	2,609	316,602
Evergy, Inc.	7,255	556,676
Eversource Energy	4,836	334,313
Iberdrola SA	33,073	743,572
NextEra Energy, Inc.	8,501	747,238
Oklo, Inc.(2)	280	22,293
PPL Corp.	5,779	209,489
Xcel Energy, Inc.	7,149	543,753
		3,473,936
Electrical Equipment — 0.4%
Accelleron Industries AG	839	80,365
Eaton Corp. PLC	930	326,821
GE Vernova, Inc.	327	237,523
Hubbell, Inc.	404	197,128
Nexans SA	213	33,550
Regal Rexnord Corp.	352	56,848
Schneider Electric SE	2,085	597,773
Sensata Technologies Holding PLC	5,733	198,304
Siemens Energy AG(2)	3,560	606,553
Sinfonia Technology Co. Ltd.	1,600	108,282
SWCC Corp.	400	29,812
Vertiv Holdings Co., Class A	4,621	860,338
		3,333,297
Electronic Equipment, Instruments and Components — 0.2%
Alps Alpine Co. Ltd.	7,900	103,473
CDW Corp.	1,722	217,644
Cognex Corp.	945	36,609
Coherent Corp.(2)	939	199,237
Fabrinet(2)	164	80,268
Itron, Inc.(2)	294	29,130
Koa Corp.	6,400	64,493
Lagercrantz Group AB, B Shares(3)	1,306	28,615

Schedule of Investments - Strategic Allocation: Moderate Fund

	Shares/Principal Amount	Value
Littelfuse, Inc.	175	$56,658
Maruwa Co. Ltd.	300	92,237
Mirion Technologies, Inc., Class A(2)	2,146	53,307
Novanta, Inc.(2)	616	82,877
Plexus Corp.(2)	677	134,946
Ralliant Corp.	4,358	230,843
TE Connectivity PLC	454	101,142
		1,511,479
Energy Equipment and Services — 0.2%
Baker Hughes Co.	11,628	651,633
DOF Group ASA	9,019	105,559
Expro Group Holdings NV(2)	1,840	29,459
SBM Offshore NV	1,809	64,980
SLB Ltd.	7,374	356,754
Subsea 7 SA	2,756	70,449
TechnipFMC PLC	842	46,916
Tecnicas Reunidas SA(2)	2,804	106,172
		1,431,922
Entertainment — 0.2%
Liberty Media Corp.-Liberty Formula One, Class C(2)	674	58,652
Netflix, Inc.(2)	3,635	303,486
ROBLOX Corp., Class A(2)	8,478	557,513
Spotify Technology SA(2)	942	471,330
		1,390,981
Financial Services — 0.4%
Adyen NV(2)	318	471,544
Affirm Holdings, Inc.(2)	4,419	266,466
Banco Latinoamericano de Comercio Exterior SA	900	43,623
Chime Financial, Inc., Class A(2)(3)	2,542	64,618
Corpay, Inc.(2)	1,674	526,691
GMO Payment Gateway, Inc.(3)	1,400	80,858
Mastercard, Inc., Class A	1,370	738,142
Toast, Inc., Class A(2)	6,039	187,873
Visa, Inc., Class A	1,198	385,552
		2,765,367
Food Products — 0.1%
Conagra Brands, Inc.	12,831	237,502
Cranswick PLC	741	53,486
General Mills, Inc.	1,828	84,563
Greencore Group PLC	13,785	54,517
Magnum Ice Cream Co. NV(2)	8,636	153,489
Mondelez International, Inc., Class A	2,861	167,283
Vital Farms, Inc.(2)	1,058	30,100
		780,940
Gas Utilities — 0.1%
Nippon Gas Co. Ltd.	2,300	43,620
ONE Gas, Inc.	6,003	477,599
Spire, Inc.	3,621	305,938
		827,157
Ground Transportation — 0.2%
CSX Corp.	14,354	542,007
Norfolk Southern Corp.	1,234	359,390

Schedule of Investments - Strategic Allocation: Moderate Fund

	Shares/Principal Amount	Value
Uber Technologies, Inc.(2)	2,377	$190,279
Union Pacific Corp.	923	216,998
XPO, Inc.(2)	1,220	180,694
		1,489,368
Health Care Equipment and Supplies — 0.8%
Alphatec Holdings, Inc.(2)	6,816	101,081
Becton Dickinson & Co.	2,757	560,994
Dexcom, Inc.(2)	10,291	751,655
Envista Holdings Corp.(2)	11,838	277,838
EssilorLuxottica SA	1,527	466,798
GE HealthCare Technologies, Inc.	10,937	863,695
IDEXX Laboratories, Inc.(2)	757	507,538
Insulet Corp.(2)	2,554	653,339
Intuitive Surgical, Inc.(2)	411	207,234
Medtronic PLC	2,870	295,495
SI-BONE, Inc.(2)	2,995	49,657
Terumo Corp.	31,700	414,676
UFP Technologies, Inc.(2)	238	59,771
Zimmer Biomet Holdings, Inc.	9,982	869,133
		6,078,904
Health Care Providers and Services — 0.5%
Cencora, Inc.	2,116	760,109
Chartwell Retirement Residences	27,994	415,701
Cigna Group	1,297	355,521
Encompass Health Corp.	650	61,444
Ensign Group, Inc.	448	76,904
Galenica AG	395	49,374
HealthEquity, Inc.(2)	803	68,793
Henry Schein, Inc.(2)	8,741	659,771
Labcorp Holdings, Inc.	2,140	581,053
Omada Health, Inc.(2)	1,798	26,880
PACS Group, Inc.(2)	628	21,201
Pediatrix Medical Group, Inc.(2)	1,705	36,453
Quest Diagnostics, Inc.	1,848	345,631
RadNet, Inc.(2)	682	47,808
Sienna Senior Living, Inc.(3)	3,278	51,060
Talkspace, Inc.(2)	344	1,390
U.S. Physical Therapy, Inc.	406	34,051
UnitedHealth Group, Inc.	706	202,573
Universal Health Services, Inc., Class B	1,515	304,909
		4,100,626
Health Care REITs — 0.6%
Aedifica SA	1,739	153,133
American Healthcare REIT, Inc.	5,969	280,006
CareTrust REIT, Inc.	9,259	345,731
Healthpeak Properties, Inc.	19,831	341,886
Omega Healthcare Investors, Inc.	5,629	247,001
Ventas, Inc.	10,958	851,108
Welltower, Inc.	11,136	2,097,577
		4,316,442
Health Care Technology — 0.1%
Phreesia, Inc.(2)	1,201	16,129

Schedule of Investments - Strategic Allocation: Moderate Fund

	Shares/Principal Amount	Value
Veeva Systems, Inc., Class A(2)	2,463	$502,255
		518,384
Hotel & Resort REITs — 0.1%
Host Hotels & Resorts, Inc.	28,693	531,681
Hotels, Restaurants and Leisure — 0.7%
Airbnb, Inc., Class A(2)	552	71,412
Booking Holdings, Inc.	46	230,085
Chipotle Mexican Grill, Inc.(2)	2,659	103,355
DoorDash, Inc., Class A(2)	878	179,656
Expedia Group, Inc.	981	259,808
Flutter Entertainment PLC(2)	2,240	369,936
Fujita Kanko, Inc.	1,500	24,177
Hilton Worldwide Holdings, Inc.	4,359	1,301,205
Life Time Group Holdings, Inc.(2)	2,405	70,154
Marriott International, Inc., Class A	980	308,994
Planet Fitness, Inc., Class A(2)	650	59,176
Royal Caribbean Cruises Ltd.	4,070	1,321,326
Scandic Hotels Group AB	9,225	92,183
Sodexo SA(3)	3,467	177,135
Viking Holdings Ltd.(2)	6,041	435,858
Whitbread PLC	9,373	349,879
Wingstop, Inc.	305	80,956
		5,435,295
Household Durables — 0.4%
Barratt Redrow PLC	61,103	325,357
De' Longhi SpA	1,685	74,489
Haseko Corp.	3,700	75,837
Mohawk Industries, Inc.(2)	2,749	325,427
Neinor Homes SA(2)	17,327	412,863
PulteGroup, Inc.	2,677	334,866
Sony Group Corp.	18,000	396,862
Sumitomo Forestry Co. Ltd.	4,800	52,043
Taylor Wimpey PLC	277,786	406,112
TopBuild Corp.(2)	790	369,759
		2,773,615
Household Products — 0.3%
Church & Dwight Co., Inc.	2,979	286,729
Colgate-Palmolive Co.	1,602	144,644
Henkel AG & Co. KGaA, Preference Shares	3,860	339,108
Kimberly-Clark Corp.	5,522	552,145
Procter & Gamble Co.	3,097	470,032
Reckitt Benckiser Group PLC	6,633	553,385
		2,346,043
Independent Power and Renewable Electricity Producers — 0.1%
Talen Energy Corp.(2)	203	70,717
TransAlta Corp.	5,211	66,589
Vistra Corp.	6,123	969,577
		1,106,883
Industrial Conglomerates — 0.0%
Honeywell International, Inc.	1,526	347,196
Industrial REITs — 0.5%
First Industrial Realty Trust, Inc.	6,044	350,733

Schedule of Investments - Strategic Allocation: Moderate Fund

	Shares/Principal Amount	Value
GLP J-Reit	164	$150,756
Goodman Group(3)	28,409	603,512
Prologis, Inc.	16,479	2,151,498
Segro PLC	27,081	282,146
Tritax Big Box REIT PLC	46,730	106,074
		3,644,719
Insurance — 0.6%
Aegon Ltd.	32,551	255,671
AIA Group Ltd.	39,800	459,192
Allstate Corp.	900	179,091
Beazley PLC	6,739	104,694
Bowhead Specialty Holdings, Inc.(2)	1,413	34,703
Hanover Insurance Group, Inc.	786	136,874
HCI Group, Inc.	227	36,018
Intact Financial Corp.	1,431	260,536
Kinsale Capital Group, Inc.	102	40,380
Marsh & McLennan Cos., Inc.	3,244	610,488
MetLife, Inc.	3,858	304,319
Phoenix Financial Ltd.	2,645	128,382
Progressive Corp.	833	173,264
Prudential PLC	30,399	499,311
Reinsurance Group of America, Inc.	2,800	567,700
Storebrand ASA	9,387	164,271
Willis Towers Watson PLC	1,297	411,759
		4,366,653
Interactive Media and Services — 0.7%
Alphabet, Inc., Class A	8,451	2,856,438
Meta Platforms, Inc., Class A	1,499	1,074,033
Reddit, Inc., Class A(2)	1,395	251,477
Tencent Holdings Ltd.	12,700	976,145
		5,158,093
IT Services — 0.6%
Amdocs Ltd.	4,804	393,640
Capgemini SE	1,359	211,159
Cloudflare, Inc., Class A(2)	3,983	706,385
Cognizant Technology Solutions Corp., Class A	4,240	347,934
Computacenter PLC	2,845	130,209
Fujitsu Ltd.	13,600	377,887
GDS Holdings Ltd., ADR(2)(3)	2,696	120,484
International Business Machines Corp.	2,214	679,034
MongoDB, Inc.(2)	323	119,940
NEC Corp.	20,800	705,112
NEXTDC Ltd.(2)(3)	9,582	88,533
Okta, Inc.(2)	1,876	158,484
Snowflake, Inc., Class A(2)	797	153,582
Twilio, Inc., Class A(2)	1,241	149,491
		4,341,874
Leisure Products — 0.0%
BRP, Inc.	1,230	92,834
Brunswick Corp.	417	33,452
Callaway Golf Co.(2)	2,454	35,215

Schedule of Investments - Strategic Allocation: Moderate Fund

	Shares/Principal Amount	Value
Technogym SpA	4,232	$88,376
		249,877
Life Sciences Tools and Services — 0.5%
Agilent Technologies, Inc.	1,130	151,251
Bio-Techne Corp.	3,713	237,966
Chemometec AS	456	44,071
Danaher Corp.	1,927	421,801
ICON PLC(2)	4,551	820,318
IQVIA Holdings, Inc.(2)	1,665	383,200
Lonza Group AG	887	602,672
Siegfried Holding AG(2)	735	90,377
Thermo Fisher Scientific, Inc.	558	322,864
West Pharmaceutical Services, Inc.	1,958	452,533
		3,527,053
Machinery — 0.9%
Alstom SA(2)	20,776	663,344
Atlas Copco AB, A Shares	25,038	516,338
CECO Environmental Corp.(2)	1,628	109,776
CNH Industrial NV	8,105	87,210
Construcciones y Auxiliar de Ferrocarriles SA	1,201	80,063
Crane Co.	1,458	266,289
Cummins, Inc.	1,561	903,538
Daimler Truck Holding AG	5,178	250,713
Deere & Co.	427	225,456
Deutz AG	6,139	78,614
Dover Corp.	505	101,752
FANUC Corp.	14,500	582,241
Flowserve Corp.	560	43,764
Fluidra SA	858	24,958
Fortive Corp.	3,903	206,117
IDEX Corp.	900	178,695
IMI PLC	2,239	84,550
Kardex Holding AG	192	67,495
Konecranes OYJ	768	90,441
Kurita Water Industries Ltd.	2,200	110,044
Nabtesco Corp.	5,000	135,488
Organo Corp.(3)	1,100	116,151
Oshkosh Corp.	1,658	238,454
PACCAR, Inc.	1,704	209,439
Parker-Hannifin Corp.	287	268,586
RBC Bearings, Inc.(2)	220	109,927
Timken Co.	3,269	304,638
Toro Co.	2,776	254,004
Weir Group PLC	2,606	115,104
Xylem, Inc.	2,506	345,502
Yaskawa Electric Corp.(3)	4,700	150,021
		6,918,712
Media — 0.1%
Magnite, Inc.(2)	4,136	59,848
New York Times Co., Class A	719	52,710
Omnicom Group, Inc.	3,355	258,469
Publicis Groupe SA	3,649	364,711

Schedule of Investments - Strategic Allocation: Moderate Fund

	Shares/Principal Amount	Value
Trade Desk, Inc., Class A(2)	3,787	$114,860
		850,598
Metals and Mining — 0.2%
Capstone Copper Corp.(2)	10,110	112,040
Genesis Minerals Ltd.(2)	24,773	122,329
GMK Norilskiy Nickel PAO(2)(4)	265,800	3
Lynas Rare Earths Ltd.(2)(3)	7,231	72,788
MP Materials Corp.(2)(3)	1,610	94,620
PLS Group Ltd.(2)(3)	26,066	76,482
Reliance, Inc.	974	320,933
Sandfire Resources Ltd.(2)	7,417	100,641
SSR Mining, Inc.(2)	1,925	43,948
Taseko Mines Ltd.(2)	7,209	54,933
Torex Gold Resources, Inc.	2,995	144,158
Vale SA	13,500	215,785
		1,358,660
Multi-Utilities — 0.0%
Northwestern Energy Group, Inc.	6,104	414,217
Office REITs — 0.0%
COPT Defense Properties	3,431	105,709
Mindspace Business Parks REIT	21,265	115,285
SL Green Realty Corp.	2,902	129,952
		350,946
Oil, Gas and Consumable Fuels — 0.8%
Cameco Corp.	1,017	125,488
Centrus Energy Corp., Class A(2)(3)	132	36,733
Cheniere Energy, Inc.	1,408	297,820
ConocoPhillips	2,844	296,430
Coterra Energy, Inc.	11,761	339,305
Diamondback Energy, Inc.	2,303	377,577
Eni SpA	6,675	136,431
Enterprise Products Partners LP	15,840	525,729
Expand Energy Corp.	2,375	266,974
Friedrich Vorwerk Group SE	929	99,798
Gaztransport Et Technigaz SA	510	109,879
NAC Kazatomprom JSC, GDR	5,246	428,663
ONEOK, Inc.	2,793	221,178
PBF Energy, Inc., Class A	1,847	61,801
Permian Resources Corp.	13,891	224,062
Repsol SA	21,706	427,632
Shell PLC	16,991	653,125
Targa Resources Corp.	2,745	551,690
TC Energy Corp.	7,020	411,616
Williams Cos., Inc.	5,804	390,377
		5,982,308
Paper and Forest Products — 0.0%
Mondi PLC	29,069	339,707
Passenger Airlines — 0.0%
Alaska Air Group, Inc.(2)	796	40,461
Southwest Airlines Co.	6,117	290,680
		331,141

Schedule of Investments - Strategic Allocation: Moderate Fund

	Shares/Principal Amount	Value
Personal Care Products — 0.1%
Estee Lauder Cos., Inc., Class A	1,332	$153,553
Kenvue, Inc.	31,422	546,743
L'Oreal SA	922	423,603
		1,123,899
Pharmaceuticals — 0.6%
ALK-Abello AS(2)	3,574	118,098
AstraZeneca PLC	4,204	783,265
AstraZeneca PLC, ADR	3,915	363,195
Bristol-Myers Squibb Co.	2,269	124,908
Crinetics Pharmaceuticals, Inc.(2)	1,033	51,588
Edgewise Therapeutics, Inc.(2)	1,225	34,484
Eli Lilly & Co.	638	661,702
Financiere de Tubize SA(3)	373	95,148
Galderma Group AG	2,899	540,370
GSK PLC	31,057	803,186
Hikma Pharmaceuticals PLC	12,429	260,715
Merck & Co., Inc.	2,050	226,053
Roche Holding AG	747	339,690
Sanofi SA	1,722	162,425
Structure Therapeutics, Inc., ADR(2)	2,266	200,428
Zoetis, Inc.	1,913	238,781
		5,004,036
Professional Services — 0.3%
Adecco Group AG	14,924	438,562
ALS Ltd.(3)	8,545	145,705
Automatic Data Processing, Inc.	1,035	255,459
CACI International, Inc., Class A(2)	439	272,434
First Advantage Corp.(2)	2,260	30,510
Randstad NV	11,375	407,072
RELX PLC	9,406	333,462
Teleperformance SE	6,938	448,163
Verra Mobility Corp.(2)	1,937	37,384
		2,368,751
Real Estate Management and Development — 0.3%
CBRE Group, Inc., Class A(2)	1,977	336,742
City Developments Ltd.	23,400	170,506
Colliers International Group, Inc.	384	52,493
CTP NV	5,231	114,039
FirstService Corp. (Toronto)	180	27,887
Hang Lung Properties Ltd.	129,000	155,661
Hongkong Land Holdings Ltd.	23,800	201,940
Katitas Co. Ltd.	7,600	150,165
Mitsui Fudosan Co. Ltd.	9,400	107,789
Sumitomo Realty & Development Co. Ltd.	19,100	531,877
Sun Hung Kai Properties Ltd.	3,500	56,206
Tokyo Tatemono Co. Ltd.	14,700	345,924
UOL Group Ltd.	22,000	187,893
		2,439,122
Residential REITs — 0.3%
American Homes 4 Rent, Class A	6,085	190,582
AvalonBay Communities, Inc.	570	101,272

Schedule of Investments - Strategic Allocation: Moderate Fund

	Shares/Principal Amount	Value
Camden Property Trust	3,628	$395,633
Equity Residential	7,786	485,224
Essex Property Trust, Inc.	433	109,060
GO Residential Real Estate Investment Trust	8,645	92,761
Sun Communities, Inc.	1,133	144,378
UDR, Inc.	9,086	337,545
UNITE Group PLC	25,843	200,991
		2,057,446
Retail REITs — 0.5%
Agree Realty Corp.	1,799	129,942
Brixmor Property Group, Inc.	17,663	473,192
Japan Metropolitan Fund Invest	312	245,570
Macerich Co.	4,310	81,588
NETSTREIT Corp.	11,968	225,477
Phillips Edison & Co., Inc.	7,417	268,718
Realty Income Corp.	9,000	550,440
Regency Centers Corp.	1,699	123,806
Scentre Group	146,068	413,952
Simon Property Group, Inc.	4,311	824,737
Tanger, Inc.	6,542	214,054
Unibail-Rodamco-Westfield	2,204	243,685
		3,795,161
Semiconductors and Semiconductor Equipment — 1.7%
Analog Devices, Inc.	1,795	558,030
Applied Materials, Inc.	1,173	378,081
ASML Holding NV	624	894,757
Astera Labs, Inc.(2)	1,187	178,786
Broadcom, Inc.	4,169	1,381,190
Credo Technology Group Holding Ltd.(2)	863	108,117
Impinj, Inc.(2)	382	52,754
Infineon Technologies AG	13,616	665,584
Kokusai Electric Corp.	2,500	103,791
Lam Research Corp.	1,169	272,915
Lattice Semiconductor Corp.(2)	4,949	398,493
MACOM Technology Solutions Holdings, Inc.(2)	322	70,537
Micron Technology, Inc.	259	107,454
MKS, Inc.	328	77,214
Monolithic Power Systems, Inc.	742	834,119
Nova Ltd.(2)	148	67,760
NVIDIA Corp.	19,796	3,783,609
NXP Semiconductors NV	721	163,047
ON Semiconductor Corp.(2)	3,117	186,677
Onto Innovation, Inc.(2)	180	36,369
Silicon Laboratories, Inc.(2)	594	84,615
SiTime Corp.(2)	252	91,504
SUMCO Corp.	24,400	254,736
Taiwan Semiconductor Manufacturing Co. Ltd.	31,000	1,714,173
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	737	243,623
Teradyne, Inc.	1,275	307,339
Tower Semiconductor Ltd.(2)	781	105,224
Veeco Instruments, Inc.(2)	663	20,706
		13,141,204

Schedule of Investments - Strategic Allocation: Moderate Fund

	Shares/Principal Amount	Value
Software — 1.0%
ACI Worldwide, Inc.(2)	395	$17,127
Agilysys, Inc.(2)	880	76,340
AppLovin Corp., Class A(2)	354	167,481
BlackLine, Inc.(2)	1,000	46,470
Cadence Design Systems, Inc.(2)	2,505	742,382
Cellebrite DI Ltd.(2)	1,660	24,419
Core Scientific, Inc.(2)(3)	2,761	49,670
Crowdstrike Holdings, Inc., Class A(2)	384	169,500
Datadog, Inc., Class A(2)	4,057	524,651
Descartes Systems Group, Inc.(2)	328	24,521
Dynatrace, Inc.(2)	4,347	165,577
Elastic NV(2)	382	25,185
Fair Isaac Corp.(2)	464	678,911
HubSpot, Inc.(2)	641	179,480
Klaviyo, Inc., Class A(2)	2,153	47,818
Microsoft Corp.	6,869	2,955,662
Netskope, Inc., Class A(2)	277	4,113
Onestream, Inc.(2)	1,371	32,369
Pegasystems, Inc.	569	24,860
Q2 Holdings, Inc.(2)	1,040	63,700
Riot Platforms, Inc.(2)(3)	2,165	33,493
Salesforce, Inc.	734	155,821
Samsara, Inc., Class A(2)	7,278	204,148
SAP SE	1,975	394,543
ServiceNow, Inc.(2)	1,900	222,319
Unity Software, Inc.(2)	2,245	65,329
Workday, Inc., Class A(2)	1,060	186,168
Zscaler, Inc.(2)	1,405	281,014
		7,563,071
Specialized REITs — 0.6%
American Tower Corp.	2,063	369,855
Big Yellow Group PLC	9,836	139,236
CubeSmart	3,344	125,500
Digital Realty Trust, Inc.	3,508	582,153
Equinix, Inc.	1,413	1,159,974
Extra Space Storage, Inc.	3,949	544,844
Iron Mountain, Inc.	4,570	421,034
Millrose Properties, Inc.	8,588	255,922
National Storage Affiliates Trust	4,563	145,149
Public Storage	1,252	345,790
VICI Properties, Inc.	6,273	176,146
Weyerhaeuser Co.	4,071	104,950
		4,370,553
Specialty Retail — 0.6%
Aritzia, Inc.(2)	5,274	415,715
Auto1 Group SE(2)	3,367	110,750
Boot Barn Holdings, Inc.(2)	435	77,639
Burlington Stores, Inc.(2)	1,737	513,909
Carvana Co.(2)	1,933	775,346
Clas Ohlson AB, B Shares(3)	1,652	56,566
Five Below, Inc.(2)	391	74,931

Schedule of Investments - Strategic Allocation: Moderate Fund

	Shares/Principal Amount	Value
Home Depot, Inc.	1,600	$599,344
Istyle, Inc.(3)	3,000	8,801
National Vision Holdings, Inc.(2)	2,446	64,452
Nextage Co. Ltd.	7,500	158,889
O'Reilly Automotive, Inc.(2)	2,639	259,704
RealReal, Inc.(2)	2,571	37,717
TJX Cos., Inc.	3,156	472,800
Tractor Supply Co.	15,996	813,876
Wayfair, Inc., Class A(2)	713	73,788
		4,514,227
Technology Hardware, Storage and Peripherals — 0.5%
Apple, Inc.	8,107	2,103,604
HP, Inc.	15,559	302,467
Pure Storage, Inc., Class A(2)	2,053	142,766
Samsung Electronics Co. Ltd.	12,533	1,384,580
		3,933,417
Textiles, Apparel and Luxury Goods — 0.2%
Asics Corp.	3,500	84,255
Burberry Group PLC(2)	4,437	67,038
LVMH Moet Hennessy Louis Vuitton SE	285	183,940
On Holding AG, Class A(2)	17,952	812,328
Tapestry, Inc.	1,124	142,647
		1,290,208
Tobacco — 0.0%
British American Tobacco PLC	5,039	304,424
Trading Companies and Distributors — 0.5%
Applied Industrial Technologies, Inc.	187	48,697
Ashtead Group PLC	2,646	170,349
Bunzl PLC	22,251	623,986
Diploma PLC	689	50,195
Fastenal Co.	12,311	533,805
Ferguson Enterprises, Inc.	801	202,220
Herc Holdings, Inc.	588	84,284
MSC Industrial Direct Co., Inc., Class A	5,402	455,605
SiteOne Landscape Supply, Inc.(2)	408	58,564
Sojitz Corp.	3,900	142,215
Sumitomo Corp.	12,000	487,309
United Rentals, Inc.	297	232,272
WESCO International, Inc.	1,634	472,928
		3,562,429
Transportation Infrastructure — 0.0%
Flughafen Zurich AG	157	48,761
Wireless Telecommunication Services — 0.0%
Indosat Tbk. PT	1,056,600	140,518
Millicom International Cellular SA	1,442	88,005
		228,523
TOTAL COMMON STOCKS (Cost $135,902,314)		190,309,457
U.S. TREASURY SECURITIES — 8.0%
U.S. Treasury Bonds, 5.00%, 5/15/45	$1,311,900	1,341,008
U.S. Treasury Inflation-Indexed Bonds, 2.50%, 1/15/29	1,713,441	1,785,380
U.S. Treasury Inflation-Indexed Bonds, 3.375%, 4/15/32	182,603	203,289

Schedule of Investments - Strategic Allocation: Moderate Fund

		Shares/Principal Amount	Value
U.S. Treasury Inflation-Indexed Bonds, 2.125%, 2/15/41		$1,213,649	$1,193,035
U.S. Treasury Inflation-Indexed Bonds, 0.75%, 2/15/42		932,367	728,724
U.S. Treasury Inflation-Indexed Bonds, 0.625%, 2/15/43		1,367,467	1,022,742
U.S. Treasury Inflation-Indexed Bonds, 1.375%, 2/15/44		3,685,408	3,094,128
U.S. Treasury Inflation-Indexed Bonds, 0.75%, 2/15/45		4,060,409	2,967,603
U.S. Treasury Inflation-Indexed Notes, 0.125%, 4/15/27		5,125,597	5,074,355
U.S. Treasury Inflation-Indexed Notes, 0.375%, 7/15/27		2,186,250	2,179,836
U.S. Treasury Inflation-Indexed Notes, 0.50%, 1/15/28		2,430,900	2,411,461
U.S. Treasury Inflation-Indexed Notes, 0.875%, 1/15/29		2,438,897	2,426,812
U.S. Treasury Inflation-Indexed Notes, 1.625%, 10/15/29		7,416,576	7,567,396
U.S. Treasury Inflation-Indexed Notes, 0.125%, 7/15/31		2,612,110	2,450,763
U.S. Treasury Inflation-Indexed Notes, 0.125%, 1/15/32		3,197,899	2,957,627
U.S. Treasury Notes, 2.375%, 4/30/26		1,000,000	996,862
U.S. Treasury Notes, 3.875%, 5/31/27		2,850,000	2,862,580
U.S. Treasury Notes, 3.375%, 12/31/27		6,000,000	5,982,891
U.S. Treasury Notes, 3.50%, 11/30/30		5,000,000	4,936,328
U.S. Treasury Notes, 4.375%, 11/30/30		1,390,000	1,425,293
U.S. Treasury Notes, 3.625%, 12/31/30		2,400,000	2,381,438
U.S. Treasury Notes, 1.875%, 2/15/32(5)		5,240,000	4,662,372
U.S. Treasury Notes, VRN, 3.76%, (3-month USBMMY plus 0.15%), 4/30/26		1,500,000	1,500,365
TOTAL U.S. TREASURY SECURITIES (Cost $64,215,762)			62,152,288
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES — 3.3%
Fixed-Rate U.S. Government Agency Mortgage-Backed Securities — 3.3%
FHLMC, 6.00%, 2/1/38		13,266	14,022
FHLMC, 4.50%, 10/1/52		4,539,985	4,468,422
FHLMC, 5.50%, 12/1/52		2,016,594	2,055,968
FHLMC, 5.00%, 6/1/53		2,268,259	2,277,412
FNMA, 4.50%, 10/1/52		4,542,749	4,473,947
FNMA, 5.50%, 3/1/54		2,095,341	2,130,617
FNMA, 4.00%, 1/1/55		2,412,695	2,311,402
GNMA, 5.00%, TBA		2,499,000	2,498,991
GNMA, 7.00%, 12/15/27		2,276	2,310
GNMA, 7.50%, 12/15/27		198	199
GNMA, 6.00%, 5/15/28		1,712	1,739
GNMA, 6.50%, 5/15/28		1,500	1,512
GNMA, 7.00%, 5/15/31		3,553	3,705
GNMA, 6.50%, 10/15/38		211,279	226,471
GNMA, 4.50%, 6/15/41		94,568	94,367
GNMA, 4.00%, 4/20/54		2,534,280	2,405,572
UMBS, 5.00%, TBA		2,543,000	2,542,896
TOTAL U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES (Cost $24,948,450)			25,509,552
SOVEREIGN GOVERNMENTS AND AGENCIES — 3.2%
Australia — 0.3%
Australia Government Bonds, 3.00%, 3/21/47	AUD	1,270,000	634,965
Queensland Treasury Corp., 4.50%, 8/22/35(6)	AUD	920,000	602,857
Treasury Corp. of Victoria, 2.00%, 9/17/35	AUD	1,600,000	835,565
			2,073,387
Belgium — 0.2%
Kingdom of Belgium Government Bonds, 2.85%, 10/22/34(6)	EUR	1,100,000	1,273,263
Kingdom of Belgium Government Bonds, 4.25%, 3/28/41(6)	EUR	74,000	92,490
			1,365,753

Schedule of Investments - Strategic Allocation: Moderate Fund

		Shares/Principal Amount	Value
Canada — 0.1%
Province of Quebec, 5.75%, 12/1/36	CAD	445,000	$375,631
Province of Quebec, 5.00%, 12/1/41	CAD	30,000	23,490
Province of Quebec, 3.50%, 12/1/48	CAD	110,000	67,671
			466,792
Chile — 0.0%
Chile Government International Bonds, 5.33%, 1/5/54		$160,000	155,292
Colombia — 0.1%
Colombia Government International Bonds, 5.00%, 9/19/32	EUR	550,000	631,165
Indonesia — 0.0%
Indonesia Treasury Bonds, 7.00%, 2/15/33	IDR	3,800,000,000	234,537
Japan — 0.1%
Japan Government Thirty Year Bonds, 1.40%, 3/20/53	JPY	78,000,000	312,163
Japan Government Thirty Year Bonds, 1.20%, 6/20/53	JPY	164,500,000	619,391
Japan Government Thirty Year Bonds, 1.80%, 9/20/53	JPY	51,300,000	227,027
			1,158,581
Malaysia — 0.0%
Malaysia Government Bonds, 3.83%, 7/5/34	MYR	1,450,000	375,784
Mexico — 0.5%
Eagle Funding Luxco SARL, 5.50%, 8/17/30(6)		$865,000	879,765
Mexico Bonos, 7.75%, 11/13/42	MXN	44,900,000	2,244,829
Mexico Government International Bonds, 4.875%, 5/16/36	EUR	950,000	1,126,532
			4,251,126
New Zealand — 0.7%
New Zealand Government Bonds, 2.00%, 5/15/32	NZD	3,600,000	1,906,749
New Zealand Government Bonds, 4.50%, 5/15/35	NZD	5,235,000	3,148,015
			5,054,764
Norway — 0.2%
Norway Government Bonds, 4.125%, 6/3/36(6)(7)	NOK	15,349,000	1,584,756
Poland — 0.1%
Republic of Poland Government Bonds, 1.75%, 4/25/32	PLN	3,500,000	836,679
Saudi Arabia — 0.1%
Saudi Government International Bonds, 4.875%, 1/12/36(6)		$1,100,000	1,088,440
South Africa — 0.1%
Republic of South Africa Government Bonds, 8.50%, 1/31/37	ZAR	7,000,000	435,178
Spain — 0.5%
Spain Government Bonds, 3.10%, 7/30/31	EUR	3,190,000	3,860,020
Turkey — 0.2%
Turkiye Government Bonds, 30.00%, 9/12/29	TRY	44,000,000	998,906
Turkiye Government International Bonds, 6.875%, 1/14/38		$560,000	555,183
			1,554,089
TOTAL SOVEREIGN GOVERNMENTS AND AGENCIES (Cost $25,426,815)			25,126,343
CORPORATE BONDS — 3.2%
Aerospace and Defense — 0.1%
Boeing Co., 2.20%, 2/4/26		470,000	469,920
Embraer Netherlands Finance BV, 5.40%, 1/9/38		173,000	170,933
Lockheed Martin Corp., 4.50%, 2/15/29		166,000	168,925
RTX Corp., 6.40%, 3/15/54		75,000	82,671
Textron, Inc., 5.50%, 5/15/35		164,000	169,359
			1,061,808

Schedule of Investments - Strategic Allocation: Moderate Fund

	Shares/Principal Amount	Value
Air Freight and Logistics — 0.0%
United Parcel Service, Inc., 5.50%, 5/22/54	$87,000	$84,806
Automobile Components — 0.0%
Magna International, Inc., 5.875%, 6/1/35	162,000	170,947
Automobiles — 0.1%
BMW U.S. Capital LLC, 5.20%, 8/11/35(6)	166,000	167,408
Ford Motor Co., 3.25%, 2/12/32	194,000	172,388
General Motors Co., 6.25%, 4/15/35	160,000	169,948
General Motors Co., 6.60%, 4/1/36	156,000	170,009
Hyundai Capital America, 5.15%, 3/27/30(6)	165,000	169,339
Hyundai Capital America, 4.55%, 1/8/31(6)	30,000	30,033
		879,125
Banks — 0.7%
Banco Santander Chile, 4.55%, 11/20/30(6)	150,000	150,188
Banco Santander SA, 1.85%, 3/25/26	2,000,000	1,993,336
Bank of America Corp., VRN, 5.93%, 9/15/27	111,000	112,323
Bank of America Corp., VRN, 2.48%, 9/21/36	194,000	170,304
Bank of Montreal, VRN, 3.80%, 12/15/32	225,000	222,824
Bank of Montreal, VRN, 3.09%, 1/10/37	109,000	98,473
Canadian Imperial Bank of Commerce, VRN, 4.86%, 3/30/29	143,000	145,406
Citizens Financial Group, Inc., VRN, 5.25%, 3/5/31	166,000	170,261
Citizens Financial Group, Inc., VRN, 5.30%, 1/29/36	10,000	10,050
Comerica, Inc., VRN, 5.98%, 1/30/30	162,000	169,369
Huntington Bancshares, Inc., VRN, 6.14%, 11/18/39	55,000	57,545
Huntington Bancshares, Inc., VRN, 5.61%, 1/28/41	110,000	109,510
JPMorgan Chase & Co., VRN, 5.58%, 7/23/36	162,000	166,493
JPMorgan Chase & Co., VRN, 5.19%, 2/5/37(7)	95,000	94,721
KeyCorp, VRN, 5.31%, 1/28/37	55,000	55,084
M&T Bank Corp., VRN, 6.08%, 3/13/32	159,000	168,944
M&T Bank Corp., VRN, 5.39%, 1/16/36	82,000	83,178
PNC Financial Services Group, Inc., VRN, 5.10%, 7/23/27	230,000	231,245
Royal Bank of Canada, VRN, 4.97%, 5/2/31	166,000	170,070
Santander Holdings USA, Inc., VRN, 6.17%, 1/9/30	160,000	167,051
Standard Chartered PLC, VRN, 4.30%, 1/13/30(6)	200,000	199,926
Toronto-Dominion Bank, VRN, 5.15%, 9/10/34	130,000	132,197
U.S. Bancorp, VRN, 4.97%, 7/22/33	149,000	150,103
U.S. Bancorp, VRN, 2.49%, 11/3/36	197,000	172,514
Wells Fargo & Co., VRN, 4.90%, 1/24/28	167,000	168,436
Wells Fargo & Co., VRN, 6.30%, 10/23/29	161,000	170,055
Westpac Banking Corp., VRN, 3.02%, 11/18/36	191,000	173,082
		5,712,688
Beverages — 0.0%
Keurig Dr. Pepper, Inc., 4.35%, 5/15/28	170,000	170,778
Biotechnology — 0.0%
Amgen, Inc., 5.25%, 3/2/30	122,000	126,614
Amgen, Inc., 5.75%, 3/2/63	85,000	83,166
Biogen, Inc., 6.45%, 5/15/55	79,000	83,333
		293,113
Capital Markets — 0.2%
Apollo Debt Solutions BDC, 5.875%, 8/30/30	111,000	111,876
Apollo Debt Solutions BDC, 5.70%, 1/23/31(6)	10,000	9,950
ARES Capital Corp., 2.875%, 6/15/28	135,000	129,600

Schedule of Investments - Strategic Allocation: Moderate Fund

	Shares/Principal Amount	Value
ARES Capital Corp., 5.25%, 4/12/31	$90,000	$88,647
ARES Strategic Income Fund, 5.55%, 4/15/31(6)	110,000	108,800
Blackstone Private Credit Fund, 5.35%, 3/12/31	112,000	109,464
Blue Owl Technology Finance Corp., 6.125%, 1/23/31	110,000	108,397
Goldman Sachs BDC, Inc., 5.10%, 1/28/29	57,000	56,637
Goldman Sachs Group, Inc., VRN, 5.22%, 4/23/31	165,000	169,994
HPS Corporate Lending Fund, 5.15%, 4/2/29(6)	5,000	4,981
Jefferies Financial Group, Inc., 6.20%, 4/14/34	161,000	169,370
Jefferies Financial Group, Inc., 5.50%, 2/15/36	55,000	54,316
Raymond James Financial, Inc., 4.90%, 9/11/35	21,000	20,803
		1,142,835
Chemicals — 0.0%
EQUATE Petrochemical Co. KSC, 4.25%, 11/3/26(6)	82,000	81,922
LYB International Finance III LLC, 5.50%, 3/1/34	113,000	111,553
		193,475
Consumer Finance — 0.1%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 4.125%, 2/28/29	150,000	149,510
Air Lease Corp., 5.10%, 3/1/29	113,000	115,138
American Express Co., VRN, 4.73%, 4/25/29	176,000	178,671
Avolon Holdings Funding Ltd., 4.95%, 10/15/32(6)	115,000	114,134
Capital One Financial Corp., VRN, 5.82%, 2/1/34	144,000	150,218
Capital One Financial Corp., VRN, 6.38%, 6/8/34	142,000	152,533
		860,204
Consumer Staples Distribution & Retail — 0.1%
Dollar Tree, Inc., 4.20%, 5/15/28	171,000	171,225
Target Corp., 5.00%, 4/15/35	168,000	169,717
Walmart, Inc., 4.10%, 4/28/27	230,000	231,561
		572,503
Diversified REITs — 0.1%
Crown Castle, Inc., 3.80%, 2/15/28	172,000	170,937
Host Hotels & Resorts LP, 5.50%, 4/15/35	168,000	170,334
Simon Property Group LP, 6.65%, 1/15/54	73,000	81,803
Store Capital LLC, 5.40%, 4/30/30(6)	111,000	113,131
		536,205
Diversified Telecommunication Services — 0.1%
AT&T, Inc., 6.00%, 4/30/56(7)	80,000	79,422
AT&T, Inc., 6.05%, 8/15/56	81,000	81,127
Verizon Communications, Inc., 5.875%, 11/30/55	85,000	83,966
Verizon Communications, Inc., 6.00%, 11/30/65	86,000	85,137
		329,652
DNU- Internet and Direct Marketing Retail — 0.0%
Amazon.com, Inc., 5.55%, 11/20/65	87,000	84,477
Electric Utilities — 0.2%
Basin Electric Power Cooperative, 5.85%, 10/15/55(6)	85,000	84,081
Eversource Energy, 5.45%, 3/1/28	165,000	169,404
Niagara Mohawk Power Corp., 6.00%, 7/3/55(6)	80,000	80,695
PacifiCorp, 6.25%, 10/15/37	69,000	72,486
PacifiCorp, 5.35%, 12/1/53	96,000	84,718
PSEG Power LLC, 5.20%, 5/15/30(6)	168,000	172,396
Southern California Edison Co., 5.45%, 6/1/31	69,000	71,433
Southern California Edison Co., 5.875%, 12/1/53	88,000	84,650
Xcel Energy, Inc., 5.60%, 4/15/35	232,000	239,839

Schedule of Investments - Strategic Allocation: Moderate Fund

	Shares/Principal Amount	Value
Xcel Energy, Inc., 6.50%, 7/1/36	$63,000	$68,677
		1,128,379
Electronic Equipment, Instruments and Components — 0.0%
Amphenol Corp., 4.40%, 2/15/33	174,000	172,055
Energy Equipment and Services — 0.0%
Patterson-UTI Energy, Inc., 7.15%, 10/1/33	159,000	171,395
Entertainment — 0.0%
Meta Platforms, Inc., 5.75%, 5/15/63	87,000	82,728
Meta Platforms, Inc., 5.55%, 8/15/64	87,000	79,934
		162,662
Financial Services — 0.2%
Apollo Global Management, Inc., 5.15%, 8/12/35	150,000	149,437
Bank of America Corp., VRN, 3.85%, 3/8/37	180,000	169,029
Bank of Nova Scotia, VRN, 4.59%, 5/4/37	84,000	82,270
BNP Paribas SA, VRN, 4.92%, 1/15/34(6)	250,000	248,833
HSBC Holdings PLC, 6.50%, 9/15/37	156,000	169,047
Morgan Stanley, VRN, 5.30%, 4/20/37	167,000	169,784
Societe Generale SA, VRN, 4.45%, 4/12/30(6)	200,000	200,177
		1,188,577
Gas Utilities — 0.0%
Southern California Gas Co., 6.00%, 6/15/55	79,000	81,101
Ground Transportation — 0.1%
Burlington Northern Santa Fe LLC, 5.80%, 3/15/56	31,000	31,824
Fedex Freight Holding Co., Inc., 4.65%, 3/15/31(6)(7)	55,000	54,982
Fedex Freight Holding Co., Inc., 4.95%, 3/15/33(6)(7)	55,000	54,863
JB Hunt Transport Services, Inc., 4.90%, 3/15/30	167,000	170,841
Penske Truck Leasing Co. LP/PTL Finance Corp., 4.55%, 1/15/31(6)	115,000	114,803
Triton Container International Ltd./TAL International Container Corp., 5.15%, 2/15/33	115,000	114,545
XPO, Inc., 6.25%, 6/1/28(6)	167,000	170,206
		712,064
Health Care Providers and Services — 0.1%
Ascension Health, 4.92%, 11/15/35	96,000	96,109
Centene Corp., 2.45%, 7/15/28	183,000	172,281
CommonSpirit Health, 4.98%, 9/1/35	172,000	169,528
CommonSpirit Health, 5.66%, 9/1/55	87,000	84,560
CVS Health Corp., 6.00%, 6/1/44	83,000	83,251
CVS Health Corp., 5.875%, 6/1/53	87,000	84,017
CVS Health Corp., 6.00%, 6/1/63	87,000	83,673
Health Care Service Corp. A Mutual Legal Reserve Co., 5.875%, 6/15/54(6)	85,000	82,159
Sutter Health, 5.54%, 8/15/35	17,000	17,724
		873,302
Health Care REITs — 0.0%
National Health Investors, Inc., 5.35%, 2/1/33	171,000	171,315
Household Durables — 0.0%
Meritage Homes Corp., 5.125%, 6/6/27	160,000	161,201
Insurance — 0.1%
American National Global Funding, 5.55%, 1/28/30(6)	30,000	30,880
American National Global Funding, 4.875%, 1/23/31(6)	100,000	99,635
Athene Global Funding, 5.54%, 8/22/35(6)	75,000	75,242
Lincoln Financial Global Funding, 4.20%, 1/12/29(6)	110,000	109,932
NLG Global Funding, 5.40%, 1/23/30(6)	122,000	125,694
RGA Global Funding, 5.00%, 8/25/32(6)	167,000	168,610

Schedule of Investments - Strategic Allocation: Moderate Fund

	Shares/Principal Amount	Value
Western-Southern Global Funding, 4.25%, 1/29/29(6)	$60,000	$60,157
Willis North America, Inc., 4.55%, 3/15/31	115,000	114,997
		785,147
Interactive Media and Services — 0.0%
Meta Platforms, Inc., 5.625%, 11/15/55	87,000	82,840
IT Services — 0.0%
CDW LLC/CDW Finance Corp., 3.25%, 2/15/29	177,000	170,859
Life Sciences Tools and Services — 0.0%
Illumina, Inc., 4.75%, 12/12/30	172,000	173,856
Machinery — 0.1%
Caterpillar Financial Services Corp., 4.40%, 3/3/28	168,000	170,112
Cummins, Inc., 5.30%, 5/9/35	164,000	169,522
IDEX Corp., 4.95%, 9/1/29	165,000	168,540
Stanley Black & Decker, Inc., 2.30%, 3/15/30	186,000	171,149
		679,323
Media — 0.1%
Comcast Corp., 5.50%, 5/15/64	94,000	84,393
Cox Communications, Inc., 5.70%, 6/15/33(6)	170,000	171,618
Paramount Global, 4.95%, 1/15/31	116,000	111,016
		367,027
Metals and Mining — 0.1%
Barrick North America Finance LLC, 5.70%, 5/30/41	83,000	84,575
BHP Billiton Finance USA Ltd., 5.75%, 9/5/55	81,000	82,963
Glencore Funding LLC, 5.19%, 4/1/30(6)	166,000	170,958
Rio Tinto Finance USA PLC, 5.875%, 3/14/65	81,000	83,163
		421,659
Oil, Gas and Consumable Fuels — 0.3%
Antero Resources Corp., 7.625%, 2/1/29(6)	108,000	109,715
Continental Resources, Inc., 4.375%, 1/15/28	169,000	169,272
Devon Energy Corp., 5.75%, 9/15/54	91,000	86,514
Energy Transfer LP, 5.35%, 1/15/36	70,000	69,951
Energy Transfer LP, 6.20%, 4/1/55	85,000	84,125
Energy Transfer LP, 6.30%, 1/15/56	70,000	70,026
MPLX LP, 6.20%, 9/15/55	83,000	83,078
Petroleos Mexicanos, 5.95%, 1/28/31	413,000	403,161
Plains All American Pipeline LP, 5.95%, 6/15/35	77,000	80,322
Plains All American Pipeline LP/PAA Finance Corp., 5.60%, 1/15/36	167,000	169,508
Shell Finance U.S., Inc., 4.00%, 5/10/46	105,000	85,168
Targa Resources Corp., 5.40%, 7/30/36	113,000	113,239
TotalEnergies Capital SA, 5.43%, 9/10/64	89,000	83,877
Western Midstream Operating LP, 5.30%, 3/1/48	96,000	83,707
Woodside Finance Ltd., 6.00%, 5/19/35	165,000	171,702
		1,863,365
Passenger Airlines — 0.1%
American Airlines, Inc./AAdvantage Loyalty IP Ltd., 5.50%, 4/20/26(6)	50	50
Southwest Airlines Co., 2.625%, 2/10/30	184,000	171,309
Southwest Airlines Co., 5.25%, 11/15/35	70,000	68,547
United Airlines, Inc., 4.625%, 4/15/29(6)	171,000	170,923
		410,829
Personal Care Products — 0.0%
Coty, Inc./HFC Prestige Products, Inc./HFC Prestige International U.S. LLC, 6.625%, 7/15/30(6)	162,000	166,271

Schedule of Investments - Strategic Allocation: Moderate Fund

	Shares/Principal Amount	Value
Pharmaceuticals — 0.1%
McKesson Corp., 4.65%, 5/30/30	$169,000	$171,782
Merck & Co., Inc., 5.70%, 9/15/55	82,000	82,393
Novartis Capital Corp., 4.60%, 11/5/35	172,000	170,357
Novartis Capital Corp., 5.30%, 11/5/55	86,000	83,180
Pfizer Investment Enterprises Pte. Ltd., 5.34%, 5/19/63	91,000	84,709
Viatris, Inc., 2.30%, 6/22/27	176,000	171,436
Viatris, Inc., 2.70%, 6/22/30	90,000	82,492
		846,349
Real Estate Management and Development — 0.0%
Jones Lang LaSalle, Inc., 6.875%, 12/1/28	133,000	142,027
Semiconductors and Semiconductor Equipment — 0.1%
Applied Materials, Inc., 1.75%, 6/1/30	190,000	172,070
Intel Corp., 4.80%, 10/1/41	93,000	83,512
KLA Corp., 4.65%, 7/15/32	73,000	74,118
KLA Corp., 5.25%, 7/15/62	88,000	81,919
Qorvo, Inc., 4.375%, 10/15/29	173,000	170,525
QUALCOMM, Inc., 5.00%, 5/20/35	169,000	171,005
		753,149
Software — 0.1%
Cadence Design Systems, Inc., 4.30%, 9/10/29	170,000	171,121
Oracle Corp., 6.15%, 11/9/29	162,000	169,004
Oracle Corp., 4.30%, 7/8/34	99,000	89,446
Oracle Corp., 5.375%, 9/27/54	98,000	78,803
		508,374
Specialty Retail — 0.0%
Genuine Parts Co., 4.95%, 8/15/29	166,000	168,729
Genuine Parts Co., 2.75%, 2/1/32	71,000	63,013
		231,742
Tobacco — 0.0%
BAT Capital Corp., 7.08%, 8/2/53	72,000	81,508
Transportation Infrastructure — 0.0%
FedEx Corp., 3.25%, 5/15/41	114,000	87,842
FedEx Corp., 4.10%, 2/1/45	105,000	84,650
		172,492
Wireless Telecommunication Services — 0.0%
T-Mobile USA, Inc., 5.85%, 2/15/56	80,000	78,944
TOTAL CORPORATE BONDS (Cost $24,830,526)		24,850,428
COLLATERALIZED MORTGAGE OBLIGATIONS — 1.7%
Private Sponsor Collateralized Mortgage Obligations — 1.7%
ABN AMRO Mortgage Corp., Series 2003-4, Class A4, 5.50%, 3/25/33	1,570	1,578
BRAVO Residential Funding Trust, Series 2024-NQM5, Class A3, 6.16%, 6/25/64(6)	384,800	389,183
Chase Home Lending Mortgage Trust, Series 2025-10, Class A4A, VRN, 5.50%, 7/25/56(6)	725,812	733,361
Chase Home Lending Mortgage Trust, Series 2025-8, Class A4, SEQ, VRN, 6.00%, 6/25/56(6)	1,055,326	1,068,803
Ellington Financial Mortgage Trust, Series 2022-4, Class A3, 5.90%, 9/25/67(6)	260,204	260,641
GS Mortgage-Backed Securities Trust, Series 2024-PJ1, Class A15, VRN, 6.00%, 6/25/54(6)	242,599	244,249
GS Mortgage-Backed Securities Trust, Series 2025-PJ5, Class A5, VRN, 5.50%, 10/25/55(6)	458,247	460,815
GS Mortgage-Backed Securities Trust, Series 2025-PJ6, Class A4, SEQ, VRN, 6.00%, 11/25/55(6)	486,916	494,937
JP Morgan Mortgage Trust, Series 2024-1, Class A4, SEQ, VRN, 6.00%, 6/25/54(6)	397,713	400,384
JP Morgan Mortgage Trust, Series 2024-12, Class A4, VRN, 6.00%, 6/25/55(6)	425,595	429,586
JP Morgan Mortgage Trust, Series 2024-12, Class A9, VRN, 6.15%, 6/25/55(6)	423,136	430,446

Schedule of Investments - Strategic Allocation: Moderate Fund

	Shares/Principal Amount	Value
JP Morgan Mortgage Trust, Series 2024-2, Class A3, VRN, 6.00%, 8/25/54(6)	$326,680	$330,323
JP Morgan Mortgage Trust, Series 2024-6, Class A9A, VRN, 6.00%, 12/25/54(6)	633,235	640,701
JP Morgan Mortgage Trust, Series 2025-NQM1, Class A3, 5.97%, 6/25/65(6)	332,654	336,291
OBX Trust, Series 2025-J3, Class A5, SEQ, VRN, 5.00%, 10/25/55(6)	575,391	574,140
OBX Trust, Series 2025-NQM15, Class A1B, 5.14%, 7/27/65(6)	852,248	857,976
PRKCM Trust, Series 2025-AFC1, Class A1B, 5.10%, 10/25/60(6)	1,103,191	1,108,095
Provident Funding Mortgage Trust, Series 2025-2, Class A4, SEQ, VRN, 5.50%, 6/25/55(6)	559,441	563,933
PRPM Trust, Series 2022-NQM1, Class A3, 5.50%, 8/25/67(6)	781,225	779,320
Radian Mortgage Capital Trust, Series 2025-J2, Class A15, VRN, 5.50%, 11/25/55(6)	852,874	857,804
Rate Mortgage Trust, Series 2025-J1, Class A4, VRN, 6.00%, 3/25/55(6)	839,733	853,613
Sequoia Mortgage Trust, Series 2023-4, Class A10, SEQ, VRN, 5.80%, 11/25/53(6)	184,714	184,805
Sequoia Mortgage Trust, Series 2024-2, Class A4, VRN, 6.00%, 3/25/54(6)	448,265	452,892
Sequoia Mortgage Trust, Series 2024-6, Class A11, SEQ, VRN, 6.00%, 7/27/54(6)	435,626	438,363
SoFi Mortgage Trust, Series 2016-1A, Class 1A4, SEQ, VRN, 3.00%, 11/25/46(6)	22,382	20,307
		12,912,546
U.S. Government Agency Collateralized Mortgage Obligations — 0.0%
FNMA, Series 2024-R01, Class 1M1, VRN, 4.75%, (30-day average SOFR plus 1.05%), 1/25/44(6)	198,899	199,166
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $13,044,322)		13,111,712
ASSET-BACKED SECURITIES — 0.7%
ACM Auto Trust, Series 2025-2A, Class B, 7.25%, 2/20/32(6)	524,000	530,845
ACM Auto Trust, Series 2025-3A, Class B, 6.08%, 7/20/32(6)	478,000	477,101
Blackbird Capital II Aircraft Lease Ltd., Series 2021-1A, Class A, SEQ, 2.44%, 7/15/46(6)	265,732	254,285
Elara HGV Timeshare Issuer LLC, Series 2025-A, Class A, SEQ, 4.54%, 1/25/40(6)	951,334	951,710
JP Morgan Mortgage Trust, Series 2025-CES5, Class A1A, 5.14%, 2/25/56(6)	990,411	998,345
JP Morgan Mortgage Trust, Series 2025-CES5, Class A1B, 5.24%, 2/25/56(6)	1,037,574	1,045,870
Lendbuzz Securitization Trust, Series 2026-1A, Class C, 5.74%, 9/15/31(6)	470,000	469,959
Pagaya AI Debt Grantor Trust, Series 2025-6, Class B, 4.88%, 4/15/33(6)	407,321	406,484
USQ Rail I LLC, Series 2021-2A, Class B, SEQ, 2.98%, 2/28/51(6)	399,000	378,060
TOTAL ASSET-BACKED SECURITIES (Cost $5,503,736)		5,512,659
COMMERCIAL MORTGAGE-BACKED SECURITIES — 0.4%
BX Trust, Series 2023-LIFE, Class A, SEQ, 5.05%, 2/15/28(6)	762,000	755,841
Credit Suisse Mortgage Trust, Series 2021-BHAR, Class A, VRN, 4.95%, (1-month SOFR plus 1.26%), 11/15/38(6)	706,000	701,569
DBSG Mortgage Trust, Series 2024-ALTA, Class A, SEQ, VRN, 5.95%, 6/10/37(6)	706,000	716,941
NJ Trust, Series 2023-GSP, Class A, SEQ, VRN, 6.48%, 1/6/29(6)	705,000	740,809
WB Commercial Mortgage Trust, Series 2024-HQ, Class A, SEQ, VRN, 6.13%, 3/15/40(6)	564,000	565,570
TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (Cost $3,470,882)		3,480,730
MUNICIPAL SECURITIES — 0.3%
New Jersey Turnpike Authority Rev., 7.10%, 1/1/41	140,000	161,961
New York City GO, 4.06%, 8/1/26	2,000,000	2,001,741
New York City GO, 6.27%, 12/1/37	40,000	42,953
Regents of the University of California Medical Center Pooled Rev., 3.26%, 5/15/60	175,000	113,605
Texas Natural Gas Securitization Finance Corp. Rev., SEQ, 5.17%, 4/1/41	45,000	45,682
TOTAL MUNICIPAL SECURITIES (Cost $2,408,971)		2,365,942
EXCHANGE-TRADED FUNDS — 0.1%
iShares Core S&P 500 ETF	490	340,565
iShares MSCI EAFE Small-Cap ETF(3)	885	72,366
TOTAL EXCHANGE-TRADED FUNDS (Cost $401,117)		412,931

Schedule of Investments - Strategic Allocation: Moderate Fund

	Shares/Principal Amount	Value
PREFERRED SECURITIES — 0.0%
Oil, Gas and Consumable Fuels — 0.0%
BP Capital Markets PLC, 6.45% (Cost $168,825)	159,000	$169,066
RIGHTS — 0.0%
Biotechnology — 0.0%
Akero Therapeutics, Inc.(2) (Cost $822)	1,264	822
SHORT-TERM INVESTMENTS — 6.6%
Commercial Paper(8) — 2.7%
Brigantine Funding Co. LLC, 4.07%, 2/5/26(6)	$1,500,000	1,499,073
Chesham Finance Ltd./Chesham Finance LLC, VRDN, 3.66%, (SOFR plus 0.01%), 2/2/26(6)	500,000	499,977
Endeavour Funding Co. LLC, 4.03%, 4/10/26 (LOC: HSBC Bank PLC)(6)	2,750,000	2,730,002
HQLA Funding LLC, Series SARA, VRN, 3.97%, (SOFR plus 0.32%), 7/9/26(6)	250,000	249,978
Intrepid Funding Co. LLC, 4.37%, 2/12/26 (LOC: Goldman Sachs International)(6)	4,700,000	4,693,732
Ionic Funding LLC, 4.24%, 2/4/26 (LOC: Bank of America N.A.)(6)	1,750,000	1,749,097
Ionic Funding LLC, VRN, 3.89%, (SOFR plus 0.24%), 2/4/26(6)	1,500,000	1,499,976
Ionic Funding LLC, Series IIA, 3.94%, 5/22/26(6)	2,500,000	2,470,445
Ionic Funding LLC, Series MCIA, 3.95%, 4/27/26(6)	2,000,000	1,981,778
Overwatch Alpha Funding LLC, 3.76%, 2/2/26(6)	2,250,000	2,249,312
Overwatch Bravo Funding LLC, 3.87%, 2/13/26(6)	1,500,000	1,497,845
		21,121,215
Money Market Funds — 3.5%
State Street Institutional U.S. Government Money Market Fund, Premier Class	13,754,040	13,754,040
State Street Navigator Securities Lending Government Money Market Portfolio(9)	13,099,329	13,099,329
		26,853,369
Treasury Bills(8) — 0.4%
U.S. Treasury Bills, 3.72%, 3/3/26	$1,000,000	997,086
U.S. Treasury Bills, 3.66%, 3/19/26	1,000,000	995,475
U.S. Treasury Bills, 3.64%, 3/26/26	1,250,000	1,243,461
		3,236,022
TOTAL SHORT-TERM INVESTMENTS (Cost $51,212,699)		51,210,606
TOTAL INVESTMENT SECURITIES — 102.1% (Cost $611,986,787)		793,587,651
OTHER ASSETS AND LIABILITIES — (2.1)%		(15,985,949)
TOTAL NET ASSETS — 100.0%		$777,601,702

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	620,722	AUD	932,890	Morgan Stanley & Co. LLC	3/18/26	$(28,828)
USD	1,373,967	AUD	2,073,731	UBS AG	3/18/26	(69,925)
CAD	15,008	USD	10,957	Citibank NA	3/27/26	90
CAD	19,569	USD	14,259	Citibank NA	3/27/26	145
CAD	13,045	USD	9,510	Citibank NA	3/27/26	92
CAD	3,062	USD	2,236	Citibank NA	3/27/26	18
CAD	3,845	USD	2,796	Citibank NA	3/27/26	34
CAD	6,672	USD	4,877	Citibank NA	3/27/26	34
USD	491,694	CAD	673,928	Morgan Stanley & Co. LLC	3/18/26	(4,164)
USD	129,540	CAD	177,556	Citibank NA	3/27/26	(1,151)
USD	3,035	CAD	4,189	Citibank NA	3/27/26	(48)
EUR	3,624	USD	4,264	Goldman Sachs & Co. LLC	3/27/26	42

Schedule of Investments - Strategic Allocation: Moderate Fund

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
EUR	4,036	USD	4,763	Morgan Stanley & Co. LLC	3/27/26	$33
EUR	4,323	USD	5,090	Morgan Stanley & Co. LLC	3/27/26	47
EUR	5,023	USD	5,862	Morgan Stanley & Co. LLC	3/27/26	107
USD	4,744,551	EUR	4,013,973	Citibank NA	3/18/26	(23,057)
USD	1,211,771	EUR	1,032,579	JPMorgan Chase Bank NA	3/18/26	(14,677)
USD	699,488	EUR	597,846	Morgan Stanley & Co. LLC	3/18/26	(10,606)
USD	174,528	EUR	149,325	Morgan Stanley & Co. LLC	3/18/26	(2,833)
USD	232,705	EUR	199,100	Morgan Stanley & Co. LLC	3/18/26	(3,777)
USD	34,714	EUR	29,391	Citibank NA	3/27/26	(211)
USD	373,801	EUR	316,491	Citibank NA	3/27/26	(2,271)
USD	46,027	EUR	38,941	Citibank NA	3/27/26	(246)
USD	34,729	EUR	29,391	Goldman Sachs & Co. LLC	3/27/26	(195)
USD	373,968	EUR	316,491	Goldman Sachs & Co. LLC	3/27/26	(2,105)
USD	92,258	EUR	78,110	Goldman Sachs & Co. LLC	3/27/26	(557)
USD	4,073	EUR	3,449	Goldman Sachs & Co. LLC	3/27/26	(25)
USD	12,444	EUR	10,583	Goldman Sachs & Co. LLC	3/27/26	(131)
USD	373,530	EUR	316,491	Morgan Stanley & Co. LLC	3/27/26	(2,542)
USD	34,688	EUR	29,391	Morgan Stanley & Co. LLC	3/27/26	(236)
USD	40,668	EUR	34,373	Morgan Stanley & Co. LLC	3/27/26	(175)
USD	54,667	EUR	46,416	Morgan Stanley & Co. LLC	3/27/26	(488)
USD	9,810	EUR	8,359	Morgan Stanley & Co. LLC	3/27/26	(123)
USD	10,040	EUR	8,572	Morgan Stanley & Co. LLC	3/27/26	(146)
USD	51,570	EUR	44,029	Morgan Stanley & Co. LLC	3/27/26	(748)
USD	9,855	EUR	8,472	Morgan Stanley & Co. LLC	3/27/26	(212)
USD	9,388	EUR	7,847	Morgan Stanley & Co. LLC	3/27/26	64
USD	373,939	EUR	316,491	UBS AG	3/27/26	(2,133)
USD	34,726	EUR	29,391	UBS AG	3/27/26	(198)
USD	53,686	EUR	45,580	UBS AG	3/27/26	(475)
USD	5,063	EUR	4,298	UBS AG	3/27/26	(45)
GBP	24,019	USD	32,392	Bank of America NA	3/27/26	472
GBP	16,251	USD	21,846	Bank of America NA	3/27/26	390
GBP	13,589	USD	18,633	Goldman Sachs & Co. LLC	3/27/26	(39)
GBP	48,119	USD	64,355	JPMorgan Chase Bank NA	3/27/26	1,485
GBP	20,704	USD	27,871	JPMorgan Chase Bank NA	3/27/26	457
USD	5,784	GBP	4,298	Bank of America NA	3/27/26	(97)
USD	300,563	GBP	224,549	Citibank NA	3/27/26	(6,678)
USD	300,444	GBP	224,549	Goldman Sachs & Co. LLC	3/27/26	(6,796)
USD	300,486	GBP	224,549	JPMorgan Chase Bank NA	3/27/26	(6,754)
USD	241,141	IDR	4,034,549,419	Goldman Sachs & Co. LLC	3/25/26	900
USD	1,250,241	JPY	192,142,586	Morgan Stanley & Co. LLC	3/18/26	4,107
USD	122,506	JPY	19,290,107	UBS AG	3/18/26	(2,599)
USD	2,237,787	MXN	39,323,098	Bank of America NA	3/18/26	(3,603)
USD	374,332	MYR	1,535,661	Goldman Sachs & Co. LLC	3/18/26	(15,779)
USD	1,579,141	NOK	15,202,878	Morgan Stanley & Co. LLC	3/18/26	845
USD	3,048,802	NZD	5,236,108	Morgan Stanley & Co. LLC	3/18/26	(108,883)
USD	1,846,104	NZD	3,178,024	Morgan Stanley & Co. LLC	3/18/26	(70,433)
USD	805,937	PLN	2,926,874	Morgan Stanley & Co. LLC	3/18/26	(17,762)
USD	408,879	ZAR	6,997,554	Goldman Sachs & Co. LLC	3/18/26	(22,936)
						$(425,325)

Schedule of Investments - Strategic Allocation: Moderate Fund

FUTURES CONTRACTS PURCHASED
Reference Entity	Contracts	Expiration Date	Notional Amount	Unrealized Appreciation (Depreciation)^
Australian 10-Year Government Bonds	21	March 2026	$1,596,166	$(10,391)
Canadian 10-Year Government Bonds	19	March 2026	1,689,509	(16,096)
Euro-BTP Italian Government 10-Year Bonds	16	March 2026	2,296,923	8,128
Euro-Bund 10-Year Bonds	29	March 2026	4,405,861	934
Euro-OAT 10-Year Bonds	21	March 2026	3,035,123	19,629
Japanese 10-Year Government Bonds	4	March 2026	3,401,654	(49,393)
Japanese 10-Year Mini Government Bonds	9	March 2026	765,256	(11,195)
Korean Treasury 10-Year Bonds	13	March 2026	1,002,050	(15,534)
U.K. Gilt 10-Year Bonds	16	March 2026	1,989,034	3,373
U.S. Treasury Long Bonds	18	March 2026	2,072,250	(6,910)
U.S. Treasury Ultra Bonds	8	March 2026	939,500	(3,088)
			$23,193,326	$(80,543)
^Amount represents value and unrealized appreciation (depreciation).

FUTURES CONTRACTS SOLD
Reference Entity	Contracts	Expiration Date	Notional Amount	Unrealized Appreciation (Depreciation)^
U.S. Treasury 2-Year Notes	70	March 2026	$14,594,453	$12,660
U.S. Treasury 10-Year Notes	5	March 2026	559,141	1,334
U.S. Treasury 10-Year Ultra Notes	9	March 2026	1,027,406	1,530
			$16,181,000	$15,524
^Amount represents value and unrealized appreciation (depreciation).

CENTRALLY CLEARED CREDIT DEFAULT SWAP AGREEMENTS
Reference Entity	Type‡	Fixed Rate Received (Paid) Quarterly	Termination Date	Notional Amount	Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Value^
Markit CDX North America High Yield Index Series 45	Sell	5.00%	12/20/30	$10,494,000	$721,221	$219,534	$940,755
Markit iTraxx Europe Crossover Index Series 43	Sell	5.00%	6/20/30	EUR 2,762,648	270,424	108,791	379,215
Markit iTraxx Europe Senior Financial Index Series 44	Sell	1.00%	12/20/30	EUR 3,500,000	73,930	19,155	93,085
					$1,065,575	$347,480	$1,413,055
‡The maximum potential amount the fund could be required to deliver as a seller of credit protection if a credit event occurs as defined under the terms of the agreement is the notional amount. The maximum potential amount may be partially offset by any recovery values of the reference entities and upfront payments received upon entering into the agreement.
^The value for credit default swap agreements serves as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability or profit at the period end. Increasing values in absolute terms when compared to the notional amount of the credit default swap agreement represent a deterioration of the referenced entity's credit soundness and an increased likelihood or risk of a credit event occurring as defined in the agreement.

CENTRALLY CLEARED TOTAL RETURN SWAP AGREEMENTS
Floating Rate Index	Pay/Receive Floating Rate Index at Termination	Fixed Rate	Termination Date	Notional Amount	Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Value
CPURNSA	Receive	2.44%	12/10/30	$5,400,000	$518	$8,694	$9,212
CPURNSA	Receive	2.43%	12/11/30	$5,150,000	516	8,540	9,056
CPURNSA	Receive	2.52%	2/3/31	$2,500,000	515	160	675
					$1,549	$17,394	$18,943

Schedule of Investments - Strategic Allocation: Moderate Fund

NOTES TO SCHEDULE OF INVESTMENTS
ADR	–	American Depositary Receipt
AUD	–	Australian Dollar
CAD	–	Canadian Dollar
CDX	–	Credit Derivatives Indexes
CPURNSA	–	U.S. Consumer Price Index Urban Consumers Not Seasonally Adjusted Index
EUR	–	Euro
FHLMC	–	Federal Home Loan Mortgage Corp.
FNMA	–	Federal National Mortgage Association
GBP	–	British Pound
GDR	–	Global Depositary Receipt
GNMA	–	Government National Mortgage Association
GO	–	General Obligation
IDR	–	Indonesian Rupiah
JPY	–	Japanese Yen
LOC	–	Letter of Credit
MXN	–	Mexican Peso
MYR	–	Malaysian Ringgit
NOK	–	Norwegian Krone
NZD	–	New Zealand Dollar
PLN	–	Polish Zloty
SEQ	–	Sequential Payer
SOFR	–	Secured Overnight Financing Rate
TBA	–	To-Be-Announced. Security was purchased on a forward commitment basis with an approximate principal amount and maturity date. Actual principal amount and maturity date will be determined upon settlement.
TRY	–	Turkish Lira
UMBS	–	Uniform Mortgage-Backed Securities
USBMMY	–	U.S. Treasury Bill Money Market Yield
USD	–	United States Dollar
VRDN	–	Variable Rate Demand Note. The instrument may be payable upon demand and adjusts periodically based upon the terms set forth in the security's offering documents. The rate shown is effective at the period end and the reference rate and spread, if any, is indicated. The date of the demand feature is disclosed.
VRN	–	Variable Rate Note. The rate adjusts periodically based upon the terms set forth in the security’s offering documents. The rate shown is effective at the period end and the reference rate and spread, if any, is indicated. The security's effective maturity date may be shorter than the final maturity date shown.
ZAR	–	South African Rand
(1)Investments are funds within the American Century Investments family of funds and are considered affiliated funds.
(2)Non-income producing.
(3)Security, or a portion thereof, is on loan. At the period end, the aggregate value of securities on loan was $15,037,349. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(4)Security may be subject to resale, redemption or transferability restrictions.
(5)Security, or a portion thereof, has been pledged at the custodian bank or with a broker for collateral requirements on forward commitments, forward foreign currency exchange contracts, futures contracts and/or swap agreements. At the period end, the aggregate value of securities pledged was $2,220,661.
(6)Security was purchased pursuant to Rule 144A or Section 4(2) under the Securities Act of 1933 and may be sold in transactions exempt from registration, normally to qualified institutional investors. The aggregate value of these securities at the period end was $52,619,001, which represented 6.8% of total net assets.
(7)When-issued security. The issue price and yield are fixed on the date of the commitment, but payment and delivery are scheduled for a future date.
(8)The rate indicated is the yield to maturity at purchase for non-interest bearing securities. For interest bearing securities, the stated coupon rate is shown.
(9)Investment of cash collateral from securities on loan. At the period end, the aggregate value of the collateral held by the fund was $15,459,673, which includes securities collateral of $2,360,344.

Schedule of Investments - Strategic Allocation: Moderate Fund
AFFILIATED FUND TRANSACTIONS
A summary of transactions for each affiliated fund for the period ended January 31, 2026 follows (amounts in thousands):

Affiliated Fund(1)	Beginning Value	Purchase Cost	Sales Cost	Change in Net Unrealized Appreciation (Depreciation)	Ending Value	Ending Shares	Net Realized Gain (Loss)	Distributions Received(2)
American Century Diversified Corporate Bond ETF	$28,574	—	$3,236	$604	$25,942	547	$(265)	$675
American Century Focused Dynamic Growth ETF(3)	25,534	$2,428	1,180	1,708	28,490	225	1,029	—
American Century Focused Large Cap Value ETF	24,734	2,566	200	2,778	29,878	377	27	251
American Century Multisector Income ETF	35,630	—	—	390	36,020	813	—	1,015
American Century Quality Diversified International ETF	31,932	2,569	8,554	60	26,007	385	4,378	315
American Century Short Duration Strategic Income ETF	4,619	17,744	—	93	22,456	433	—	387
American Century U.S. Quality Growth ETF	35,503	13,823	634	824	49,516	440	2	50
American Century U.S. Quality Value ETF(4)	35,627	10,971	361	4,598	50,835	741	6	433
Avantis Emerging Markets Equity ETF	30,192	6,258	8,842	3,924	31,532	379	1,414	460
Avantis International Equity ETF(4)	23,193	5,029	6,040	3,892	26,074	300	339	287
Avantis International Small Cap Value ETF(4)	8,422	508	475	1,916	10,371	103	241	146
Avantis U.S. Equity ETF	43,502	2,925	3,683	4,336	47,080	407	1,062	251
Avantis U.S. Small Cap Value ETF	10,412	60	2,096	(3,202)	5,174	47	4,950	80
	$337,874	$64,881	$35,301	$21,921	$389,375	5,197	$13,183	$4,350
(1)Investments are funds within the American Century Investments family of funds and are considered affiliated funds. Additional information and attributes of each affiliated fund are available at americancentury.com or avantisinvestors.com.
(2)Distributions received includes distributions from net investment income and from capital gains, if any.
(3)Non-income producing.
(4)Security, or a portion thereof, is on loan.

Schedule of Investments - Strategic Allocation: Moderate Fund

FAIR VALUE MEASUREMENTS
The following is a summary of the fund’s valuation inputs as of period end.

	Level 1	Level 2	Level 3
Assets
Investment Securities
Affiliated Funds	$389,375,115	—	—
Common Stocks	132,365,589	$57,943,868	—
U.S. Treasury Securities	—	62,152,288	—
U.S. Government Agency Mortgage-Backed Securities	—	25,509,552	—
Sovereign Governments and Agencies	—	25,126,343	—
Corporate Bonds	—	24,850,428	—
Collateralized Mortgage Obligations	—	13,111,712	—
Asset-Backed Securities	—	5,512,659	—
Commercial Mortgage-Backed Securities	—	3,480,730	—
Municipal Securities	—	2,365,942	—
Exchange-Traded Funds	412,931	—	—
Preferred Securities	—	169,066	—
Rights	822	—	—
Short-Term Investments	26,853,369	24,357,237	—
	$549,007,826	$244,579,825	—
Other Financial Instruments
Futures Contracts	$15,524	$32,064	—
Swap Agreements	—	1,431,998	—
Forward Foreign Currency Exchange Contracts	—	9,362	—
	$15,524	$1,473,424	—

Liabilities
Other Financial Instruments
Futures Contracts	$9,998	$102,609	—
Forward Foreign Currency Exchange Contracts	—	434,687	—
	$9,998	$537,296	—

DERIVATIVE INSTRUMENTS
As of period end, the value of derivative instruments located on the Statement of Assets and Liabilities were as follows:

	Type of Risk Exposure
	Credit	Foreign Currency	Interest Rate	Other Contracts	Total
Asset Derivatives:
Receivable for variation margin on futures contracts*	—	—	$237,117	—	$237,117
Unrealized appreciation on forward foreign currency exchange contracts	—	$9,362	—	—	9,362
					$246,479
Liability Derivatives:
Payable for variation margin on futures contracts*	—	—	$199,208	—	$199,208
Payable for variation margin on swap agreements*	$3,589	—	—	$11,640	15,229
Unrealized depreciation on forward foreign currency exchange contracts	—	$434,687	—	—	434,687
					$649,124
*Included in the unrealized appreciation (depreciation) on futures contracts or centrally cleared swap agreements, as applicable, as reported in the Schedule of Investments.

Schedule of Investments - Strategic Allocation: Moderate Fund

The following is a summary of the effect of derivative instruments on the Statement of Operations for the period ended January 31, 2026.

	Type of Risk Exposure
	Credit	Foreign Currency	Interest Rate	Other Contracts	Total
Net realized gain (loss) on:
Forward foreign currency exchange transactions	—	$165,434	—	—	$165,434
Futures contract transactions	—	—	$135,775	—	135,775
Swap agreement transactions	$3,599	—	—	—	3,599
					$304,808
Change in net unrealized appreciation (depreciation) on:
Forward foreign currency exchange contracts	—	$(856,115)	—	—	$(856,115)
Futures contracts	—	—	$(75,431)	—	(75,431)
Swap agreements	$300,101	—	—	$17,394	317,495
					$(614,051)

See Notes to Financial Statements.

Schedule of Investments - Strategic Allocation: Aggressive Fund
JANUARY 31, 2026 (UNAUDITED)

	Shares/Principal Amount	Value
AFFILIATED FUNDS(1) — 58.2%
American Century Diversified Corporate Bond ETF	314,591	$14,928,916
American Century Focused Dynamic Growth ETF(2)	337,832	42,789,801
American Century Focused Large Cap Value ETF	567,891	44,954,252
American Century Multisector Income ETF	556,847	24,685,028
American Century Quality Diversified International ETF	531,245	35,869,662
American Century Short Duration Strategic Income ETF	243,416	12,618,686
American Century U.S. Quality Growth ETF(3)	422,676	47,601,771
American Century U.S. Quality Value ETF(3)	730,921	50,133,871
Avantis Emerging Markets Equity ETF(3)	513,815	42,728,855
Avantis International Equity ETF(3)	392,014	34,062,097
Avantis International Small Cap Value ETF	135,932	13,745,444
Avantis U.S. Equity ETF	464,375	53,714,256
Avantis U.S. Small Cap Value ETF	78,457	8,572,996
TOTAL AFFILIATED FUNDS (Cost $267,638,004)		426,405,635
COMMON STOCKS — 30.2%
Aerospace and Defense — 0.9%
AAR Corp.(2)	990	104,851
Airbus SE	2,449	560,698
Astronics Corp.(2)	1,250	94,688
ATI, Inc.(2)	886	106,586
Axon Enterprise, Inc.(2)	1,001	484,064
Babcock International Group PLC	9,499	187,286
Carpenter Technology Corp.	293	93,124
CSG NV(2)	4,759	172,363
Curtiss-Wright Corp.	866	568,694
Exosens SAS	2,513	160,984
HEICO Corp.	1,473	487,430
Hexcel Corp.	3,857	319,398
Howmet Aerospace, Inc.	6,406	1,332,960
Karman Holdings, Inc.(2)	803	83,351
L3Harris Technologies, Inc.	2,009	688,786
Rheinmetall AG	178	377,155
Rocket Lab Corp.(2)	5,776	462,484
		6,284,902
Air Freight and Logistics — 0.1%
Deutsche Post AG	7,343	410,683
FedEx Corp.	610	196,572
		607,255
Automobile Components — 0.2%
BorgWarner, Inc.	4,321	204,859
Cie Generale des Etablissements Michelin SCA	15,247	566,207
Continental AG	5,356	421,460
Gentex Corp.	10,044	231,112
JTEKT Corp.	14,200	167,671
Linamar Corp.	3,356	212,749
		1,804,058
Automobiles — 0.3%
Bayerische Motoren Werke AG	3,866	398,122
Ferrari NV	1,468	489,645

Schedule of Investments - Strategic Allocation: Aggressive Fund

	Shares/Principal Amount	Value
Kia Corp.	878	$93,422
Mercedes-Benz Group AG	5,830	398,447
Suzuki Motor Corp.	20,900	284,973
Tesla, Inc.(2)	1,774	763,547
		2,428,156
Banks — 1.9%
AIB Group PLC	30,741	343,627
AL Sydbank	1,260	114,111
Banco do Brasil SA	24,300	116,034
Banco Santander SA	25,437	324,781
Bancorp, Inc.(2)	1,227	72,933
Bank of America Corp.	12,753	678,460
Bankinter SA	5,603	95,643
Barclays PLC	93,795	625,994
BAWAG Group AG(2)	1,253	203,833
BNP Paribas SA	6,053	654,525
BPER Banca SpA	14,815	208,646
Coastal Financial Corp.(2)	496	47,507
Commerce Bancshares, Inc.	14,430	759,595
Erste Group Bank AG	4,018	522,376
First Hawaiian, Inc.	12,381	328,716
Hana Financial Group, Inc.	2,792	193,994
HDFC Bank Ltd.	26,433	267,271
Itau Unibanco Holding SA, Preference Shares	31,300	269,004
JPMorgan Chase & Co.	2,360	721,900
Lloyds Banking Group PLC	384,704	574,442
Mebuki Financial Group, Inc.(3)	30,400	229,343
NOBA Bank Group AB(2)	10,170	132,039
NU Holdings Ltd., Class A(2)	42,086	747,026
Prosperity Bancshares, Inc.	8,669	598,248
Rakuten Bank Ltd.(2)	11,400	545,583
Regions Financial Corp.	21,418	610,413
Societe Generale SA	17,121	1,500,304
Suruga Bank Ltd.	20,400	256,223
Triumph Financial, Inc.(2)	550	34,699
Truist Financial Corp.	10,590	544,538
U.S. Bancorp	10,607	595,159
United Overseas Bank Ltd.	14,600	440,031
Westamerica Bancorporation	4,265	215,724
Woori Financial Group, Inc.	5,527	115,619
		13,688,341
Beverages — 0.2%
Anheuser-Busch InBev SA	1,595	114,813
Celsius Holdings, Inc.(2)	897	47,074
Heineken NV(3)	8,801	726,519
Lifedrink Co., Inc.	5,800	60,820
PepsiCo, Inc.	2,336	358,880
Pernod Ricard SA	4,093	365,982
		1,674,088
Biotechnology — 0.5%
AbbVie, Inc.	2,025	451,595
ADMA Biologics, Inc.(2)	5,228	90,444

Schedule of Investments - Strategic Allocation: Aggressive Fund

	Shares/Principal Amount	Value
Alkermes PLC(2)	1,408	$47,717
Alnylam Pharmaceuticals, Inc.(2)	1,151	389,107
Arcellx, Inc.(2)	490	33,472
Arcutis Biotherapeutics, Inc.(2)	1,904	48,304
Argenx SE, ADR(2)	131	110,105
Bridgebio Pharma, Inc.(2)	1,379	106,555
Celldex Therapeutics, Inc.(2)	1,010	24,846
Centessa Pharmaceuticals PLC, ADR(2)	1,545	37,961
Cogent Biosciences, Inc.(2)	1,161	41,692
Cytokinetics, Inc.(2)	587	37,093
Evommune, Inc.(2)(3)	755	13,665
Gilead Sciences, Inc.	3,010	427,269
Grifols SA, Preference Shares	14,800	137,178
Insmed, Inc.(2)	2,396	375,861
Ionis Pharmaceuticals, Inc.(2)	531	43,898
Madrigal Pharmaceuticals, Inc.(2)	220	107,648
Mineralys Therapeutics, Inc.(2)	1,216	37,562
Natera, Inc.(2)	2,322	536,707
Newamsterdam Pharma Co. NV(2)	555	17,272
Nuvalent, Inc., Class A(2)	480	49,387
Praxis Precision Medicines, Inc.(2)	141	44,274
Protagonist Therapeutics, Inc.(2)	687	56,197
Revolution Medicines, Inc.(2)	564	54,680
Scholar Rock Holding Corp.(2)	934	41,414
Twist Bioscience Corp.(2)	704	28,913
UroGen Pharma Ltd.(2)	1,647	32,298
Vaxcyte, Inc.(2)	461	24,696
Vera Therapeutics, Inc.(2)	954	41,270
Vertex Pharmaceuticals, Inc.(2)	566	265,963
Viking Therapeutics, Inc.(2)(3)	7,013	203,658
Xenon Pharmaceuticals, Inc.(2)	896	36,745
		3,995,446
Broadline Retail — 0.5%
Alibaba Group Holding Ltd.	5,600	119,132
Alibaba Group Holding Ltd., ADR	4,677	793,032
Amazon.com, Inc.(2)	7,443	1,781,110
Coupang, Inc.(2)	13,157	265,245
Ollie's Bargain Outlet Holdings, Inc.(2)	289	31,880
Ryohin Keikaku Co. Ltd.	17,600	351,028
		3,341,427
Building Products — 0.3%
A.O. Smith Corp.	4,050	297,634
Fortune Brands Innovations, Inc.	935	50,584
Hayward Holdings, Inc.(2)	7,749	125,069
Johnson Controls International PLC	6,654	793,556
Masco Corp.	3,690	243,872
Munters Group AB	5,333	105,293
Trane Technologies PLC	899	378,101
Trex Co., Inc.(2)	1,666	69,006
Volution Group PLC	8,484	74,253
		2,137,368

Schedule of Investments - Strategic Allocation: Aggressive Fund

	Shares/Principal Amount	Value
Capital Markets — 1.0%
Ameriprise Financial, Inc.	575	$303,134
Ares Management Corp., Class A	3,700	553,779
Bank of New York Mellon Corp.	1,389	166,569
Blackrock, Inc.	275	307,708
Coinbase Global, Inc., Class A(2)	600	116,844
Etoro Group Ltd., Class A(2)	1,049	30,841
flatexDEGIRO SE	2,588	126,242
Goldman Sachs Group, Inc.	441	412,516
Hamilton Lane, Inc., Class A	557	78,671
HUB24 Ltd.	1,080	75,671
Intercontinental Exchange, Inc.	1,369	237,905
KKR & Co., Inc.	1,826	208,639
London Stock Exchange Group PLC	4,414	492,347
LPL Financial Holdings, Inc.	1,777	647,716
Miami International Holdings, Inc.(2)	1,225	51,119
Morgan Stanley	1,971	360,299
MSCI, Inc.	274	166,926
Northern Trust Corp.	4,271	638,215
P10, Inc., Class A(3)	3,536	38,118
Piper Sandler Cos.	177	61,304
Raymond James Financial, Inc.	514	85,252
S&P Global, Inc.	940	496,122
St. James's Place PLC	8,915	186,193
T. Rowe Price Group, Inc.	2,945	311,228
TPG, Inc.	6,482	381,855
XP, Inc., Class A	28,011	546,495
		7,081,708
Chemicals — 0.4%
Arkema SA	5,996	361,091
Axalta Coating Systems Ltd.(2)	6,981	234,422
Chugoku Marine Paints Ltd.	4,100	115,636
Ecolab, Inc.	1,040	293,270
Element Solutions, Inc.	2,499	72,721
Linde PLC	1,002	457,884
Novonesis Novozymes B, Class B	6,334	388,107
PPG Industries, Inc.	2,764	319,601
Resonac Holdings Corp.(3)	3,000	174,225
Tokyo Ohka Kogyo Co. Ltd.	3,900	184,086
		2,601,043
Commercial Services and Supplies — 0.2%
ABM Industries, Inc.	4,054	186,646
Boyd Group, Inc.	712	116,694
Daiei Kankyo Co. Ltd.	3,100	81,764
Mitie Group PLC	66,130	151,178
OPENLANE, Inc.(2)	3,426	102,917
Park24 Co. Ltd.	7,700	107,305
Republic Services, Inc.	1,812	389,743
		1,136,247
Communications Equipment — 0.1%
Ciena Corp.(2)	1,083	272,710
F5, Inc.(2)	1,490	410,659

Schedule of Investments - Strategic Allocation: Aggressive Fund

	Shares/Principal Amount	Value
Motorola Solutions, Inc.	861	$346,587
		1,029,956
Construction and Engineering — 0.3%
Argan, Inc.	217	75,323
Balfour Beatty PLC	14,936	146,258
Construction Partners, Inc., Class A(2)	1,193	131,087
Eiffage SA	772	114,493
EMCOR Group, Inc.	1,081	779,109
INFRONEER Holdings, Inc.	9,400	140,789
Kinden Corp.	1,400	61,950
Kumagai Gumi Co. Ltd.(3)	15,400	172,836
Sterling Infrastructure, Inc.(2)	402	143,880
Ventia Services Group Pty. Ltd.	40,870	163,683
		1,929,408
Construction Materials — 0.2%
Amrize Ltd.(2)	5,926	311,826
CRH PLC	2,136	261,468
SigmaRoc PLC(2)	36,679	71,990
Titan America SA(2)	3,268	56,732
Vulcan Materials Co.	2,115	635,642
		1,337,658
Consumer Finance — 0.1%
American Express Co.	1,293	455,356
Dave, Inc.(2)	405	66,294
Enova International, Inc.(2)	199	32,869
Zip Co. Ltd.(2)(3)	49,343	91,031
		645,550
Consumer Staples Distribution & Retail — 0.4%
BGF retail Co. Ltd.	4,650	391,601
Casey's General Stores, Inc.	782	474,283
Costco Wholesale Corp.	341	320,625
Koninklijke Ahold Delhaize NV	13,538	529,338
PriceSmart, Inc.	390	55,462
Sprouts Farmers Market, Inc.(2)	1,827	129,553
Sysco Corp.	9,229	773,852
Target Corp.	1,526	160,947
Tsuruha Holdings, Inc.(3)	6,400	101,982
		2,937,643
Containers and Packaging — 0.2%
Ball Corp.	3,787	215,367
Graphic Packaging Holding Co.	21,548	315,678
Packaging Corp. of America	3,116	693,466
Rengo Co. Ltd.	16,200	138,781
Verallia SA	12,307	322,171
		1,685,463
Distributors — 0.0%
Pool Corp.	1,092	277,466
Diversified Consumer Services — 0.0%
Bright Horizons Family Solutions, Inc.(2)	1,165	107,914
Coursera, Inc.(2)	350	2,121
Duolingo, Inc.(2)	559	74,939

Schedule of Investments - Strategic Allocation: Aggressive Fund

	Shares/Principal Amount	Value
OneSpaWorld Holdings Ltd.	2,009	$39,477
		224,451
Diversified REITs — 0.4%
British Land Co. PLC	62,021	353,763
Broadstone Net Lease, Inc.	20,976	388,266
CapitaLand Integrated Commercial Trust	218,200	409,649
Charter Hall Group	22,161	352,919
Essential Properties Realty Trust, Inc.	10,883	330,408
Merlin Properties Socimi SA	17,108	254,622
Stockland	25,995	97,263
WP Carey, Inc.	6,400	446,400
		2,633,290
Diversified Telecommunication Services — 0.2%
Bezeq The Israeli Telecommunication Corp. Ltd.	63,048	161,919
Globalstar, Inc.(2)	819	50,467
Orange SA	6,119	113,752
Telkom Indonesia Persero Tbk. PT	3,042,800	650,429
Verizon Communications, Inc.	3,382	150,567
		1,127,134
Electric Utilities — 0.5%
Duke Energy Corp.	3,138	380,796
Evergy, Inc.	8,670	665,249
Eversource Energy	5,779	399,502
Iberdrola SA	36,166	813,111
NextEra Energy, Inc.	9,240	812,196
Oklo, Inc.(2)	324	25,797
PPL Corp.	6,950	251,938
Xcel Energy, Inc.	8,597	653,888
		4,002,477
Electrical Equipment — 0.5%
Accelleron Industries AG	1,084	103,833
Eaton Corp. PLC	976	342,986
GE Vernova, Inc.	350	254,230
Hubbell, Inc.	463	225,916
Nexans SA	278	43,788
Regal Rexnord Corp.	421	67,992
Schneider Electric SE	2,301	659,701
Sensata Technologies Holding PLC	6,894	238,463
Siemens Energy AG(2)	3,930	669,594
Sinfonia Technology Co. Ltd.	2,200	148,887
SWCC Corp.	500	37,266
Vertiv Holdings Co., Class A	5,590	1,040,746
		3,833,402
Electronic Equipment, Instruments and Components — 0.2%
Alps Alpine Co. Ltd.	10,200	133,599
CDW Corp.	2,071	261,754
Cognex Corp.	1,128	43,699
Coherent Corp.(2)	1,124	238,490
Fabrinet(2)	195	95,441
Itron, Inc.(2)	351	34,777
Koa Corp.	8,500	85,654
Lagercrantz Group AB, B Shares	1,690	37,029

Schedule of Investments - Strategic Allocation: Aggressive Fund

	Shares/Principal Amount	Value
Littelfuse, Inc.	207	$67,018
Maruwa Co. Ltd.	400	122,983
Mirion Technologies, Inc., Class A(2)	2,556	63,491
Novanta, Inc.(2)	728	97,945
Plexus Corp.(2)	807	160,859
Ralliant Corp.	5,241	277,616
TE Connectivity PLC	546	121,638
		1,841,993
Energy Equipment and Services — 0.2%
Baker Hughes Co.	13,984	783,664
DOF Group ASA	11,752	137,546
Expro Group Holdings NV(2)	2,231	35,718
SBM Offshore NV	2,357	84,664
SLB Ltd.	8,064	390,136
Subsea 7 SA	3,661	93,583
TechnipFMC PLC	1,139	63,465
Tecnicas Reunidas SA(2)	3,654	138,357
		1,727,133
Entertainment — 0.2%
Liberty Media Corp.-Liberty Formula One, Class C(2)	772	67,179
Netflix, Inc.(2)	3,860	322,271
ROBLOX Corp., Class A(2)	10,144	667,070
Spotify Technology SA(2)	1,083	541,879
		1,598,399
Financial Services — 0.4%
Adyen NV(2)	351	520,478
Affirm Holdings, Inc.(2)	5,283	318,565
Banco Latinoamericano de Comercio Exterior SA	1,006	48,761
Chime Financial, Inc., Class A(2)(3)	2,631	66,880
Corpay, Inc.(2)	1,983	623,911
GMO Payment Gateway, Inc.(3)	1,900	109,736
Mastercard, Inc., Class A	1,479	796,870
Toast, Inc., Class A(2)	7,023	218,486
Visa, Inc., Class A	1,249	401,966
		3,105,653
Food Products — 0.1%
Conagra Brands, Inc.	15,430	285,609
Cranswick PLC	981	70,810
General Mills, Inc.	2,189	101,263
Greencore Group PLC	18,126	71,685
Magnum Ice Cream Co. NV(2)	10,385	184,574
Mondelez International, Inc., Class A	3,441	201,195
Vital Farms, Inc.(2)	1,271	36,160
		951,296
Gas Utilities — 0.1%
Nippon Gas Co. Ltd.	3,000	56,895
ONE Gas, Inc.	7,219	574,344
Spire, Inc.	4,355	367,954
		999,193
Ground Transportation — 0.2%
CSX Corp.	17,262	651,813
Norfolk Southern Corp.	1,484	432,200

Schedule of Investments - Strategic Allocation: Aggressive Fund

	Shares/Principal Amount	Value
Uber Technologies, Inc.(2)	2,590	$207,330
Union Pacific Corp.	957	224,991
XPO, Inc.(2)	1,459	216,092
		1,732,426
Health Care Equipment and Supplies — 1.0%
Alphatec Holdings, Inc.(2)	8,167	121,117
Becton Dickinson & Co.	3,333	678,199
Dexcom, Inc.(2)	12,257	895,251
Envista Holdings Corp.(2)	14,150	332,101
EssilorLuxottica SA	1,685	515,098
GE HealthCare Technologies, Inc.	13,122	1,036,244
IDEXX Laboratories, Inc.(2)	862	577,937
Insulet Corp.(2)	3,056	781,755
Intuitive Surgical, Inc.(2)	438	220,848
Medtronic PLC	3,451	355,315
SI-BONE, Inc.(2)	3,504	58,096
Terumo Corp.	35,000	457,844
UFP Technologies, Inc.(2)	282	70,821
Zimmer Biomet Holdings, Inc.	12,005	1,045,275
		7,145,901
Health Care Providers and Services — 0.7%
Cencora, Inc.	2,410	865,720
Chartwell Retirement Residences	34,609	513,931
Cigna Group	1,386	379,916
Encompass Health Corp.	783	74,017
Ensign Group, Inc.	504	86,517
Galenica AG	541	67,624
HealthEquity, Inc.(2)	961	82,329
Henry Schein, Inc.(2)	10,511	793,370
Labcorp Holdings, Inc.	2,574	698,892
Omada Health, Inc.(2)	2,076	31,036
PACS Group, Inc.(2)	883	29,810
Pediatrix Medical Group, Inc.(2)	2,030	43,401
Quest Diagnostics, Inc.	2,222	415,581
RadNet, Inc.(2)	814	57,061
Sienna Senior Living, Inc.(3)	4,313	67,182
Talkspace, Inc.(2)	414	1,673
U.S. Physical Therapy, Inc.	465	39,000
UnitedHealth Group, Inc.	788	226,101
Universal Health Services, Inc., Class B	1,822	366,696
		4,839,857
Health Care REITs — 0.7%
Aedifica SA	2,138	188,268
American Healthcare REIT, Inc.	7,321	343,428
CareTrust REIT, Inc.	11,240	419,702
Healthpeak Properties, Inc.	23,698	408,553
Omega Healthcare Investors, Inc.	6,917	303,518
Ventas, Inc.	13,376	1,038,914
Welltower, Inc.	13,272	2,499,914
		5,202,297
Health Care Technology — 0.1%
Phreesia, Inc.(2)	1,456	19,554

Schedule of Investments - Strategic Allocation: Aggressive Fund

	Shares/Principal Amount	Value
Veeva Systems, Inc., Class A(2)	2,947	$600,952
		620,506
Hotel & Resort REITs — 0.1%
Host Hotels & Resorts, Inc.	35,260	653,368
Hotels, Restaurants and Leisure — 0.9%
Airbnb, Inc., Class A(2)	652	84,349
Booking Holdings, Inc.	49	245,090
Chipotle Mexican Grill, Inc.(2)	3,208	124,695
DoorDash, Inc., Class A(2)	946	193,571
Expedia Group, Inc.	1,174	310,922
Flutter Entertainment PLC(2)	2,724	449,869
Fujita Kanko, Inc.(3)	2,000	32,236
Hilton Worldwide Holdings, Inc.	5,224	1,559,416
Life Time Group Holdings, Inc.(2)	2,853	83,222
Marriott International, Inc., Class A	1,055	332,642
Planet Fitness, Inc., Class A(2)	775	70,556
Royal Caribbean Cruises Ltd.	4,870	1,581,045
Scandic Hotels Group AB	12,101	120,922
Sodexo SA(3)	4,169	213,001
Viking Holdings Ltd.(2)	7,272	524,675
Whitbread PLC	10,963	409,231
Wingstop, Inc.	365	96,882
		6,432,324
Household Durables — 0.4%
Barratt Redrow PLC	70,483	375,303
De' Longhi SpA	2,230	98,582
Haseko Corp.	5,200	106,581
Mohawk Industries, Inc.(2)	3,306	391,364
Neinor Homes SA(2)	21,610	514,917
PulteGroup, Inc.	3,219	402,665
Sony Group Corp.	19,900	438,753
Sumitomo Forestry Co. Ltd.	6,400	69,391
Taylor Wimpey PLC	324,890	474,977
TopBuild Corp.(2)	946	442,775
		3,315,308
Household Products — 0.4%
Church & Dwight Co., Inc.	3,278	315,507
Colgate-Palmolive Co.	1,903	171,822
Henkel AG & Co. KGaA, Preference Shares	4,642	407,809
Kimberly-Clark Corp.	6,641	664,034
Procter & Gamble Co.	3,263	495,225
Reckitt Benckiser Group PLC	7,730	644,906
		2,699,303
Independent Power and Renewable Electricity Producers — 0.2%
Talen Energy Corp.(2)	240	83,606
TransAlta Corp.	6,209	79,343
Vistra Corp.	7,377	1,168,148
		1,331,097
Industrial Conglomerates — 0.0%
Honeywell International, Inc.	1,602	364,487
Industrial REITs — 0.6%
First Industrial Realty Trust, Inc.	7,427	430,989

Schedule of Investments - Strategic Allocation: Aggressive Fund

	Shares/Principal Amount	Value
GLP J-Reit	203	$186,607
Goodman Group(3)	34,911	741,638
Prologis, Inc.	19,630	2,562,893
Segro PLC	33,279	346,720
Tritax Big Box REIT PLC	61,011	138,490
		4,407,337
Insurance — 0.7%
Aegon Ltd.	37,257	292,634
AIA Group Ltd.	44,000	507,649
Allstate Corp.	1,093	217,496
Beazley PLC	8,024	124,657
Bowhead Specialty Holdings, Inc.(2)	1,718	42,194
Hanover Insurance Group, Inc.	951	165,607
HCI Group, Inc.	272	43,158
Intact Financial Corp.	1,576	286,936
Kinsale Capital Group, Inc.	124	49,089
Marsh & McLennan Cos., Inc.	3,791	713,429
MetLife, Inc.	4,094	322,935
Phoenix Financial Ltd.	3,579	173,716
Progressive Corp.	886	184,288
Prudential PLC	35,021	575,229
Reinsurance Group of America, Inc.	3,367	682,659
Storebrand ASA	12,411	217,191
Willis Towers Watson PLC	1,560	495,253
		5,094,120
Interactive Media and Services — 0.8%
Alphabet, Inc., Class A	9,188	3,105,544
Meta Platforms, Inc., Class A	1,586	1,136,369
Reddit, Inc., Class A(2)	1,667	300,510
Tencent Holdings Ltd.	13,800	1,060,693
		5,603,116
IT Services — 0.7%
Amdocs Ltd.	5,778	473,449
Capgemini SE	1,555	241,613
Cloudflare, Inc., Class A(2)	4,766	845,250
Cognizant Technology Solutions Corp., Class A	5,099	418,424
Computacenter PLC	3,781	173,048
Fujitsu Ltd.	15,000	416,787
GDS Holdings Ltd., ADR(2)(3)	3,313	148,058
International Business Machines Corp.	2,380	729,946
MongoDB, Inc.(2)	358	132,936
NEC Corp.	23,300	789,862
NEXTDC Ltd.(2)(3)	12,267	113,341
Okta, Inc.(2)	2,245	189,658
Snowflake, Inc., Class A(2)	865	166,685
Twilio, Inc., Class A(2)	1,484	178,763
		5,017,820
Leisure Products — 0.0%
BRP, Inc.	1,607	121,288
Brunswick Corp.	500	40,110
Callaway Golf Co.(2)	2,836	40,697

Schedule of Investments - Strategic Allocation: Aggressive Fund

	Shares/Principal Amount	Value
Technogym SpA	5,565	$116,213
		318,308
Life Sciences Tools and Services — 0.6%
Agilent Technologies, Inc.	1,247	166,911
Bio-Techne Corp.	4,442	284,688
Chemometec AS	602	58,182
Danaher Corp.	2,087	456,823
ICON PLC(2)	5,459	983,985
IQVIA Holdings, Inc.(2)	1,995	459,149
Lonza Group AG	971	659,746
Siegfried Holding AG(2)	963	118,412
Thermo Fisher Scientific, Inc.	606	350,638
West Pharmaceutical Services, Inc.	2,343	541,514
		4,080,048
Machinery — 1.1%
Alstom SA(2)	23,935	764,206
Atlas Copco AB, A Shares	27,628	569,750
CECO Environmental Corp.(2)	1,944	131,084
CNH Industrial NV	9,948	107,040
Construcciones y Auxiliar de Ferrocarriles SA	1,578	105,194
Crane Co.	1,749	319,437
Cummins, Inc.	1,746	1,010,620
Daimler Truck Holding AG	5,986	289,836
Deere & Co.	452	238,656
Deutz AG	8,020	102,702
Dover Corp.	608	122,506
FANUC Corp.	16,000	642,473
Flowserve Corp.	667	52,126
Fluidra SA	1,153	33,539
Fortive Corp.	4,694	247,890
IDEX Corp.	1,083	215,030
IMI PLC	2,929	110,606
Kardex Holding AG	249	87,533
Konecranes OYJ	1,014	119,411
Kurita Water Industries Ltd.	2,900	145,057
Nabtesco Corp.	6,600	178,844
Organo Corp.(3)	1,400	147,828
Oshkosh Corp.	1,994	286,777
PACCAR, Inc.	2,050	251,966
Parker-Hannifin Corp.	300	280,752
RBC Bearings, Inc.(2)	264	131,913
Timken Co.	3,931	366,330
Toro Co.	3,338	305,427
Weir Group PLC	3,409	150,571
Xylem, Inc.	2,660	366,734
Yaskawa Electric Corp.(3)	6,200	197,899
		8,079,737
Media — 0.1%
Magnite, Inc.(2)	4,970	71,916
New York Times Co., Class A	847	62,094
Omnicom Group, Inc.	4,035	310,856
Publicis Groupe SA	4,290	428,778

Schedule of Investments - Strategic Allocation: Aggressive Fund

	Shares/Principal Amount	Value
Trade Desk, Inc., Class A(2)	4,509	$136,758
		1,010,402
Metals and Mining — 0.2%
Capstone Copper Corp.(2)	13,136	145,575
Genesis Minerals Ltd.(2)	32,305	159,522
GMK Norilskiy Nickel PAO(2)(4)	244,600	3
Lynas Rare Earths Ltd.(2)(3)	9,459	95,215
MP Materials Corp.(2)(3)	1,926	113,191
PLS Group Ltd.(2)(3)	33,685	98,838
Reliance, Inc.	1,171	385,845
Sandfire Resources Ltd.(2)	9,740	132,162
SSR Mining, Inc.(2)	2,296	52,418
Taseko Mines Ltd.(2)	9,416	71,750
Torex Gold Resources, Inc.	3,926	188,969
Vale SA	15,500	247,753
		1,691,241
Multi-Utilities — 0.1%
Northwestern Energy Group, Inc.	7,341	498,160
Office REITs — 0.1%
COPT Defense Properties	4,227	130,234
Mindspace Business Parks REIT	25,610	138,841
SL Green Realty Corp.	3,566	159,685
		428,760
Oil, Gas and Consumable Fuels — 1.0%
Cameco Corp.	1,217	150,166
Centrus Energy Corp., Class A(2)(3)	159	44,247
Cheniere Energy, Inc.	1,501	317,491
ConocoPhillips	3,420	356,467
Coterra Energy, Inc.	14,144	408,054
Diamondback Energy, Inc.	2,770	454,141
Eni SpA	7,640	156,155
Enterprise Products Partners LP	19,048	632,203
Expand Energy Corp.	2,853	320,706
Friedrich Vorwerk Group SE	1,222	131,274
Gaztransport Et Technigaz SA	662	142,627
NAC Kazatomprom JSC, GDR	6,052	494,524
ONEOK, Inc.	3,359	265,999
PBF Energy, Inc., Class A	2,180	72,943
Permian Resources Corp.	16,734	269,919
Repsol SA	25,006	492,645
Shell PLC	19,574	752,415
Targa Resources Corp.	3,329	669,062
TC Energy Corp.	7,677	450,139
Williams Cos., Inc.	6,191	416,407
		6,997,584
Paper and Forest Products — 0.1%
Mondi PLC	33,536	391,909
Passenger Airlines — 0.1%
Alaska Air Group, Inc.(2)	967	49,153
Southwest Airlines Co.	7,356	349,557
		398,710

Schedule of Investments - Strategic Allocation: Aggressive Fund

	Shares/Principal Amount	Value
Personal Care Products — 0.2%
Estee Lauder Cos., Inc., Class A	1,601	$184,563
Kenvue, Inc.	37,788	657,511
L'Oreal SA	1,009	463,574
		1,305,648
Pharmaceuticals — 0.8%
ALK-Abello AS(2)	4,678	154,579
AstraZeneca PLC	4,641	864,684
AstraZeneca PLC, ADR	4,504	417,836
Bristol-Myers Squibb Co.	2,461	135,478
Crinetics Pharmaceuticals, Inc.(2)	1,218	60,827
Edgewise Therapeutics, Inc.(2)	1,430	40,254
Eli Lilly & Co.	687	712,522
Financiere de Tubize SA(3)	490	124,993
Galderma Group AG	3,164	589,766
GSK PLC	35,758	924,761
Hikma Pharmaceuticals PLC	14,339	300,780
Merck & Co., Inc.	2,206	243,256
Roche Holding AG	861	391,531
Sanofi SA	1,987	187,421
Structure Therapeutics, Inc., ADR(2)	2,712	239,876
Zoetis, Inc.	2,050	255,881
		5,644,445
Professional Services — 0.4%
Adecco Group AG	17,218	505,975
ALS Ltd.	11,184	190,704
Automatic Data Processing, Inc.	1,128	278,413
CACI International, Inc., Class A(2)	524	325,184
First Advantage Corp.(2)	2,697	36,409
Randstad NV	12,926	462,577
RELX PLC	10,381	368,027
Teleperformance SE	7,884	509,270
Verra Mobility Corp.(2)	2,298	44,351
		2,720,910
Real Estate Management and Development — 0.4%
CBRE Group, Inc., Class A(2)	2,429	413,732
City Developments Ltd.	28,800	209,853
Colliers International Group, Inc.	458	62,609
CTP NV	6,347	138,369
FirstService Corp. (Toronto)	270	41,831
Hang Lung Properties Ltd.	159,000	191,861
Hongkong Land Holdings Ltd.	29,200	247,758
Katitas Co. Ltd.	10,000	197,586
Mitsui Fudosan Co. Ltd.	11,500	131,869
Sumitomo Realty & Development Co. Ltd.(3)	23,400	651,619
Sun Hung Kai Properties Ltd.	4,500	72,265
Tokyo Tatemono Co. Ltd.	18,600	437,699
UOL Group Ltd.	27,100	231,450
		3,028,501
Residential REITs — 0.3%
American Homes 4 Rent, Class A	7,426	232,582
AvalonBay Communities, Inc.	700	124,369

Schedule of Investments - Strategic Allocation: Aggressive Fund

	Shares/Principal Amount	Value
Camden Property Trust	4,458	$486,145
Equity Residential	9,363	583,502
Essex Property Trust, Inc.	521	131,224
GO Residential Real Estate Investment Trust	10,450	112,129
Sun Communities, Inc.	1,400	178,402
UDR, Inc.	11,492	426,928
UNITE Group PLC(3)	31,757	246,986
		2,522,267
Retail REITs — 0.6%
Agree Realty Corp.	2,120	153,128
Brixmor Property Group, Inc.	21,762	583,004
Japan Metropolitan Fund Invest	391	307,749
Macerich Co.	5,297	100,272
NETSTREIT Corp.	14,707	277,080
Phillips Edison & Co., Inc.	9,114	330,200
Realty Income Corp.	10,750	657,470
Regency Centers Corp.	2,065	150,477
Scentre Group	180,162	510,573
Simon Property Group, Inc.	5,297	1,013,369
Tanger, Inc.	8,039	263,036
Unibail-Rodamco-Westfield	2,698	298,304
		4,644,662
Semiconductors and Semiconductor Equipment — 2.0%
Analog Devices, Inc.	1,955	607,770
Applied Materials, Inc.	1,278	411,925
ASML Holding NV	686	983,659
Astera Labs, Inc.(2)	1,408	212,073
Broadcom, Inc.	4,551	1,507,746
Credo Technology Group Holding Ltd.(2)	1,031	129,164
Impinj, Inc.(2)	456	62,974
Infineon Technologies AG	15,424	753,963
Kokusai Electric Corp.	3,200	132,852
Lam Research Corp.	1,287	300,463
Lattice Semiconductor Corp.(2)	5,907	475,632
MACOM Technology Solutions Holdings, Inc.(2)	386	84,557
Micron Technology, Inc.	285	118,241
MKS, Inc.	390	91,810
Monolithic Power Systems, Inc.	888	998,245
Nova Ltd.(2)	199	91,110
NVIDIA Corp.	21,285	4,068,202
NXP Semiconductors NV	855	193,350
ON Semiconductor Corp.(2)	3,727	223,210
Onto Innovation, Inc.(2)	215	43,441
Silicon Laboratories, Inc.(2)	708	100,855
SiTime Corp.(2)	302	109,659
SUMCO Corp.	27,800	290,232
Taiwan Semiconductor Manufacturing Co. Ltd.	34,000	1,880,061
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	781	258,167
Teradyne, Inc.	1,533	369,530
Tower Semiconductor Ltd.(2)	981	132,170
Veeco Instruments, Inc.(2)	814	25,421
		14,656,482

Schedule of Investments - Strategic Allocation: Aggressive Fund

	Shares/Principal Amount	Value
Software — 1.2%
ACI Worldwide, Inc.(2)	478	$20,726
Agilysys, Inc.(2)	1,010	87,617
AppLovin Corp., Class A(2)	371	175,524
BlackLine, Inc.(2)	1,185	55,067
Cadence Design Systems, Inc.(2)	2,841	841,959
Cellebrite DI Ltd.(2)	2,158	31,744
Core Scientific, Inc.(2)(3)	3,344	60,159
Crowdstrike Holdings, Inc., Class A(2)	410	180,976
Datadog, Inc., Class A(2)	4,855	627,849
Descartes Systems Group, Inc.(2)	405	30,278
Dynatrace, Inc.(2)	4,656	177,347
Elastic NV(2)	461	30,394
Fair Isaac Corp.(2)	554	810,596
HubSpot, Inc.(2)	767	214,760
Klaviyo, Inc., Class A(2)	2,571	57,102
Microsoft Corp.	7,457	3,208,673
Netskope, Inc., Class A(2)	390	5,792
Onestream, Inc.(2)	1,668	39,381
Pegasystems, Inc.	692	30,233
Q2 Holdings, Inc.(2)	1,242	76,072
Riot Platforms, Inc.(2)(3)	2,625	40,609
Salesforce, Inc.	811	172,167
Samsara, Inc., Class A(2)	9,028	253,235
SAP SE	2,202	439,890
ServiceNow, Inc.(2)	2,030	237,530
Unity Software, Inc.(2)	2,687	78,192
Workday, Inc., Class A(2)	1,156	203,028
Zscaler, Inc.(2)	1,682	336,417
		8,523,317
Specialized REITs — 0.7%
American Tower Corp.	2,481	444,794
Big Yellow Group PLC	12,336	174,626
CubeSmart	4,109	154,211
Digital Realty Trust, Inc.	4,311	715,410
Equinix, Inc.	1,699	1,394,760
Extra Space Storage, Inc.	4,853	669,568
Iron Mountain, Inc.	5,616	517,402
Millrose Properties, Inc.	10,553	314,479
National Storage Affiliates Trust	5,608	178,391
Public Storage	1,505	415,666
VICI Properties, Inc.	7,544	211,836
Weyerhaeuser Co.	5,003	128,977
		5,320,120
Specialty Retail — 0.7%
Aritzia, Inc.(2)	6,306	497,061
Auto1 Group SE(2)	4,411	145,090
Boot Barn Holdings, Inc.(2)	523	93,345
Burlington Stores, Inc.(2)	2,067	611,543
Carvana Co.(2)	2,323	931,778
Clas Ohlson AB, B Shares	2,189	74,953
Five Below, Inc.(2)	467	89,496

Schedule of Investments - Strategic Allocation: Aggressive Fund

	Shares/Principal Amount	Value
Home Depot, Inc.	1,745	$653,660
Istyle, Inc.(3)	3,900	11,441
National Vision Holdings, Inc.(2)	2,904	76,520
Nextage Co. Ltd.	9,900	209,733
O'Reilly Automotive, Inc.(2)	2,836	279,091
RealReal, Inc.(2)	3,119	45,756
TJX Cos., Inc.	3,451	516,994
Tractor Supply Co.	18,576	945,147
Wayfair, Inc., Class A(2)	846	87,553
		5,269,161
Technology Hardware, Storage and Peripherals — 0.6%
Apple, Inc.	8,697	2,256,698
HP, Inc.	18,711	363,742
Pure Storage, Inc., Class A(2)	2,533	176,145
Samsung Electronics Co. Ltd.	14,041	1,551,175
		4,347,760
Textiles, Apparel and Luxury Goods — 0.2%
Asics Corp.	4,600	110,734
Burberry Group PLC(2)	5,764	87,088
LVMH Moet Hennessy Louis Vuitton SE	314	202,657
On Holding AG, Class A(2)	20,595	931,924
Tapestry, Inc.	1,344	170,567
		1,502,970
Tobacco — 0.0%
British American Tobacco PLC	5,812	351,124
Trading Companies and Distributors — 0.6%
Applied Industrial Technologies, Inc.	219	57,030
Ashtead Group PLC	3,182	204,856
Bunzl PLC	26,631	746,815
Diploma PLC	904	65,858
Fastenal Co.	14,896	645,890
Ferguson Enterprises, Inc.	880	222,165
Herc Holdings, Inc.	705	101,055
MSC Industrial Direct Co., Inc., Class A	6,497	547,957
SiteOne Landscape Supply, Inc.(2)	485	69,617
Sojitz Corp.	5,100	185,973
Sumitomo Corp.	13,800	560,405
United Rentals, Inc.	314	245,567
WESCO International, Inc.	1,952	564,967
		4,218,155
Transportation Infrastructure — 0.0%
Flughafen Zurich AG	210	65,222
Wireless Telecommunication Services — 0.0%
Indosat Tbk. PT	1,176,500	156,463
Millicom International Cellular SA	1,904	116,201
		272,664
TOTAL COMMON STOCKS (Cost $162,323,943)		221,415,138
CORPORATE BONDS — 2.4%
Aerospace and Defense — 0.2%
Boeing Co., 2.20%, 2/4/26	$270,000	269,954
Boeing Co., 5.71%, 5/1/40	190,000	194,329

Schedule of Investments - Strategic Allocation: Aggressive Fund

		Shares/Principal Amount	Value
RTX Corp., 4.125%, 11/16/28		$265,000	$266,299
Spirit AeroSystems, Inc., 4.60%, 6/15/28		316,000	318,244
TransDigm, Inc., 4.625%, 1/15/29		190,000	188,951
			1,237,777
Automobiles — 0.1%
Ford Motor Credit Co. LLC, 3.625%, 6/17/31		370,000	342,081
Hyundai Capital America, 5.95%, 9/21/26(5)		130,000	131,617
			473,698
Banks — 0.3%
Bank of America Corp., VRN, 5.93%, 9/15/27		130,000	131,550
Bank of Montreal, VRN, 3.80%, 12/15/32		200,000	198,066
Commerzbank AG, 4.00%, 3/23/26	EUR	150,000	178,139
Dresdner Funding Trust I, 8.15%, 6/30/31(5)		$251,000	276,882
Huntington Bancshares, Inc., VRN, 4.62%, 1/28/32		275,000	275,516
JPMorgan Chase & Co., VRN, 4.35%, 1/22/32		100,000	99,759
PNC Financial Services Group, Inc., VRN, 5.10%, 7/23/27		130,000	130,704
PNC Financial Services Group, Inc., VRN, 5.42%, 1/25/41		37,000	36,980
Wells Fargo & Co., VRN, 6.30%, 10/23/29		125,000	132,030
Wells Fargo & Co., VRN, 5.43%, 1/23/47		85,000	83,359
Western Alliance Bank, VRN, 6.54%, 11/15/35		313,000	317,178
			1,860,163
Beverages — 0.0%
PepsiCo, Inc., 4.40%, 2/7/27		200,000	201,475
Capital Markets — 0.1%
Blue Owl Technology Finance Corp., 6.10%, 3/15/28		140,000	142,062
Blue Owl Technology Finance Corp., 6.75%, 4/4/29		140,000	143,712
Coinbase Global, Inc., 3.375%, 10/1/28(5)		39,000	37,258
Goldman Sachs BDC, Inc., 5.10%, 1/28/29		127,000	126,193
Goldman Sachs Group, Inc., VRN, 5.07%, 1/21/37		90,000	89,649
Goldman Sachs Group, Inc., VRN, 5.54%, 1/21/47		70,000	68,995
HPS Corporate Lending Fund, 5.15%, 4/2/29(5)		85,000	84,682
Jefferies Financial Group, Inc., 5.50%, 2/15/36		140,000	138,259
Morgan Stanley, VRN, 4.89%, 10/22/36		65,000	64,014
			894,824
Chemicals — 0.1%
Braskem Netherlands Finance BV, 4.50%, 1/10/28(5)		200,000	91,170
Braskem Netherlands Finance BV, 4.50%, 1/31/30(5)		270,000	116,694
Celanese U.S. Holdings LLC, 7.00%, 2/15/31		190,000	194,466
EQUATE Petrochemical Co. KSC, 4.25%, 11/3/26(5)		46,000	45,956
			448,286
Construction Materials — 0.1%
Eagle Materials, Inc., 5.00%, 3/15/36		151,000	147,904
Quikrete Holdings, Inc., 6.75%, 3/1/33(5)		205,000	213,082
			360,986
Consumer Finance — 0.1%
Avilease Capital Ltd., 4.75%, 11/12/30(5)		240,000	238,509
Capital One Financial Corp., VRN, 4.72%, 1/30/32(6)		160,000	160,083
Capital One Financial Corp., VRN, 5.40%, 1/30/37(6)		137,000	136,802
			535,394
Consumer Staples Distribution & Retail — 0.0%
Walmart, Inc., 4.10%, 4/28/27		130,000	130,882

Schedule of Investments - Strategic Allocation: Aggressive Fund

	Shares/Principal Amount	Value
Containers and Packaging — 0.0%
Smurfit Kappa Treasury ULC, 5.20%, 1/15/30	$260,000	$268,072
Diversified REITs — 0.1%
Piedmont Operating Partnership LP, 5.625%, 1/15/33	285,000	286,611
Trust 2401, 7.70%, 1/23/32(5)	208,000	228,483
Vornado Realty LP, 5.75%, 2/1/33	205,000	207,402
		722,496
Diversified Telecommunication Services — 0.0%
Sprint Capital Corp., 6.875%, 11/15/28	258,000	276,848
Electric Utilities — 0.0%
Duke Energy Florida LLC, 4.85%, 12/1/35	71,000	70,560
Kentucky Utilities Co., 5.85%, 8/15/55	100,000	101,479
MidAmerican Energy Co., 5.85%, 9/15/54	45,000	46,188
		218,227
Electronic Equipment, Instruments and Components — 0.0%
Flex Ltd., 5.375%, 11/13/35	140,000	139,915
Energy Equipment and Services — 0.0%
Enerflex, Inc., 6.875%, 1/15/31(5)	37,000	38,266
Financial Services — 0.1%
Atlas Warehouse Lending Co. LP, 4.95%, 11/15/30(5)	290,000	291,356
Atlas Warehouse Lending Co. LP, 5.25%, 1/15/33(5)	250,000	250,441
Freedom Mortgage Holdings LLC, 6.875%, 5/1/31(5)	285,000	283,034
		824,831
Food Products — 0.0%
Mars, Inc., 4.60%, 3/1/28(5)	265,000	268,576
Gas Utilities — 0.1%
Grupo Energia Bogota SA ESP, 5.75%, 10/22/35(5)	200,000	196,191
Spire, Inc., VRN, 6.25%, 6/1/56	212,000	211,355
		407,546
Health Care Providers and Services — 0.0%
DaVita, Inc., 4.625%, 6/1/30(5)	270,000	259,925
Kaiser Foundation Hospitals, 3.00%, 6/1/51	70,000	45,898
		305,823
Hotels, Restaurants and Leisure — 0.1%
Caesars Entertainment, Inc., 4.625%, 10/15/29(5)	110,000	105,692
Caesars Entertainment, Inc., 7.00%, 2/15/30(5)	142,000	146,699
Hyatt Hotels Corp., 5.75%, 1/30/27	130,000	132,054
Marriott International, Inc., 5.45%, 9/15/26	130,000	131,061
MGM Resorts International, 4.625%, 9/1/26	39,000	39,040
		554,546
Household Durables — 0.1%
KB Home, 4.80%, 11/15/29	263,000	262,064
Meritage Homes Corp., 5.125%, 6/6/27	190,000	191,426
Taylor Morrison Communities, Inc., 5.75%, 11/15/32(5)	61,000	62,643
		516,133
Industrial Conglomerates — 0.0%
Honeywell International, Inc., 4.65%, 7/30/27	265,000	268,365
Insurance — 0.1%
Asurion LLC & Asurion Co-Issuer, Inc., 8.00%, 12/31/32(5)	90,000	94,091
Asurion LLC & Asurion Co-Issuer, Inc., 8.375%, 2/1/34(5)	120,000	121,428
Liberty Mutual Group, Inc., VRN, 4.125%, 12/15/51(5)	30,000	29,697

Schedule of Investments - Strategic Allocation: Aggressive Fund

	Shares/Principal Amount	Value
MetLife, Inc., 10.75%, 8/1/69	$130,000	$173,392
		418,608
Interactive Media and Services — 0.1%
Meta Platforms, Inc., 4.60%, 11/15/32	240,000	240,669
Meta Platforms, Inc., 4.875%, 11/15/35	165,000	163,271
Meta Platforms, Inc., 5.50%, 11/15/45	75,000	72,167
Meta Platforms, Inc., 5.625%, 11/15/55	210,000	199,960
Meta Platforms, Inc., 5.75%, 11/15/65	110,000	104,093
		780,160
IT Services — 0.0%
International Business Machines Corp., 5.80%, 2/3/56(6)	115,000	114,720
Life Sciences Tools and Services — 0.0%
Thermo Fisher Scientific, Inc., 5.00%, 12/5/26	195,000	196,891
Machinery — 0.0%
Caterpillar Financial Services Corp., 4.40%, 3/3/28	265,000	268,331
Media — 0.1%
CCO Holdings LLC/CCO Holdings Capital Corp., 5.125%, 5/1/27(5)	77,000	77,068
CCO Holdings LLC/CCO Holdings Capital Corp., 4.75%, 3/1/30(5)	255,000	243,764
CCO Holdings LLC/CCO Holdings Capital Corp., 7.00%, 2/1/33(5)	86,000	86,893
Discovery Communications LLC, 3.95%, 3/20/28	130,000	125,558
Discovery Communications LLC, 4.125%, 5/15/29	290,000	281,950
Discovery Communications LLC, 5.00%, 9/20/37	165,000	127,606
		942,839
Metals and Mining — 0.1%
Freeport-McMoRan, Inc., 5.40%, 11/14/34	215,000	221,774
Rio Tinto Finance USA PLC, 4.50%, 3/14/28	265,000	268,320
		490,094
Multi-Utilities — 0.0%
Dominion Energy, Inc., 4.90%, 8/1/41	20,000	18,438
Oil, Gas and Consumable Fuels — 0.2%
Antero Resources Corp., 7.625%, 2/1/29(5)	65,000	66,032
Antero Resources Corp., 5.40%, 2/1/36	69,000	68,592
Azule Energy Finance PLC, 8.25%, 1/22/31(5)	200,000	200,971
Cenovus Energy, Inc., 5.40%, 3/20/36	101,000	100,914
Columbia Pipelines Holding Co. LLC, 5.00%, 11/17/32(5)	142,000	142,768
Ecopetrol SA, 7.75%, 2/1/32	215,000	220,907
Enbridge, Inc., VRN, 6.00%, 1/15/77	350,000	352,455
Occidental Petroleum Corp., 6.20%, 3/15/40	28,000	28,607
Occidental Petroleum Corp., 4.20%, 3/15/48	24,000	17,982
Ovintiv, Inc., 7.10%, 7/15/53	135,000	146,266
Petroleos Mexicanos, 5.95%, 1/28/31	239,000	233,306
Venture Global Plaquemines LNG LLC, 6.50%, 6/15/34(5)	303	314
		1,579,114
Passenger Airlines — 0.1%
American Airlines, Inc./AAdvantage Loyalty IP Ltd., 5.50%, 4/20/26(5)	58	58
Avianca Midco 2 PLC, 9.625%, 2/14/30(5)	200,000	205,068
JetBlue Airways Corp./JetBlue Loyalty LP, 9.875%, 9/20/31(5)	190,000	191,041
United Airlines Holdings, Inc., 5.375%, 3/1/31(6)	215,000	217,404
		613,571
Professional Services — 0.0%
Concentrix Corp., 6.60%, 8/2/28	305,000	317,096

Schedule of Investments - Strategic Allocation: Aggressive Fund

		Shares/Principal Amount	Value
Real Estate Management and Development — 0.0%
Arbor Realty SR, Inc., 8.50%, 12/15/28(5)		$130,000	$126,727
CBRE Services, Inc., 4.90%, 1/15/33		125,000	125,527
			252,254
Semiconductors and Semiconductor Equipment — 0.1%
Broadcom, Inc., 4.60%, 1/15/33		105,000	104,733
Foundry JV Holdco LLC, 5.875%, 1/25/34(5)		215,000	222,444
			327,177
Software — 0.1%
Oracle Corp., 5.375%, 7/15/40		180,000	162,313
Workday, Inc., 3.80%, 4/1/32		198,000	189,176
			351,489
Specialty Retail — 0.0%
Home Depot, Inc., 5.15%, 6/25/26		130,000	130,739
Lowe's Cos., Inc., 3.10%, 5/3/27		135,000	133,764
			264,503
TOTAL CORPORATE BONDS (Cost $18,004,315)			17,888,414
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES — 2.0%
Fixed-Rate U.S. Government Agency Mortgage-Backed Securities — 2.0%
FHLMC, 4.50%, 10/1/52		2,148,085	2,114,225
FHLMC, 5.50%, 12/1/52		1,149,786	1,172,236
FHLMC, 5.00%, 6/1/53		1,252,322	1,257,376
FNMA, 3.50%, 9/1/52		1,408,690	1,305,133
FNMA, 4.50%, 10/1/52		2,507,182	2,469,210
FNMA, 5.50%, 3/1/54		1,152,438	1,171,839
FNMA, 4.00%, 1/1/55		1,377,330	1,319,505
GNMA, 5.00%, TBA		1,327,000	1,326,995
GNMA, 7.00%, 12/15/27		683	693
GNMA, 7.00%, 5/15/31		1,884	1,965
GNMA, 6.50%, 10/15/38		68,714	73,655
GNMA, 4.50%, 6/15/41		74,009	73,853
GNMA, 4.00%, 4/20/54		1,332,795	1,265,106
UMBS, 5.00%, TBA		1,404,000	1,403,942
TOTAL U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES (Cost $14,622,817)			14,955,733
U.S. TREASURY SECURITIES — 2.0%
U.S. Treasury Inflation-Indexed Bonds, 0.75%, 2/15/42		1,520,475	1,188,381
U.S. Treasury Inflation-Indexed Bonds, 0.625%, 2/15/43		437,026	326,855
U.S. Treasury Inflation-Indexed Bonds, 1.375%, 2/15/44		1,599,328	1,342,735
U.S. Treasury Inflation-Indexed Bonds, 0.75%, 2/15/45		818,964	598,550
U.S. Treasury Inflation-Indexed Notes, 0.375%, 7/15/27		1,285,250	1,281,479
U.S. Treasury Inflation-Indexed Notes, 0.875%, 1/15/29		449,270	447,044
U.S. Treasury Inflation-Indexed Notes, 1.625%, 10/15/29		2,935,728	2,995,428
U.S. Treasury Inflation-Indexed Notes, 0.125%, 7/15/31		1,523,731	1,429,612
U.S. Treasury Inflation-Indexed Notes, 0.125%, 1/15/32		970,477	897,561
U.S. Treasury Notes, 1.50%, 11/30/28(7)		4,400,000	4,154,305
TOTAL U.S. TREASURY SECURITIES (Cost $15,578,802)			14,661,950
SOVEREIGN GOVERNMENTS AND AGENCIES — 1.3%
Belgium — 0.1%
Kingdom of Belgium Government Bonds, 2.85%, 10/22/34(5)	EUR	470,000	544,030
Kingdom of Belgium Government Bonds, 4.25%, 3/28/41(5)	EUR	27,000	33,747
			577,777

Schedule of Investments - Strategic Allocation: Aggressive Fund

		Shares/Principal Amount	Value
Canada — 0.0%
Province of Quebec, 5.75%, 12/1/36	CAD	108,000	$91,164
Province of Quebec, 3.50%, 12/1/48	CAD	20,000	12,304
			103,468
Chile — 0.0%
Chile Government International Bonds, 5.33%, 1/5/54		$60,000	58,235
Colombia — 0.2%
Colombia Government International Bonds, 5.00%, 9/19/32	EUR	320,000	367,223
Colombia Government International Bonds, 7.75%, 11/7/36		$600,000	628,020
			995,243
Indonesia — 0.0%
Indonesia Treasury Bonds, 7.00%, 2/15/33	IDR	2,800,000,000	172,817
Japan — 0.1%
Japan Government Thirty Year Bonds, 1.20%, 6/20/53	JPY	103,000,000	387,825
Malaysia — 0.0%
Malaysia Government Bonds, 3.83%, 7/5/34	MYR	800,000	207,329
Mexico — 0.3%
Eagle Funding Luxco SARL, 5.50%, 8/17/30(5)		$495,000	503,450
Mexico Bonos, 7.75%, 11/13/42	MXN	25,900,000	1,294,902
Mexico Government International Bonds, 4.875%, 5/16/36	EUR	540,000	640,344
			2,438,696
New Zealand — 0.2%
New Zealand Government Bonds, 4.50%, 5/15/35	NZD	2,750,000	1,653,685
Poland — 0.1%
Republic of Poland Government Bonds, 1.75%, 4/25/32	PLN	2,000,000	478,102
South Africa — 0.0%
Republic of South Africa Government Bonds, 8.50%, 1/31/37	ZAR	4,000,000	248,673
Spain — 0.2%
Spain Government Bonds, 3.10%, 7/30/31	EUR	850,000	1,028,532
Turkey — 0.1%
Turkiye Government Bonds, 30.00%, 9/12/29	TRY	25,000,000	567,560
Turkiye Government International Bonds, 6.875%, 1/14/38		$320,000	317,248
			884,808
TOTAL SOVEREIGN GOVERNMENTS AND AGENCIES (Cost $9,190,711)			9,235,190
COLLATERALIZED MORTGAGE OBLIGATIONS — 1.0%
Private Sponsor Collateralized Mortgage Obligations — 1.0%
ABN AMRO Mortgage Corp., Series 2003-4, Class A4, 5.50%, 3/25/33		628	631
BRAVO Residential Funding Trust, Series 2024-NQM5, Class A3, 6.16%, 6/25/64(5)		217,496	219,973
Chase Home Lending Mortgage Trust, Series 2025-10, Class A4A, VRN, 5.50%, 7/25/56(5)		439,886	444,461
Chase Home Lending Mortgage Trust, Series 2025-8, Class A4, SEQ, VRN, 6.00%, 6/25/56(5)		608,842	616,617
Ellington Financial Mortgage Trust, Series 2022-4, Class A3, 5.90%, 9/25/67(5)		146,365	146,611
GS Mortgage-Backed Securities Trust, Series 2025-PJ5, Class A5, VRN, 5.50%, 10/25/55(5)		262,987	264,461
GS Mortgage-Backed Securities Trust, Series 2025-PJ6, Class A4, SEQ, VRN, 6.00%, 11/25/55(5)		279,195	283,794
JP Morgan Mortgage Trust, Series 2024-1, Class A4, SEQ, VRN, 6.00%, 6/25/54(5)		230,255	231,801
JP Morgan Mortgage Trust, Series 2024-12, Class A4, VRN, 6.00%, 6/25/55(5)		234,811	237,013
JP Morgan Mortgage Trust, Series 2024-12, Class A9, VRN, 6.15%, 6/25/55(5)		258,852	263,324
JP Morgan Mortgage Trust, Series 2024-2, Class A3, VRN, 6.00%, 8/25/54(5)		188,671	190,775
JP Morgan Mortgage Trust, Series 2024-6, Class A9A, VRN, 6.00%, 12/25/54(5)		360,075	364,320
JP Morgan Mortgage Trust, Series 2025-NQM1, Class A3, 5.97%, 6/25/65(5)		180,355	182,326
OBX Trust, Series 2025-J3, Class A5, SEQ, VRN, 5.00%, 10/25/55(5)		340,972	340,231
OBX Trust, Series 2025-NQM15, Class A1B, 5.14%, 7/27/65(5)		493,407	496,723

Schedule of Investments - Strategic Allocation: Aggressive Fund

	Shares/Principal Amount	Value
PRKCM Trust, Series 2025-AFC1, Class A1B, 5.10%, 10/25/60(5)	$661,914	$664,857
Provident Funding Mortgage Trust, Series 2025-2, Class A4, SEQ, VRN, 5.50%, 6/25/55(5)	320,563	323,137
PRPM Trust, Series 2022-NQM1, Class A3, 5.50%, 8/25/67(5)	458,545	457,427
Radian Mortgage Capital Trust, Series 2025-J2, Class A15, VRN, 5.50%, 11/25/55(5)	503,971	506,884
Rate Mortgage Trust, Series 2025-J1, Class A4, VRN, 6.00%, 3/25/55(5)	174,944	177,836
Sequoia Mortgage Trust, Series 2023-4, Class A10, SEQ, VRN, 5.80%, 11/25/53(5)	108,419	108,473
Sequoia Mortgage Trust, Series 2024-2, Class A4, VRN, 6.00%, 3/25/54(5)	257,337	259,994
Sequoia Mortgage Trust, Series 2024-6, Class A11, SEQ, VRN, 6.00%, 7/27/54(5)	241,220	242,735
SoFi Mortgage Trust, Series 2016-1A, Class 1A4, SEQ, VRN, 3.00%, 11/25/46(5)	7,461	6,769
		7,031,173
U.S. Government Agency Collateralized Mortgage Obligations — 0.0%
FNMA, Series 2024-R01, Class 1M1, VRN, 4.75%, (30-day average SOFR plus 1.05%), 1/25/44(5)	99,449	99,583
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $7,095,305)		7,130,756
CONVERTIBLE PREFERRED SECURITIES — 0.6%
Banks — 0.5%
Barclays PLC, 8.00%	465,000	497,361
BNP Paribas SA, 8.50%(5)	700,000	749,972
HSBC Holdings PLC, 6.00%	175,000	177,417
HSBC Holdings PLC, 6.875%	245,000	253,252
ING Groep NV, 4.875%	650,000	634,618
Lloyds Banking Group PLC, 8.00%	295,000	320,424
Societe Generale SA, 9.375%(5)	770,000	822,837
Swedbank AB, 7.625%	600,000	630,234
		4,086,115
Capital Markets — 0.1%
UBS Group AG, 9.25%(5)	485,000	529,781
TOTAL CONVERTIBLE PREFERRED SECURITIES (Cost $4,583,797)		4,615,896
ASSET-BACKED SECURITIES — 0.5%
ACM Auto Trust, Series 2025-2A, Class B, 7.25%, 2/20/32(5)	$301,000	304,932
ACM Auto Trust, Series 2025-3A, Class B, 6.08%, 7/20/32(5)	275,000	274,483
Blackbird Capital II Aircraft Lease Ltd., Series 2021-1A, Class A, SEQ, 2.44%, 7/15/46(5)	156,313	149,579
Elara HGV Timeshare Issuer LLC, Series 2025-A, Class A, SEQ, 4.54%, 1/25/40(5)	555,573	555,792
JP Morgan Mortgage Trust, Series 2025-CES5, Class A1A, 5.14%, 2/25/56(5)	589,530	594,253
JP Morgan Mortgage Trust, Series 2025-CES5, Class A1B, 5.24%, 2/25/56(5)	622,544	627,522
Lendbuzz Securitization Trust, Series 2026-1A, Class C, 5.74%, 9/15/31(5)	270,000	269,977
Pagaya AI Debt Grantor Trust, Series 2025-6, Class B, 4.88%, 4/15/33(5)	237,945	237,456
USQ Rail I LLC, Series 2021-2A, Class B, SEQ, 2.98%, 2/28/51(5)	262,000	248,250
TOTAL ASSET-BACKED SECURITIES (Cost $3,256,296)		3,262,244
COMMERCIAL MORTGAGE-BACKED SECURITIES — 0.3%
BX Trust, Series 2023-LIFE, Class A, SEQ, 5.05%, 2/15/28(5)	430,000	426,524
Credit Suisse Mortgage Trust, Series 2021-BHAR, Class A, VRN, 4.95%, (1-month SOFR plus 1.26%), 11/15/38(5)	397,000	394,509
DBSG Mortgage Trust, Series 2024-ALTA, Class A, SEQ, VRN, 5.95%, 6/10/37(5)	398,000	404,168
NJ Trust, Series 2023-GSP, Class A, SEQ, VRN, 6.48%, 1/6/29(5)	398,000	418,216
WB Commercial Mortgage Trust, Series 2024-HQ, Class A, SEQ, VRN, 6.13%, 3/15/40(5)	313,000	313,871
TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (Cost $1,951,703)		1,957,288
EXCHANGE-TRADED FUNDS — 0.2%
iShares Core S&P 500 ETF	2,096	1,456,783

Schedule of Investments - Strategic Allocation: Aggressive Fund

	Shares/Principal Amount	Value
iShares MSCI EAFE Small-Cap ETF(3)	79	$6,460
TOTAL EXCHANGE-TRADED FUNDS (Cost $1,308,529)		1,463,243
PREFERRED SECURITIES — 0.1%
Oil, Gas and Consumable Fuels — 0.1%
Energy Transfer LP, 6.625%	183,000	185,601
Sunoco LP, 7.875%(5)	150,000	154,596
TOTAL PREFERRED SECURITIES (Cost $336,313)		340,197
MUNICIPAL SECURITIES — 0.0%
New Jersey Turnpike Authority Rev., 7.10%, 1/1/41	$30,000	34,706
New York City GO, 6.27%, 12/1/37	5,000	5,369
Port Authority of New York & New Jersey Rev., 4.93%, 10/1/51	35,000	32,608
Regents of the University of California Medical Center Pooled Rev., 3.26%, 5/15/60	100,000	64,917
State of California GO, 7.60%, 11/1/40	40,000	48,610
Texas Natural Gas Securitization Finance Corp. Rev., SEQ, 5.17%, 4/1/41	30,000	30,455
University of California College of the Law San Francisco Rev., 5.99%, 8/1/50 (BAM)	25,000	25,398
University of California College of the Law San Francisco Rev., 6.09%, 8/1/55 (BAM)	30,000	30,591
TOTAL MUNICIPAL SECURITIES (Cost $311,516)		272,654
RIGHTS — 0.0%
Biotechnology — 0.0%
Akero Therapeutics, Inc.(2) (Cost $1,003)	1,543	1,003
SHORT-TERM INVESTMENTS — 7.7%
Commercial Paper(8) — 0.3%
Endeavour Funding Co. LLC, 4.03%, 4/10/26 (LOC: HSBC Bank PLC)(5)	$250,000	248,182
Ionic Funding LLC, Series IIA, 3.94%, 5/22/26(5)	1,500,000	1,482,267
Overwatch Alpha Funding LLC, 3.76%, 2/2/26(5)	415,000	414,873
		2,145,322
Money Market Funds — 7.4%
State Street Institutional U.S. Government Money Market Fund, Premier Class	7,035,898	7,035,898
State Street Navigator Securities Lending Government Money Market Portfolio(9)	47,016,750	47,016,750
		54,052,648
TOTAL SHORT-TERM INVESTMENTS (Cost $56,198,484)		56,197,970
TOTAL INVESTMENT SECURITIES — 106.5% (Cost $562,401,538)		779,803,311
OTHER ASSETS AND LIABILITIES — (6.5)%		(47,612,096)
TOTAL NET ASSETS — 100.0%		$732,191,215

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
AUD	681,692	USD	453,590	Morgan Stanley & Co. LLC	3/18/26	$21,057
CAD	1,085,922	USD	792,114	Citibank NA	3/18/26	6,879
CAD	18,405	USD	13,437	Citibank NA	3/27/26	110
CAD	23,724	USD	17,286	Citibank NA	3/27/26	176
CAD	16,673	USD	12,155	Citibank NA	3/27/26	117
CAD	4,244	USD	3,112	Citibank NA	3/27/26	12
CAD	4,113	USD	2,976	Citibank NA	3/27/26	51
CAD	27,687	USD	19,988	Citibank NA	3/27/26	391
CAD	5,789	USD	4,197	Citibank NA	3/27/26	64

Schedule of Investments - Strategic Allocation: Aggressive Fund

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
CAD	3,749	USD	2,727	Citibank NA	3/27/26	$33
CAD	6,280	USD	4,591	Citibank NA	3/27/26	32
CAD	3,618	USD	2,663	Citibank NA	3/27/26	—
USD	176,267	CAD	241,603	Citibank NA	3/27/26	(1,566)
USD	3,206	CAD	4,396	Citibank NA	3/27/26	(30)
USD	3,248	CAD	4,490	Citibank NA	3/27/26	(57)
USD	9,095	CAD	12,323	Citibank NA	3/27/26	24
USD	3,390	CAD	4,584	Citibank NA	3/27/26	16
CHF	146,868	USD	186,512	Morgan Stanley & Co. LLC	3/18/26	4,351
CNY	22,828,991	USD	3,257,794	JPMorgan Chase Bank NA	2/5/26	23,762
CNY	22,901,102	USD	3,290,152	Goldman Sachs & Co. LLC	3/5/26	(1,606)
USD	3,272,504	CNY	22,828,991	Goldman Sachs & Co. LLC	2/5/26	(9,052)
EUR	3,637,674	USD	4,296,420	Citibank NA	3/18/26	24,237
EUR	200,000	USD	234,432	Morgan Stanley & Co. LLC	3/18/26	3,118
EUR	793,873	USD	942,881	Morgan Stanley & Co. LLC	3/18/26	44
EUR	54,229	USD	64,950	Morgan Stanley & Co. LLC	3/18/26	(539)
EUR	3,944	USD	4,641	Goldman Sachs & Co. LLC	3/27/26	46
EUR	4,393	USD	5,184	Morgan Stanley & Co. LLC	3/27/26	36
EUR	4,706	USD	5,540	Morgan Stanley & Co. LLC	3/27/26	51
EUR	5,467	USD	6,380	Morgan Stanley & Co. LLC	3/27/26	116
USD	74,954	EUR	63,734	JPMorgan Chase Bank NA	3/18/26	(746)
USD	397,542	EUR	339,776	Morgan Stanley & Co. LLC	3/18/26	(6,028)
USD	98,899	EUR	84,617	Morgan Stanley & Co. LLC	3/18/26	(1,606)
USD	132,642	EUR	113,487	Morgan Stanley & Co. LLC	3/18/26	(2,153)
USD	37,783	EUR	31,991	Citibank NA	3/27/26	(230)
USD	445,097	EUR	376,856	Citibank NA	3/27/26	(2,704)
USD	54,562	EUR	46,163	Citibank NA	3/27/26	(291)
USD	445,295	EUR	376,856	Goldman Sachs & Co. LLC	3/27/26	(2,506)
USD	37,800	EUR	31,991	Goldman Sachs & Co. LLC	3/27/26	(213)
USD	99,768	EUR	84,469	Goldman Sachs & Co. LLC	3/27/26	(602)
USD	4,434	EUR	3,754	Goldman Sachs & Co. LLC	3/27/26	(27)
USD	13,545	EUR	11,519	Goldman Sachs & Co. LLC	3/27/26	(143)
USD	37,756	EUR	31,991	Morgan Stanley & Co. LLC	3/27/26	(257)
USD	444,773	EUR	376,856	Morgan Stanley & Co. LLC	3/27/26	(3,027)
USD	48,346	EUR	40,862	Morgan Stanley & Co. LLC	3/27/26	(208)
USD	91,858	EUR	78,015	Morgan Stanley & Co. LLC	3/27/26	(845)
USD	10,678	EUR	9,098	Morgan Stanley & Co. LLC	3/27/26	(134)
USD	56,626	EUR	48,521	Morgan Stanley & Co. LLC	3/27/26	(1,030)
USD	10,927	EUR	9,330	Morgan Stanley & Co. LLC	3/27/26	(159)
USD	53,658	EUR	46,127	Morgan Stanley & Co. LLC	3/27/26	(1,152)
USD	10,726	EUR	9,221	Morgan Stanley & Co. LLC	3/27/26	(230)
USD	69,562	EUR	58,839	Morgan Stanley & Co. LLC	3/27/26	(354)
USD	10,219	EUR	8,541	Morgan Stanley & Co. LLC	3/27/26	70
USD	37,797	EUR	31,991	UBS AG	3/27/26	(216)
USD	445,261	EUR	376,856	UBS AG	3/27/26	(2,540)
USD	5,510	EUR	4,678	UBS AG	3/27/26	(49)
GBP	980,739	USD	1,313,423	Morgan Stanley & Co. LLC	3/18/26	28,498
GBP	30,519	USD	41,158	Bank of America NA	3/27/26	600
GBP	19,531	USD	26,256	Bank of America NA	3/27/26	468
GBP	3,771	USD	5,075	Bank of America NA	3/27/26	85
GBP	16,342	USD	22,407	Goldman Sachs & Co. LLC	3/27/26	(47)

Schedule of Investments - Strategic Allocation: Aggressive Fund

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
GBP	38,949	USD	52,090	JPMorgan Chase Bank NA	3/27/26	$1,202
GBP	25,253	USD	33,996	JPMorgan Chase Bank NA	3/27/26	557
USD	357,887	GBP	267,376	Citibank NA	3/27/26	(7,951)
USD	357,746	GBP	267,376	Goldman Sachs & Co. LLC	3/27/26	(8,092)
USD	357,796	GBP	267,376	JPMorgan Chase Bank NA	3/27/26	(8,042)
USD	29,250	IDR	489,377,354	Goldman Sachs & Co. LLC	3/25/26	109
JPY	349,398,437	USD	2,273,179	Morgan Stanley & Co. LLC	3/18/26	(7,169)
USD	76,939	JPY	12,114,931	UBS AG	3/18/26	(1,632)
KRW	566,369,100	USD	387,028	UBS AG	3/18/26	3,955
MXN	2,404,858	USD	130,878	Goldman Sachs & Co. LLC	3/18/26	6,198
USD	1,290,839	MXN	22,683,034	Bank of America NA	3/18/26	(2,078)
USD	56,628	MYR	232,310	Goldman Sachs & Co. LLC	3/18/26	(2,387)
USD	1,546,674	NZD	2,656,306	Morgan Stanley & Co. LLC	3/18/26	(55,237)
USD	353,313	PLN	1,283,106	Morgan Stanley & Co. LLC	3/18/26	(7,787)
SEK	1,125,720	USD	121,856	Morgan Stanley & Co. LLC	3/18/26	4,797
THB	4,637,226	USD	146,303	UBS AG	3/18/26	1,504
USD	233,645	ZAR	3,998,602	Goldman Sachs & Co. LLC	3/18/26	(13,106)
						$(21,062)

FUTURES CONTRACTS PURCHASED
Reference Entity	Contracts	Expiration Date	Notional Amount	Unrealized Appreciation (Depreciation)^
Australian 10-Year Government Bonds	27	March 2026	$2,052,214	$(12,989)
Canadian 10-Year Government Bonds	9	March 2026	800,294	(7,624)
Euro-BTP Italian Government 10-Year Bonds	5	March 2026	717,788	2,540
Euro-Bund 10-Year Bonds	6	March 2026	911,558	(1,646)
Euro-OAT 10-Year Bonds	9	March 2026	1,300,767	8,412
Japanese 10-Year Government Bonds	2	March 2026	1,700,827	(24,696)
Korean Treasury 10-Year Bonds	5	March 2026	385,404	(6,009)
U.K. Gilt 10-Year Bonds	7	March 2026	870,202	1,645
U.S. Treasury Ultra Bonds	11	March 2026	1,291,812	(6,704)
			$10,030,866	$(47,071)
^Amount represents value and unrealized appreciation (depreciation).

FUTURES CONTRACTS SOLD
Reference Entity	Contracts	Expiration Date	Notional Amount	Unrealized Appreciation (Depreciation)^
U.S. Treasury 2-Year Notes	44	March 2026	$9,173,656	$8,512
U.S. Treasury 5-Year Notes	4	March 2026	435,719	(203)
U.S. Treasury 10-Year Notes	9	March 2026	1,006,453	4,904
U.S. Treasury 10-Year Ultra Notes	11	March 2026	1,255,719	(240)
			$11,871,547	$12,973
^Amount represents value and unrealized appreciation (depreciation).

Schedule of Investments - Strategic Allocation: Aggressive Fund

CENTRALLY CLEARED CREDIT DEFAULT SWAP AGREEMENTS
Reference Entity	Type‡	Fixed Rate Received (Paid) Quarterly	Termination Date	Notional Amount	Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Value^
Markit CDX North America High Yield Index Series 45	Sell	5.00%	12/20/30	$8,811,000	$576,528	$213,351	$789,879
Markit iTraxx Europe Crossover Index Series 43	Sell	5.00%	6/20/30	EUR 1,549,056	154,262	58,370	212,632
					$730,790	$271,721	$1,002,511
‡The maximum potential amount the fund could be required to deliver as a seller of credit protection if a credit event occurs as defined under the terms of the agreement is the notional amount. The maximum potential amount may be partially offset by any recovery values of the reference entities and upfront payments received upon entering into the agreement.
^The value for credit default swap agreements serves as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability or profit at the period end. Increasing values in absolute terms when compared to the notional amount of the credit default swap agreement represent a deterioration of the referenced entity's credit soundness and an increased likelihood or risk of a credit event occurring as defined in the agreement.

CENTRALLY CLEARED TOTAL RETURN SWAP AGREEMENTS
Floating Rate Index	Pay/Receive Floating Rate Index at Termination	Fixed Rate	Termination Date	Notional Amount	Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Value
CPURNSA	Receive	2.44%	12/10/30	$3,000,000	$503	$4,614	$5,117
CPURNSA	Receive	2.43%	12/11/30	$6,350,000	524	10,643	11,167
CPURNSA	Receive	2.52%	2/3/31	$3,000,000	518	292	810
					$1,545	$15,549	$17,094

NOTES TO SCHEDULE OF INVESTMENTS
ADR	–	American Depositary Receipt
AUD	–	Australian Dollar
BAM	–	Build America Mutual Assurance Corp.
CAD	–	Canadian Dollar
CDX	–	Credit Derivatives Indexes
CHF	–	Swiss Franc
CNY	–	Chinese Yuan
CPURNSA	–	U.S. Consumer Price Index Urban Consumers Not Seasonally Adjusted Index
EUR	–	Euro
FHLMC	–	Federal Home Loan Mortgage Corp.
FNMA	–	Federal National Mortgage Association
GBP	–	British Pound
GDR	–	Global Depositary Receipt
GNMA	–	Government National Mortgage Association
GO	–	General Obligation
IDR	–	Indonesian Rupiah
JPY	–	Japanese Yen
KRW	–	South Korean Won
LOC	–	Letter of Credit
MXN	–	Mexican Peso
MYR	–	Malaysian Ringgit
NZD	–	New Zealand Dollar
PLN	–	Polish Zloty
SEK	–	Swedish Krona
SEQ	–	Sequential Payer
SOFR	–	Secured Overnight Financing Rate
TBA	–	To-Be-Announced. Security was purchased on a forward commitment basis with an approximate principal amount and maturity date. Actual principal amount and maturity date will be determined upon settlement.
THB	–	Thai Baht

Schedule of Investments - Strategic Allocation: Aggressive Fund

TRY	–	Turkish Lira
UMBS	–	Uniform Mortgage-Backed Securities
USD	–	United States Dollar
VRN	–	Variable Rate Note. The rate adjusts periodically based upon the terms set forth in the security’s offering documents. The rate shown is effective at the period end and the reference rate and spread, if any, is indicated. The security's effective maturity date may be shorter than the final maturity date shown.
ZAR	–	South African Rand
(1)Investments are funds within the American Century Investments family of funds and are considered affiliated funds.
(2)Non-income producing.
(3)Security, or a portion thereof, is on loan. At the period end, the aggregate value of securities on loan was $47,427,059. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(4)Security may be subject to resale, redemption or transferability restrictions.
(5)Security was purchased pursuant to Rule 144A or Section 4(2) under the Securities Act of 1933 and may be sold in transactions exempt from registration, normally to qualified institutional investors. The aggregate value of these securities at the period end was $23,008,912, which represented 3.1% of total net assets.
(6)When-issued security. The issue price and yield are fixed on the date of the commitment, but payment and delivery are scheduled for a future date.
(7)Security, or a portion thereof, has been pledged at the custodian bank or with a broker for collateral requirements on forward commitments, forward foreign currency exchange contracts, futures contracts and/or swap agreements. At the period end, the aggregate value of securities pledged was $1,667,859.
(8)The rate indicated is the yield to maturity at purchase for non-interest bearing securities. For interest bearing securities, the stated coupon rate is shown.
(9)Investment of cash collateral from securities on loan. At the period end, the aggregate value of the collateral held by the fund was $48,551,326, which includes securities collateral of $1,534,576.

AFFILIATED FUND TRANSACTIONS
A summary of transactions for each affiliated fund for the period ended January 31, 2026 follows (amounts in thousands):

Affiliated Fund(1)	Beginning Value	Purchase Cost	Sales Cost	Change in Net Unrealized Appreciation (Depreciation)	Ending Value	Ending Shares	Net Realized Gain (Loss)	Distributions Received(2)
American Century Diversified Corporate Bond ETF	$13,509	$1,240	—	$180	$14,929	315	—	$375
American Century Focused Dynamic Growth ETF(3)	40,654	302	$1,255	3,089	42,790	338	$1,325	—
American Century Focused Large Cap Value ETF	40,792	345	532	4,349	44,954	568	149	387
American Century Multisector Income ETF	24,418	—	—	267	24,685	557	—	696
American Century Quality Diversified International ETF	35,375	7,647	8,412	1,260	35,870	531	4,093	432
American Century Short Duration Strategic Income ETF	3,646	9,524	610	59	12,619	243	(2)	236
American Century U.S. Quality Growth ETF(4)	38,276	9,061	427	692	47,602	423	253	50
American Century U.S. Quality Value ETF(4)	37,487	7,952	—	4,695	50,134	731	—	442
Avantis Emerging Markets Equity ETF(4)	39,227	7,220	9,196	5,478	42,729	514	1,754	623
Avantis International Equity ETF(4)	26,334	7,904	4,727	4,551	34,062	392	349	373
Avantis International Small Cap Value ETF	10,082	2,104	701	2,260	13,745	136	431	192
Avantis U.S. Equity ETF	43,451	4,990	84	5,357	53,714	464	86	268
Avantis U.S. Small Cap Value ETF	12,592	122	2,987	(1,154)	8,573	78	3,331	102
	$365,843	$58,411	$28,931	$31,083	$426,406	5,290	$11,769	$4,176
(1)Investments are funds within the American Century Investments family of funds and are considered affiliated funds. Additional information and attributes of each affiliated fund are available at americancentury.com or avantisinvestors.com.
(2)Distributions received includes distributions from net investment income and from capital gains, if any.
(3)Non-income producing.
(4)Security, or a portion thereof, is on loan.

Schedule of Investments - Strategic Allocation: Aggressive Fund

FAIR VALUE MEASUREMENTS
The following is a summary of the fund’s valuation inputs as of period end.

	Level 1	Level 2	Level 3
Assets
Investment Securities
Affiliated Funds	$426,405,635	—	—
Common Stocks	153,501,483	$67,913,655	—
Corporate Bonds	—	17,888,414	—
U.S. Government Agency Mortgage-Backed Securities	—	14,955,733	—
U.S. Treasury Securities	—	14,661,950	—
Sovereign Governments and Agencies	—	9,235,190	—
Collateralized Mortgage Obligations	—	7,130,756	—
Convertible Preferred Securities	—	4,615,896	—
Asset-Backed Securities	—	3,262,244	—
Commercial Mortgage-Backed Securities	—	1,957,288	—
Exchange-Traded Funds	1,463,243	—	—
Preferred Securities	—	340,197	—
Municipal Securities	—	272,654	—
Rights	1,003	—	—
Short-Term Investments	54,052,648	2,145,322	—
	$635,424,012	$144,379,299	—
Other Financial Instruments
Futures Contracts	$13,416	$12,597	—
Swap Agreements	—	1,019,605	—
Forward Foreign Currency Exchange Contracts	—	132,766	—
	$13,416	$1,164,968	—

Liabilities
Other Financial Instruments
Futures Contracts	$7,147	$52,964	—
Forward Foreign Currency Exchange Contracts	—	153,828	—
	$7,147	$206,792	—

DERIVATIVE INSTRUMENTS
As of period end, the value of derivative instruments located on the Statement of Assets and Liabilities were as follows:

	Type of Risk Exposure
	Credit	Foreign Currency	Interest Rate	Other Contracts	Total
Asset Derivatives:
Receivable for variation margin on futures contracts*	—	—	$313,835	—	$313,835
Receivable for variation margin on swap agreements*	—	—	—	$15,095	15,095
Unrealized appreciation on forward foreign currency exchange contracts	—	$132,766	—	—	132,766
					$461,696
Liability Derivatives:
Payable for variation margin on futures contracts*	—	—	$281,699	—	$281,699
Payable for variation margin on swap agreements*	$32,862	—	—	—	32,862
Unrealized depreciation on forward foreign currency exchange contracts	—	$153,828	—	—	153,828
					$468,389
*Included in the unrealized appreciation (depreciation) on futures contracts or centrally cleared swap agreements, as applicable, as reported in the Schedule of Investments.

Schedule of Investments - Strategic Allocation: Aggressive Fund

The following is a summary of the effect of derivative instruments on the Statement of Operations for the period ended January 31, 2026.

	Type of Risk Exposure
	Credit	Foreign Currency	Interest Rate	Other Contracts	Total
Net realized gain (loss) on:
Forward foreign currency exchange transactions	—	$149,154	—	—	$149,154
Futures contract transactions	—	—	$(26,663)	—	(26,663)
Swap agreement transactions	$474,479	—	—	—	474,479
					$596,970
Change in net unrealized appreciation (depreciation) on:
Forward foreign currency exchange contracts	—	$(215,158)	—	—	$(215,158)
Futures contracts	—	—	$(21,392)	—	(21,392)
Swap agreements	$(34,982)	—	—	$15,549	(19,433)
					$(255,983)

See Notes to Financial Statements.

Statements of Assets and Liabilities

JANUARY 31, 2026 (UNAUDITED)
	Strategic Allocation: Conservative Fund	Strategic Allocation: Moderate Fund
Assets
Investment securities, at value	$168,867,949	$391,113,207
Investment securities - affiliated, at value	118,908,189	389,375,115
Investment made with cash collateral received for securities on loan, at value	641,135	13,099,329
Cash	2,730	—
Foreign currency holdings, at value	1,384	4,368
Receivable for investments sold	1,397,840	5,671,358
Receivable for capital shares sold	175,522	297,281
Receivable for variation margin on futures contracts	170,239	237,117
Unrealized appreciation on forward foreign currency exchange contracts	5,269	9,362
Interest and dividends receivable	564,347	1,472,495
Securities lending receivable	1,108	7,482
Other assets	—	15,422
	290,735,712	801,302,536

Liabilities
Disbursements in excess of demand deposit cash	—	33,972
Payable for collateral received for securities on loan	641,135	13,099,329
Payable for investments purchased	4,075,390	8,521,245
Payable for capital shares redeemed	271,137	954,274
Payable for variation margin on futures contracts	148,385	199,208
Payable for variation margin on swap agreements	10,260	15,229
Unrealized depreciation on forward foreign currency exchange contracts	225,605	434,687
Accrued management fees	140,757	366,649
Distribution and service fees payable	22,723	75,970
Accrued foreign taxes	200	271
	5,535,592	23,700,834

Net Assets	$285,200,120	$777,601,702

Net Assets Consist of:
Capital (par value and paid-in surplus)	$238,663,506	$586,883,218
Distributable earnings (loss)	46,536,614	190,718,484
	$285,200,120	$777,601,702

Investment securities, at cost	$155,578,722	$338,435,912
Investment securities on loan, at value	$644,130	$2,102,000
Investment securities - affiliated, at cost	$86,119,064	$260,451,546
Investment securities on loan - affiliated, at value	$1,160,311	$12,935,349
Investment made with cash collateral received for securities on loan, at cost	$641,135	$13,099,329
Foreign currency holdings, at cost	$18,319	$52,528

Statements of Assets and Liabilities

Fund/Class	Net Assets	Shares Outstanding	Net Asset Value Per Share
Strategic Allocation: Conservative Fund
Investor Class, $0.01 Par Value	$114,605,768	19,983,554	$5.74
I Class, $0.01 Par Value	$26,353,980	4,593,829	$5.74
A Class, $0.01 Par Value	$68,810,554	12,012,960	$5.73
Maximum Offering Price Per Share (Net asset value divide by 0.9425)			$6.08
C Class, $0.01 Par Value	$4,536,437	814,810	$5.57
R Class, $0.01 Par Value	$9,843,657	1,724,778	$5.71
R5 Class, $0.01 Par Value	$10,678	1,860	$5.74
R6 Class, $0.01 Par Value	$61,039,046	10,637,472	$5.74
Strategic Allocation: Moderate Fund
Investor Class, $0.01 Par Value	$237,555,356	34,298,530	$6.93
I Class, $0.01 Par Value	$86,324,674	12,454,326	$6.93
A Class, $0.01 Par Value	$268,608,303	38,984,334	$6.89
Maximum Offering Price Per Share (Net asset value divide by 0.9425)			$7.31
C Class, $0.01 Par Value	$8,883,590	1,337,530	$6.64
R Class, $0.01 Par Value	$26,266,067	3,858,079	$6.81
R5 Class, $0.01 Par Value	$12,847	1,852	$6.94
R6 Class, $0.01 Par Value	$149,950,865	21,691,656	$6.91
Maximum offering price per share was equal to the net asset value per share for all share classes, except A Class. The A Class may incur an initial sales charge and the A Class and C Class may be subject to a contingent deferred sales charge.

See Notes to Financial Statements.

Statements of Assets and Liabilities

JANUARY 31, 2026 (UNAUDITED)
Strategic Allocation: Aggressive Fund
Assets
Investment securities, at value	$306,380,926
Investment securities - affiliated, at value	426,405,635
Investment made with cash collateral received for securities on loan, at value	47,016,750
Cash	310,914
Foreign currency holdings, at value	5,231
Receivable for investments sold	3,480,213
Receivable for capital shares sold	355,476
Receivable for variation margin on futures contracts	313,835
Receivable for variation margin on swap agreements	15,095
Unrealized appreciation on forward foreign currency exchange contracts	132,766
Interest and dividends receivable	936,298
Securities lending receivable	9,131
Other assets	22,296
785,384,566

Liabilities
Payable for collateral received for securities on loan	47,016,750
Payable for investments purchased	4,100,848
Payable for capital shares redeemed	1,275,308
Payable for variation margin on futures contracts	281,699
Payable for variation margin on swap agreements	32,862
Unrealized depreciation on forward foreign currency exchange contracts	153,828
Accrued management fees	279,907
Distribution and service fees payable	51,949
Accrued foreign taxes	200
53,193,351

Net Assets	$732,191,215

Net Assets Consist of:
Capital (par value and paid-in surplus)	$506,694,126
Distributable earnings (loss)	225,497,089
$732,191,215

Investment securities, at cost	$247,746,784
Investment securities on loan, at value	$2,907,564
Investment securities - affiliated, at cost	$267,638,004
Investment securities on loan - affiliated, at value	$44,519,495
Investment made with cash collateral received for securities on loan, at cost	$47,016,750
Foreign currency holdings, at cost	$49,227

Statements of Assets and Liabilities

Fund/Class	Net Assets	Shares Outstanding	Net Asset Value Per Share
Strategic Allocation: Aggressive Fund
Investor Class, $0.01 Par Value	$263,822,876	30,120,604	$8.76
I Class, $0.01 Par Value	$33,523,490	3,877,884	$8.64
A Class, $0.01 Par Value	$162,221,761	18,240,964	$8.89
Maximum Offering Price Per Share (Net asset value divide by 0.9425)			$9.43
C Class, $0.01 Par Value	$13,093,538	1,536,295	$8.52
R Class, $0.01 Par Value	$15,304,140	1,722,226	$8.89
R5 Class, $0.01 Par Value	$101,188	11,695	$8.65
R6 Class, $0.01 Par Value	$244,124,222	28,390,479	$8.60
Maximum offering price per share was equal to the net asset value per share for all share classes, except A Class. The A Class may incur an initial sales charge and the A Class and C Class may be subject to a contingent deferred sales charge.

See Notes to Financial Statements.

Statements of Operations

FOR THE SIX MONTHS ENDED JANUARY 31, 2026 (UNAUDITED)
	Strategic Allocation: Conservative Fund	Strategic Allocation: Moderate Fund
Investment Income (Loss)
Income:
Interest	$2,261,106	$4,089,028
Income distributions from affiliated funds	1,538,013	4,349,884
Dividends	424,083	1,541,796
Securities lending, net	7,480	24,827
Less foreign taxes withheld	(12,414)	(51,359)
	4,218,268	9,954,176

Expenses:
Management fees	1,291,572	3,894,802
Distribution and service fees:
A Class	87,334	336,807
C Class	23,341	46,126
R Class	24,332	67,120
Directors' fees and expenses	4,159	11,218
Other expenses	7,062	21,706
	1,437,800	4,377,779
Fees waived	(439,277)	(1,677,611)
	998,523	2,700,168

Net investment income (loss)	3,219,745	7,254,008

Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment transactions*	2,392,354	11,015,087
Sales of investments in affiliated funds	2,912,327	13,182,597
Forward foreign currency exchange contract transactions	133,209	165,434
Futures contract transactions	(70,947)	135,775
Swap agreement transactions	25,721	3,599
Foreign currency translation transactions	9,250	6,497
	5,401,914	24,508,989

Change in net unrealized appreciation (depreciation) on:
Investments**	2,645,405	4,727,712
Investments in affiliated funds	5,344,616	21,920,579
Forward foreign currency exchange contracts	(509,045)	(856,115)
Futures contracts	(4,783)	(75,431)
Swap agreements	52,020	317,495
Translation of assets and liabilities in foreign currencies	5,934	7,249
	7,534,147	26,041,489

Net realized and unrealized gain (loss)	12,936,061	50,550,478

Net Increase (Decrease) in Net Assets Resulting from Operations	$16,155,806	$57,804,486

*Net of foreign tax expenses paid (refunded)	$438	$1,503
**Includes (increase) decrease in accrued foreign taxes	$54	$253

See Notes to Financial Statements.

Statements of Operations

FOR THE SIX MONTHS ENDED JANUARY 31, 2026 (UNAUDITED)
Strategic Allocation: Aggressive Fund
Investment Income (Loss)
Income:
Interest	$2,119,815
Income distributions from affiliated funds	4,175,808
Dividends	1,735,560
Securities lending, net	33,342
Less foreign taxes withheld	(55,162)
8,009,363

Expenses:
Management fees	3,704,634
Distribution and service fees:
A Class	200,944
C Class	66,792
R Class	38,200
Directors' fees and expenses	10,534
Other expenses	26,076
4,047,180
Fees waived	(1,984,895)
2,062,285

Net investment income (loss)	5,947,078

Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment transactions*	9,735,599
Sales of investments in affiliated funds	11,768,659
Forward foreign currency exchange contract transactions	149,154
Futures contract transactions	(26,663)
Swap agreement transactions	474,479
Foreign currency translation transactions	(15,910)
22,085,318

Change in net unrealized appreciation (depreciation) on:
Investments**	6,540,512
Investments in affiliated funds	31,083,295
Forward foreign currency exchange contracts	(215,158)
Futures contracts	(21,392)
Swap agreements	(19,433)
Translation of assets and liabilities in foreign currencies	15,946
37,383,770

Net realized and unrealized gain (loss)	59,469,088

Net Increase (Decrease) in Net Assets Resulting from Operations	$65,416,166

*Net of foreign tax expenses paid (refunded)	$438
**Includes (increase) decrease in accrued foreign taxes	$74

See Notes to Financial Statements.

Statements of Changes in Net Assets

SIX MONTHS ENDED JANUARY 31, 2026 (UNAUDITED) AND YEAR ENDED JULY 31, 2025
	Strategic Allocation: Conservative Fund		Strategic Allocation: Moderate Fund
Increase (Decrease) in Net Assets	January 31, 2026	July 31, 2025	January 31, 2026	July 31, 2025
Operations
Net investment income (loss)	$3,219,745	$7,107,385	$7,254,008	$15,682,195
Net realized gain (loss)	5,401,914	8,087,400	24,508,989	27,713,541
Change in net unrealized appreciation (depreciation)	7,534,147	7,534,066	26,041,489	28,730,066
Net increase (decrease) in net assets resulting from operations	16,155,806	22,728,851	57,804,486	72,125,802

Distributions to Shareholders
From earnings:
Investor Class	(4,783,336)	(7,915,559)	(13,689,240)	(12,881,685)
I Class	(1,126,100)	(1,642,258)	(4,837,413)	(4,375,192)
A Class	(2,858,352)	(4,782,252)	(15,371,488)	(13,966,120)
C Class	(173,111)	(295,530)	(496,989)	(563,765)
R Class	(389,045)	(602,952)	(1,471,707)	(1,395,997)
R5 Class	(371)	(565)	(592)	(512)
R6 Class	(2,709,453)	(4,338,973)	(8,910,494)	(8,446,444)
Decrease in net assets from distributions	(12,039,768)	(19,578,089)	(44,777,923)	(41,629,715)

Capital Share Transactions
Net increase (decrease) in net assets from capital share transactions (Note 5)	4,246,499	(49,930,001)	24,767,280	(44,786,757)

Net increase (decrease) in net assets	8,362,537	(46,779,239)	37,793,843	(14,290,670)

Net Assets
Beginning of period	276,837,583	323,616,822	739,807,859	754,098,529
End of period	$285,200,120	$276,837,583	$777,601,702	$739,807,859

See Notes to Financial Statements.

Statements of Changes in Net Assets

SIX MONTHS ENDED JANUARY 31, 2026 (UNAUDITED) AND YEAR ENDED JULY 31, 2025
	Strategic Allocation: Aggressive Fund
Increase (Decrease) in Net Assets	January 31, 2026	July 31, 2025
Operations
Net investment income (loss)	$5,947,078	$12,991,204
Net realized gain (loss)	22,085,318	29,653,354
Change in net unrealized appreciation (depreciation)	37,383,770	35,328,306
Net increase (decrease) in net assets resulting from operations	65,416,166	77,972,864

Distributions to Shareholders
From earnings:
Investor Class	(16,883,866)	(15,941,418)
I Class	(2,247,136)	(2,153,201)
A Class	(9,946,306)	(9,269,895)
C Class	(745,102)	(735,773)
R Class	(911,531)	(824,049)
R5 Class	(1,095)	(901)
R6 Class	(16,947,529)	(14,489,592)
Decrease in net assets from distributions	(47,682,565)	(43,414,829)

Capital Share Transactions
Net increase (decrease) in net assets from capital share transactions (Note 5)	19,671,547	(2,284,258)

Net increase (decrease) in net assets	37,405,148	32,273,777

Net Assets
Beginning of period	694,786,067	662,512,290
End of period	$732,191,215	$694,786,067

See Notes to Financial Statements.

Notes to Financial Statements

JANUARY 31, 2026 (UNAUDITED)

1. Organization

American Century Strategic Asset Allocations, Inc. (the corporation) is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company and is organized as a Maryland corporation. Each fund is an asset allocation fund, meaning that it diversifies its investments among equity securities, bonds and money market instruments. The funds may invest in varying combinations of other affiliated investment companies such as mutual funds and exchange-traded funds advised by American Century Investments (affiliated funds). The financial statements herein relate to the following funds and the respective share classes offered by the corporation.

Strategic Allocation: Conservative Fund	Investor, I, A, C, R, R5, R6
Strategic Allocation: Moderate Fund	Investor, I, A, C, R, R5, R6
Strategic Allocation: Aggressive Fund	Investor, I, A, C, R, R5, R6

Each fund represents a single operating segment as its operating results are monitored as a whole and the long-term asset allocation is determined in accordance with its prospectus, based on defined investment objectives executed by the fund’s portfolio management team. The President of the funds serves as the chief operating decision maker (CODM). A fund's income, expenses, assets, and performance are regularly monitored and assessed by the CODM, using the information consistent with that presented in the financial statements and financial highlights.

2. Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the funds in preparation of their financial statements. Each fund is an investment company and follows accounting and reporting guidance in accordance with accounting principles generally accepted in the United States of America. This may require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from these estimates. Management evaluated the impact of events or transactions occurring through the date the financial statements were issued that would merit recognition or disclosure.

Investment Valuations — Each fund determines the fair value of its investments and computes its net asset value (NAV) per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The value of a fund's investments is determined by American Century Investment Management, Inc. (ACIM) (the investment advisor), as the valuation designee, pursuant to its valuation policies and procedures. The Board of Directors oversees the valuation designee and reviews its valuation policies and procedures at least annually.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price.

Fixed income securities are valued at the evaluated mean as provided by independent pricing services or at the mean of the most recent bid and asked prices as provided by investment dealers. Corporate bonds, U.S. Treasury and Government Agency securities, bank loan obligations, municipal securities, convertible bonds and sovereign governments and agencies are valued using market models that consider trade data, quotations from dealers and active market makers, relevant yield curve and spread data, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information. Mortgage-related and asset-backed securities are valued based on models that consider trade data, prepayment and default projections, benchmark yield and spread data and estimated cash flows of each tranche of the issuer. Collateralized loan obligations are valued based on discounted cash flow models that consider trade and economic data, prepayment assumptions and default projections. Commercial paper and certificates of deposit are valued using a curve-based approach that considers money market rates for specific instruments, programs, currencies and maturity points from a variety of active market makers.

Hybrid securities are valued at the evaluated mean as provided by independent pricing services or at the mean of the most recent bid and asked prices as provided by investment dealers. Preferred securities and convertible preferred securities with perpetual maturities are valued using market models that consider trade data, quotations from dealers and active market makers, relevant yield curve and spread data, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information.

Open-end management investment companies are valued at the reported NAV per share. Exchange-traded futures contracts are valued at the settlement price as provided by the appropriate exchange. Swap agreements are valued at an evaluated mean as provided by independent pricing services or independent brokers. Forward foreign currency exchange contracts are valued at the mean of the appropriate forward exchange rate at the close of the NYSE as provided by an independent pricing service.

If the valuation designee determines that the market price for a portfolio security is not readily available or is believed by the valuation designee to be unreliable, such security is valued at fair value as determined in good faith by the valuation designee, in accordance with its policies and procedures. Circumstances that may cause a fund to determine that market quotations are not available or reliable include, but are not limited to: when there is a significant event subsequent to the market quotation; trading in a security has been halted during the trading day; or trading in a security is insufficient or did not take place due to a closure or holiday.

The valuation designee monitors for significant events occurring after the close of an investment’s primary exchange but before the NAV per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; regulatory news, governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The valuation designee also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that it deems appropriate. The valuation designee may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

Fair Value Measurements — The investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by a fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments. The Schedule of Investments provides additional information on a fund's level classifications.

Foreign Currency Translations — All assets and liabilities, including investment securities and other financial instruments, initially expressed in foreign currencies are translated into U.S. dollars each day at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service. A fund may enter into spot foreign currency exchange contracts to facilitate transactions denominated in a foreign currency. Purchases and sales of investment securities, dividend and interest income, spot foreign currency exchange contracts, and expenses are translated at the rates of exchange prevailing on the respective dates of such transactions. Net realized and unrealized foreign currency exchange gains or losses related to investment securities are a component of net realized gain (loss) on investment transactions and change in net unrealized appreciation (depreciation) on investments, respectively.

Security Transactions — Security transactions are accounted for as of the trade date. Net realized gains and losses are determined on the identified cost basis, which is also used for federal income tax purposes. Certain countries impose taxes on realized gains on the sale of securities registered in their country. A fund records the foreign tax expense, if any, on an accrual basis. The foreign tax expense on realized gains and unrealized appreciation reduces the net realized gain (loss) on investment transactions and net unrealized appreciation (depreciation) on investments, respectively.

Investment Income — Dividend income less foreign taxes withheld, if any, is recorded as of the ex-dividend date. Income and capital gain distributions, if any, from the affiliated funds are recorded as of the ex-dividend date. Distributions received on securities that represent a return of capital or long-term capital gain are recorded as a reduction of cost of investments and/or as a realized gain. A fund may estimate the components of distributions received that may be considered nontaxable distributions or long-term capital gain distributions for income tax purposes. Interest income less foreign taxes withheld, if any, is recorded on the accrual basis and includes paydown gain (loss) and accretion of discounts and amortization of premiums. Inflation adjustments related to inflation-linked debt securities are reflected as interest income. Securities lending income is net of fees and rebates earned by the lending agent for its services.

Forward Commitments — A fund may engage in securities transactions on a forward commitment basis. In these transactions, the securities’ prices and yields are fixed on the date of the commitment. A fund may sell a to-be-announced (TBA) security and at the same time make a commitment to purchase the same security at a future date at a specified price. Conversely, a fund may purchase a TBA security and at the same time make a commitment to sell the same security at a future date at a specified price. These types of transactions are known as “TBA roll” transactions and are accounted for as purchases and sales. A fund will segregate cash, cash equivalents or other appropriate liquid securities on its records in amounts sufficient to meet the purchase price.

Income Tax Status — It is each fund's policy to distribute substantially all net investment income and net realized gains to shareholders and to otherwise qualify as a regulated investment company under provisions of the Internal Revenue Code. Accordingly, no provision has been made for income taxes. A fund files U.S. federal, state, local and non-U.S. tax returns as applicable. A fund's tax returns are subject to examination by the relevant taxing authority until expiration of the applicable statute of limitations, which is generally three years from the date of filing but can be longer in certain jurisdictions. At this time, management believes there are no uncertain tax positions which, based on their technical merit, would not be sustained upon examination and for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Multiple Class — All shares of a fund represent an equal pro rata interest in the net assets of the class to which such shares belong, and have identical voting, dividend, liquidation and other rights and the same terms and conditions, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes. Income, non-class specific expenses, and realized and unrealized capital gains and losses of a fund are allocated to each class of shares based on their relative net assets.

Distributions to Shareholders — Distributions to shareholders are recorded on the ex-dividend date in a manner consistent with provisions of the 1940 Act. A fund may elect to treat a portion of its payment to a redeeming shareholder, which represents the pro rata share of undistributed net investment income and net realized gains, as a distribution for federal income tax purposes (tax equalization). Distributions from net realized gains, if any, are generally declared and paid annually. Distributions from net investment income, if any, are generally declared and paid as follows:

Strategic Allocation: Conservative Fund	Quarterly
Strategic Allocation: Moderate Fund	Quarterly
Strategic Allocation: Aggressive Fund	Annually

Indemnifications — Under the corporation’s organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to a fund. In addition, in the normal course of business, a fund may enter into contracts that provide general indemnifications. The maximum exposure under these arrangements is unknown as this would involve future claims that may be made against a fund. The risk of material loss from such claims is considered by management to be remote.

Securities Lending — Securities are lent to qualified financial institutions and brokers. State Street Bank & Trust Co. serves as securities lending agent to the funds pursuant to a Securities Lending Agreement. The lending of securities exposes a fund to risks such as: the borrowers may fail to return the loaned securities, the borrowers may not be able to provide additional collateral, a fund may experience delays in recovery of the loaned securities or delays in access to collateral, or a fund may experience losses related to the investment collateral. To minimize certain risks, loan counterparties pledge collateral in the form of cash and/or securities. The lending agent has agreed to indemnify the funds in the case of default of any securities borrowed. Cash collateral received is invested in the State Street Navigator Securities Lending Government Money Market Portfolio, a money market mutual fund registered under the 1940 Act. The loans may also be secured by U.S. government securities in an amount at least equal to the market value of the securities loaned, plus accrued interest and dividends, determined on a daily basis and adjusted accordingly. By lending securities, a fund seeks to increase its net investment income through the receipt of interest and fees. Such income is reflected separately within the Statement of Operations. The value of loaned securities and related collateral outstanding at period end, if any, are shown on a gross basis within the Schedule of Investments and Statement of Assets and Liabilities, and the remaining contractual maturities of any securities lending transactions are considered overnight and continuous.

3. Fees and Transactions with Related Parties

Certain officers and directors of the corporation are also officers and/or directors of American Century Companies, Inc. (ACC). The corporation's investment advisor, ACIM, the corporation's distributor, American Century Investment Services, Inc. (ACIS), and the corporation's transfer agent, American Century Services, LLC, are wholly owned, directly or indirectly, by ACC.  ACIM serves as the investment advisor for the affiliated funds.

Management Fees — The corporation has entered into a management agreement with ACIM, under which ACIM provides each fund with investment advisory and management services in exchange for a single, unified management fee (the fee) per class. The agreement provides that ACIM will pay all expenses of managing and operating a fund, except brokerage expenses, taxes, interest, fees and expenses of the independent directors (including legal counsel fees), extraordinary expenses, and expenses incurred in connection with the provision of shareholder services and distribution services under a plan adopted pursuant to Rule 12b-1 under the 1940 Act. The fee is computed and accrued daily based on the daily net assets of each class and paid monthly in arrears. The difference in the fee among the classes is a result of their separate arrangements for non-Rule 12b-1 shareholder services. It is not the result of any difference in advisory or custodial fees or other expenses related to the management of a fund's assets, which do not vary by class. The rate of the fee is determined by applying a fee rate calculation formula. This formula takes into account a fund's assets as well as certain assets, if any, of other clients of the investment advisor outside the American Century Investments family of funds (such as subadvised funds and separate accounts), as well as exchange-traded funds managed by the investment advisor, that use very similar investment teams and strategies (strategy assets). The investment advisor will waive the portion of a fund's management fee equal to the expenses attributable to the management fees of the funds advised by American Century Investments in which a fund invests (the underlying funds waiver). The amount of the underlying funds waiver will fluctuate depending on a fund's daily allocation to such funds. This waiver is expected to remain in effect permanently and it cannot be terminated without the approval of the Board of Directors.

The management fee schedule range and the effective annual management fee including any waiver impacts for the period ended January 31, 2026 are as follows:

	Management Fee Schedule Range	Effective Annual Management Fee		Management Fee Waived
Strategic Allocation: Conservative Fund		Before Waiver	After Waiver
Investor Class	0.80% to 1.00%	1.00%	0.69%	$175,134
I Class	0.60% to 0.80%	0.80%	0.49%	$39,002
A Class	0.80% to 1.00%	1.00%	0.69%	$107,661
C Class	0.80% to 1.00%	1.00%	0.69%	$7,189
R Class	0.80% to 1.00%	1.00%	0.69%	$15,001
R5 Class	0.60% to 0.80%	0.80%	0.49%	$13
R6 Class	0.45% to 0.65%	0.65%	0.34%	$95,277
In addition to the underlying funds waiver, the investment advisor agreed to waive 0.19% of the fund's management fee. The investment advisor expects this waiver to continue until November 30, 2026 and cannot terminate it prior to such date without the approval of the Board of Directors.

	Management Fee Schedule Range	Effective Annual Management Fee		Management Fee Waived
Strategic Allocation: Moderate Fund		Before Waiver	After Waiver
Investor Class	0.90% to 1.10%	1.10%	0.66%	$512,654
I Class	0.70% to 0.90%	0.90%	0.46%	$175,871
A Class	0.90% to 1.10%	1.10%	0.66%	$586,883
C Class	0.90% to 1.10%	1.10%	0.66%	$20,081
R Class	0.90% to 1.10%	1.10%	0.66%	$58,453
R5 Class	0.70% to 0.90%	0.90%	0.46%	$22
R6 Class	0.55% to 0.75%	0.75%	0.31%	$323,647
In addition to the underlying funds waiver, the investment advisor agreed to waive 0.29% of the fund's management fee. The investment advisor expects this waiver to continue until November 30, 2026 and cannot terminate it prior to such date without the approval of the Board of Directors.

	Management Fee Schedule Range	Effective Annual Management Fee		Management Fee Waived
Strategic Allocation: Aggressive Fund		Before Waiver	After Waiver
Investor Class	0.90% to 1.15%	1.15%	0.60%	$713,262
I Class	0.70% to 0.95%	0.95%	0.40%	$90,564
A Class	0.90% to 1.15%	1.15%	0.60%	$441,075
C Class	0.90% to 1.15%	1.15%	0.60%	$36,635
R Class	0.90% to 1.15%	1.15%	0.60%	$41,920
R5 Class	0.70% to 0.95%	0.95%	0.40%	$70
R6 Class	0.55% to 0.80%	0.80%	0.25%	$661,369
In addition to the underlying funds waiver, the investment advisor agreed to waive 0.37% of the fund's management fee. The investment advisor expects this waiver to continue until November 30, 2026 and cannot terminate it prior to such date without the approval of the Board of Directors.

Distribution and Service Fees — The Board of Directors has adopted a separate Master Distribution and Individual Shareholder Services Plan for each of the A Class, C Class and R Class (collectively the plans), pursuant to Rule 12b-1 of the 1940 Act. The plans provide that the A Class will pay ACIS an annual distribution and service fee of 0.25%. The plans provide that the C Class will pay ACIS an annual distribution and service fee of 1.00%, of which 0.25% is paid for individual shareholder services and 0.75% is paid for distribution services. The plans provide that the R Class will pay ACIS an annual distribution and service fee of 0.50%. The fees are computed and accrued daily based on each class’s daily net assets and paid monthly in arrears. The fees are used to pay financial intermediaries for distribution and individual shareholder services. Fees incurred under the plans during the period ended January 31, 2026 are detailed in the Statement of Operations.

Directors' Fees and Expenses — The Board of Directors is responsible for overseeing the investment advisor’s management and operations of the funds. The directors receive detailed information about the funds and their investment advisor regularly throughout the year, and meet at least quarterly with management of the investment advisor to review reports about fund operations. The funds' officers do not receive compensation from the funds.

Other Expenses — A fund’s other expenses may include interest charges, clearing exchange fees, proxy solicitation expenses, fees associated with the recovery of foreign tax reclaims and other miscellaneous expenses.

Interfund Transactions — A fund may enter into security transactions with other American Century Investments funds and other client accounts of the investment advisor, in accordance with the 1940 Act rules and procedures adopted by the Board of Directors. The rules and procedures require, among other things, that these transactions be effected at the independent current market price of the security. During the period, the interfund purchases and sales and the effect of interfund transactions on the Statement of Operations were as follows:

	Interfund Purchases	Interfund Sales	Net Realized Gain (loss) on Investment Transactions
Strategic Allocation: Conservative Fund	$5,070	$533,512	$24,562
Strategic Allocation: Moderate Fund	$3,785	$459,630	$38,417
Strategic Allocation: Aggressive Fund	$872,395	$193,000	$42,873

4. Investment Transactions

Investment transactions, excluding short-term investments, for the period ended January 31, 2026 were as follows:

	Strategic Allocation: Conservative Fund	Strategic Allocation: Moderate Fund	Strategic Allocation: Aggressive Fund
Purchases of U.S. Treasury and Government Agency obligations	$37,038,344	$73,264,736	$40,234,728
Purchases of other investment securities	$70,748,689	$189,212,790	$182,390,711
Total Purchases	$107,787,033	$262,477,526	$222,625,439

Sales of U.S. Treasury and Government Agency obligations	$49,177,193	$91,414,825	$70,263,518
Sales of other investment securities	$68,965,574	$198,577,798	$170,719,896
Total Sales	$118,142,767	$289,992,623	$240,983,414

5. Capital Share Transactions

Transactions in shares of the funds were as follows:

	Six months ended January 31, 2026		Year ended July 31, 2025
	Shares	Amount	Shares	Amount
Strategic Allocation: Conservative Fund
Investor Class/Shares Authorized	500,000,000		500,000,000
Sold	1,137,782	$6,574,196	1,490,304	$8,289,788
Issued in reinvestment of distributions	815,218	4,613,086	1,407,775	7,700,061
Redeemed	(1,530,580)	(8,833,664)	(4,096,470)	(22,980,226)
	422,420	2,353,618	(1,198,391)	(6,990,377)
I Class/Shares Authorized	120,000,000		120,000,000
Sold	630,076	3,648,623	966,054	5,401,287
Issued in reinvestment of distributions	198,925	1,125,792	300,062	1,641,810
Redeemed	(285,590)	(1,651,708)	(1,276,534)	(7,128,990)
	543,411	3,122,707	(10,418)	(85,893)
A Class/Shares Authorized	270,000,000		270,000,000
Sold	572,802	3,303,078	1,171,852	6,529,900
Issued in reinvestment of distributions	499,564	2,826,196	864,147	4,723,423
Redeemed	(1,192,760)	(6,867,280)	(2,955,912)	(16,554,869)
	(120,394)	(738,006)	(919,913)	(5,301,546)
C Class/Shares Authorized	70,000,000		70,000,000
Sold	46,870	263,354	117,538	630,221
Issued in reinvestment of distributions	31,510	173,061	55,594	295,451
Redeemed	(97,746)	(550,571)	(282,526)	(1,531,691)
	(19,366)	(114,156)	(109,394)	(606,019)
R Class/Shares Authorized	50,000,000		50,000,000
Sold	92,699	533,856	199,152	1,098,983
Issued in reinvestment of distributions	68,940	388,524	110,471	601,463
Redeemed	(129,410)	(745,012)	(349,746)	(1,968,347)
	32,229	177,368	(40,123)	(267,901)
R5 Class/Shares Authorized	150,000,000		150,000,000
Sold	346	1,981	—	—
Issued in reinvestment of distributions	65	371	104	565
	411	2,352	104	565
R6 Class/Shares Authorized	235,000,000		235,000,000
Sold	941,487	5,452,396	4,610,710	25,611,181
Issued in reinvestment of distributions	478,638	2,709,453	793,089	4,338,973
Redeemed	(1,505,712)	(8,719,233)	(11,634,447)	(66,628,984)
	(85,587)	(557,384)	(6,230,648)	(36,678,830)
Net increase (decrease)	773,124	$4,246,499	(8,508,783)	$(49,930,001)

	Six months ended January 31, 2026		Year ended July 31, 2025
	Shares	Amount	Shares	Amount
Strategic Allocation: Moderate Fund
Investor Class/Shares Authorized	790,000,000		790,000,000
Sold	2,499,352	$17,559,886	2,358,019	$15,587,240
Issued in reinvestment of distributions	1,952,543	13,254,477	1,943,728	12,595,148
Redeemed	(3,430,745)	(24,021,682)	(7,203,685)	(47,572,263)
	1,021,150	6,792,681	(2,901,938)	(19,389,875)
I Class/Shares Authorized	380,000,000		380,000,000
Sold	2,281,503	15,976,682	2,495,739	16,544,258
Issued in reinvestment of distributions	712,130	4,835,018	674,379	4,373,097
Redeemed	(1,359,642)	(9,535,675)	(4,018,444)	(26,448,731)
	1,633,991	11,276,025	(848,326)	(5,531,376)
A Class/Shares Authorized	670,000,000		670,000,000
Sold	1,591,916	11,113,316	3,018,713	19,759,330
Issued in reinvestment of distributions	2,217,410	14,959,780	2,109,144	13,594,280
Redeemed	(3,431,858)	(23,854,010)	(6,991,352)	(45,773,184)
	377,468	2,219,086	(1,863,495)	(12,419,574)
C Class/Shares Authorized	160,000,000		160,000,000
Sold	38,220	256,383	151,927	969,280
Issued in reinvestment of distributions	76,259	496,444	90,523	563,312
Redeemed	(194,696)	(1,311,914)	(759,685)	(4,764,700)
	(80,217)	(559,087)	(517,235)	(3,232,108)
R Class/Shares Authorized	90,000,000		90,000,000
Sold	191,810	1,319,699	406,645	2,638,839
Issued in reinvestment of distributions	220,824	1,471,667	219,084	1,395,932
Redeemed	(493,935)	(3,426,636)	(907,775)	(5,932,716)
	(81,301)	(635,270)	(282,046)	(1,897,945)
R5 Class/Shares Authorized	50,000,000		50,000,000
Sold	379	2,616	—	—
Issued in reinvestment of distributions	87	592	78	512
	466	3,208	78	512
R6 Class/Shares Authorized	295,000,000		295,000,000
Sold	1,899,221	13,297,093	3,956,287	26,091,837
Issued in reinvestment of distributions	1,315,840	8,910,494	1,305,795	8,446,444
Redeemed	(2,360,303)	(16,536,950)	(5,573,742)	(36,854,672)
	854,758	5,670,637	(311,660)	(2,316,391)
Net increase (decrease)	3,726,315	$24,767,280	(6,724,622)	$(44,786,757)

	Six months ended January 31, 2026		Year ended July 31, 2025
	Shares	Amount	Shares	Amount
Strategic Allocation: Aggressive Fund
Investor Class/Shares Authorized	550,000,000		550,000,000
Sold	910,020	$8,050,533	2,020,800	$16,540,941
Issued in reinvestment of distributions	1,960,121	16,680,628	1,986,899	15,716,369
Redeemed	(1,942,787)	(17,239,055)	(5,532,584)	(45,363,863)
	927,354	7,492,106	(1,524,885)	(13,106,553)
I Class/Shares Authorized	150,000,000		150,000,000
Sold	302,228	2,649,308	509,819	4,146,780
Issued in reinvestment of distributions	264,352	2,220,560	273,931	2,139,399
Redeemed	(444,570)	(3,888,502)	(1,107,150)	(9,006,081)
	122,010	981,366	(323,400)	(2,719,902)
A Class/Shares Authorized	325,000,000		325,000,000
Sold	810,077	7,282,497	1,708,040	14,196,612
Issued in reinvestment of distributions	1,130,328	9,766,031	1,134,414	9,098,002
Redeemed	(1,574,856)	(14,086,598)	(3,193,923)	(26,428,667)
	365,549	2,961,930	(351,469)	(3,134,053)
C Class/Shares Authorized	90,000,000		90,000,000
Sold	85,646	733,232	246,805	1,953,203
Issued in reinvestment of distributions	89,880	745,102	95,431	735,773
Redeemed	(215,216)	(1,848,171)	(472,996)	(3,746,801)
	(39,690)	(369,837)	(130,760)	(1,057,825)
R Class/Shares Authorized	50,000,000		50,000,000
Sold	96,311	862,328	226,741	1,870,832
Issued in reinvestment of distributions	104,479	902,695	101,876	817,046
Redeemed	(173,300)	(1,549,141)	(384,785)	(3,209,034)
	27,490	215,882	(56,168)	(521,156)
R5 Class/Shares Authorized	50,000,000		50,000,000
Sold	9,809	84,451	79	646
Issued in reinvestment of distributions	130	1,095	115	901
Redeemed	(5)	(46)	(11)	(95)
	9,934	85,500	183	1,452
R6 Class/Shares Authorized	455,000,000		455,000,000
Sold	2,876,728	25,253,984	5,487,469	44,331,393
Issued in reinvestment of distributions	2,029,644	16,947,529	1,864,812	14,489,592
Redeemed	(3,887,057)	(33,896,913)	(5,013,458)	(40,567,206)
	1,019,315	8,304,600	2,338,823	18,253,779
Net increase (decrease)	2,431,962	$19,671,547	(47,676)	$(2,284,258)

6. Derivative Instruments

A fund may invest in various types of derivative instruments as permitted by its investment objectives and policies. The following is a summary of the primary underlying risks and derivative strategies used during the period. The Schedule of Investments provides additional information on the value and effect of a fund’s derivative instruments activity.

Credit Risk — The funds may be subject to credit risk in the normal course of pursuing their investment objectives. The value of a bond generally declines as the credit quality of its issuer declines. Credit default swap agreements enable a fund to buy/sell protection against a credit event of a specific issuer or index. A fund may attempt to enhance returns by selling protection or attempt to mitigate credit risk by buying protection. The buyer/seller of credit protection against a security or basket of securities may pay/receive an up-front or periodic payment to compensate for/against potential default events. Changes in value, including the periodic amounts of interest to be paid or received on swap agreements, are recorded as unrealized appreciation (depreciation) on swap agreements. Upon entering into a centrally cleared swap, a fund is required to deposit cash or securities (initial margin) with a financial intermediary in an amount equal to a certain percentage of the notional amount. A fund may incur charges or earn income on cash deposit balances, which are reflected in interest expenses or interest income, respectively. Subsequent payments (variation margin) are made or received daily, in cash, by a fund. The variation margin is equal to the daily change in the value and is a component of unrealized gains and losses. Realized gain or loss is recorded upon receipt or payment of a periodic settlement or termination of swap agreements. Net realized and unrealized gains or losses occurring during the holding period of swap agreements are a component of net realized gain (loss) on swap agreement transactions and change in net unrealized appreciation (depreciation) on swap agreements, respectively. The risks of entering into swap agreements include the possible lack of liquidity, failure of the counterparty to meet its obligations, and that there may be unfavorable changes in the underlying investments or instruments. The average notional exposure to credit risk derivative instruments held during the period was as follows:

Strategic Allocation: Conservative Fund	$11,519,907
Strategic Allocation: Moderate Fund	$17,529,549
Strategic Allocation: Aggressive Fund	$15,866,028

Foreign Currency Risk — The funds may be subject to foreign currency exchange rate risk in the normal course of pursuing their investment objectives. The value of foreign investments held by a fund may be significantly affected by changes in foreign currency exchange rates. The dollar value of a foreign security generally decreases when the value of the dollar rises against the foreign currency in which the security is denominated and tends to increase when the value of the dollar declines against such foreign currency. A fund may enter into forward foreign currency exchange contracts to reduce a fund's exposure to foreign currency exchange rate fluctuations or to gain exposure to the fluctuations in the value of foreign currencies. A fund will segregate cash, cash equivalents or other appropriate liquid securities on its records in amounts sufficient to meet requirements. The net U.S. dollar value of foreign currency underlying all contractual commitments held by a fund and the resulting unrealized appreciation or depreciation are determined daily. Realized gain or loss is recorded upon settlement of the contract. Net realized and unrealized gains or losses occurring during the holding period of forward foreign currency exchange contracts are a component of net realized gain (loss) on forward foreign currency exchange contract transactions and change in net unrealized appreciation (depreciation) on forward foreign currency exchange contracts, respectively. A fund bears the risk of an unfavorable change in the foreign currency exchange rate underlying the forward contract. Additionally, losses, up to the fair value, may arise if the counterparties do not perform under the contract terms. The average U.S. dollar exposure to foreign currency risk derivative instruments held during the period was as follows:

Strategic Allocation: Conservative Fund	$16,523,992
Strategic Allocation: Moderate Fund	$28,660,274
Strategic Allocation: Aggressive Fund	$30,384,758

Interest Rate Risk — The funds may be subject to interest rate risk in the normal course of pursuing their investment objectives. The value of bonds generally declines as interest rates rise. A fund may enter into futures contracts based on a bond index or a specific underlying security. A fund may purchase futures contracts to gain exposure to increases in market value or sell futures contracts to protect against a decline in market value. Upon entering into a futures contract, a fund will segregate cash, cash equivalents or other appropriate liquid securities on its records in amounts sufficient to meet requirements. A fund may incur charges or earn income on cash deposit balances, which are reflected in interest expenses or interest income, respectively. Subsequent payments (variation margin) are made or received daily, in cash, by a fund. The variation margin is equal to the daily change in the contract value and is recorded as unrealized gains and losses. A fund recognizes a realized gain or loss when the futures contract is closed or expires. Net realized and unrealized gains or losses occurring during the holding period of futures contracts are a component of net realized gain (loss) on futures contract transactions and change in net unrealized appreciation (depreciation) on futures contracts, respectively. One of the risks of entering into futures contracts is the possibility that the change in value of the contract may not correlate with the changes in value of the underlying securities. The average notional exposure to interest rate risk derivative instruments held during the period was as follows:

	Futures Contracts Purchased	Futures Contracts Sold
Strategic Allocation: Conservative Fund	$25,293,408	$23,762,926
Strategic Allocation: Moderate Fund	$34,035,560	$15,086,082
Strategic Allocation: Aggressive Fund	$14,080,265	$14,277,961

Other Contracts — The funds may enter into total return swap agreements in order to attempt to obtain or preserve a particular return or spread at a lower cost than obtaining a return or spread through purchases and/or sales of instruments in other markets or gain exposure to certain markets in the most economical way possible. A fund will segregate cash, cash equivalents or other appropriate liquid securities on its records in amounts sufficient to meet requirements. Changes in value, including the periodic amounts of interest to be paid or received on swap agreements, are recorded as unrealized appreciation (depreciation) on swap agreements. Upon entering into a centrally cleared swap, a fund is required to deposit cash or securities (initial margin) with a financial intermediary in an amount equal to a certain percentage of the notional amount. A fund may incur charges or earn income on cash deposit balances, which are reflected in interest expenses or interest income, respectively. Subsequent payments (variation margin) are made or received daily, in cash, by a fund. The variation margin is equal to the daily change in the value and is a component of unrealized gains and losses. Realized gain or loss is recorded upon receipt or payment of a periodic settlement or termination of swap agreements. Net realized and unrealized gains or losses occurring during the holding period of swap agreements are a component of net realized gain (loss) on swap agreement transactions and change in net unrealized appreciation (depreciation) on swap agreements, respectively. The risks of entering into swap agreements include the possible lack of liquidity, failure of the counterparty to meet its obligations, and that there may be unfavorable changes in the underlying investments or instruments, including inflationary risk. The average notional exposure held during the period was as follows:

Strategic Allocation: Conservative Fund	$8,450,000
Strategic Allocation: Moderate Fund	$11,800,000
Strategic Allocation: Aggressive Fund	$10,850,000

7. Risk Factors

The overall risk profile of a fund will be impacted by the fund’s investment strategy, including the investment vehicles and techniques utilized to manage a portfolio. The net asset value of a fund will go up and down, sometimes rapidly or unpredictably, based on the performance of the securities owned by the fund and other factors generally affecting the securities market. Market risks, including political, regulatory, economic and social developments, can affect the value of a fund’s investments. Natural disasters, public health emergencies, war, terrorism and other unforeseeable events may lead to increased market volatility and may have adverse long-term effects on world economies and markets generally.

8. Federal Tax Information

The book-basis character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. These differences reflect the differing character of certain income items and net realized gains and losses for financial statement and tax purposes, and may result in reclassification among certain capital accounts on the financial statements.

As of period end, the components of investments for federal income tax purposes were as follows:

	Strategic Allocation: Conservative Fund	Strategic Allocation: Moderate Fund	Strategic Allocation: Aggressive Fund
Federal tax cost of investments	$243,134,465	$614,992,157	$565,743,919
Gross tax appreciation of investments	$52,056,922	$193,454,126	$225,713,271
Gross tax depreciation of investments	(6,774,114)	(14,858,632)	(11,653,879)
Net tax appreciation (depreciation) of investments	$45,282,808	$178,595,494	$214,059,392

The difference between book-basis and tax-basis unrealized appreciation (depreciation), if any, is attributable primarily to the tax deferral of losses on wash sales.

9. Investments in Affiliated Funds

The funds do not invest in an affiliated fund for the purpose of exercising management or control; however, investments by the funds within their investment strategies may represent a significant portion of an affiliated fund's net assets.

Financial Highlights

For a Share Outstanding Throughout the Years Ended July 31 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations*:			Distributions From:					Ratio to Average Net Assets of†:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Operating Expenses (before expense waiver)	Net Investment Income (Loss)	Net Investment Income (Loss) (before expense waiver)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
Strategic Allocation: Conservative Fund
Investor Class
2026(3)	$5.65	0.07	0.27	0.34	(0.08)	(0.17)	(0.25)	$5.74	6.08%	0.70%	1.01%	2.26%	1.95%	41%	$114,606
2025	$5.63	0.14	0.28	0.42	(0.14)	(0.26)	(0.40)	$5.65	7.85%	0.72%	1.01%	2.48%	2.19%	95%	$110,612
2024	$5.26	0.13	0.35	0.48	(0.11)	—(4)	(0.11)	$5.63	9.37%	0.72%	1.01%	2.49%	2.20%	30%	$116,902
2023	$5.35	0.12	0.03	0.15	(0.11)	(0.13)	(0.24)	$5.26	3.04%	0.72%	1.01%	2.39%	2.10%	21%	$126,027
2022	$6.39	0.12	(0.61)	(0.49)	(0.12)	(0.43)	(0.55)	$5.35	(8.39)%	0.72%	1.01%	2.00%	1.71%	40%	$136,990
2021	$5.65	0.08	0.92	1.00	(0.07)	(0.19)	(0.26)	$6.39	18.09%	0.76%	1.00%	1.38%	1.14%	57%	$167,285
I Class
2026(3)	$5.66	0.07	0.26	0.33	(0.08)	(0.17)	(0.25)	$5.74	6.01%	0.50%	0.81%	2.46%	2.15%	41%	$26,354
2025	$5.63	0.15	0.29	0.44	(0.15)	(0.26)	(0.41)	$5.66	8.25%	0.52%	0.81%	2.68%	2.39%	95%	$22,912
2024	$5.26	0.14	0.35	0.49	(0.12)	—(4)	(0.12)	$5.63	9.59%	0.52%	0.81%	2.69%	2.40%	30%	$22,876
2023	$5.35	0.13	0.03	0.16	(0.12)	(0.13)	(0.25)	$5.26	3.24%	0.52%	0.81%	2.59%	2.30%	21%	$24,080
2022	$6.40	0.13	(0.62)	(0.49)	(0.13)	(0.43)	(0.56)	$5.35	(8.35)%	0.52%	0.81%	2.20%	1.91%	40%	$35,548
2021	$5.65	0.10	0.93	1.03	(0.09)	(0.19)	(0.28)	$6.40	18.51%	0.56%	0.80%	1.58%	1.34%	57%	$38,058
A Class
2026(3)	$5.65	0.06	0.26	0.32	(0.07)	(0.17)	(0.24)	$5.73	5.76%	0.95%	1.26%	2.01%	1.70%	41%	$68,811
2025	$5.62	0.12	0.30	0.42	(0.13)	(0.26)	(0.39)	$5.65	7.77%	0.97%	1.26%	2.23%	1.94%	95%	$68,525
2024	$5.25	0.12	0.35	0.47	(0.10)	—(4)	(0.10)	$5.62	9.12%	0.97%	1.26%	2.24%	1.95%	30%	$73,419
2023	$5.34	0.11	0.03	0.14	(0.10)	(0.13)	(0.23)	$5.25	2.77%	0.97%	1.26%	2.14%	1.85%	21%	$74,616
2022	$6.39	0.10	(0.62)	(0.52)	(0.10)	(0.43)	(0.53)	$5.34	(8.78)%	0.97%	1.26%	1.75%	1.46%	40%	$79,128
2021	$5.65	0.07	0.92	0.99	(0.06)	(0.19)	(0.25)	$6.39	17.79%	1.01%	1.25%	1.13%	0.89%	57%	$92,011
C Class
2026(3)	$5.49	0.04	0.26	0.30	(0.05)	(0.17)	(0.22)	$5.57	5.51%	1.70%	2.01%	1.26%	0.95%	41%	$4,536
2025	$5.48	0.08	0.27	0.35	(0.08)	(0.26)	(0.34)	$5.49	6.76%	1.72%	2.01%	1.48%	1.19%	95%	$4,584
2024	$5.12	0.08	0.34	0.42	(0.06)	—(4)	(0.06)	$5.48	8.37%	1.72%	2.01%	1.49%	1.20%	30%	$5,172
2023	$5.21	0.07	0.03	0.10	(0.06)	(0.13)	(0.19)	$5.12	2.05%	1.72%	2.01%	1.39%	1.10%	21%	$6,118
2022	$6.24	0.06	(0.60)	(0.54)	(0.06)	(0.43)	(0.49)	$5.21	(9.37)%	1.72%	2.01%	1.00%	0.71%	40%	$8,606
2021	$5.53	0.02	0.90	0.92	(0.02)	(0.19)	(0.21)	$6.24	16.90%	1.76%	2.00%	0.38%	0.14%	57%	$11,902

For a Share Outstanding Throughout the Years Ended July 31 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations*:			Distributions From:					Ratio to Average Net Assets of†:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Operating Expenses (before expense waiver)	Net Investment Income (Loss)	Net Investment Income (Loss) (before expense waiver)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
Strategic Allocation: Conservative Fund
R Class
2026(3)	$5.63	0.05	0.26	0.31	(0.06)	(0.17)	(0.23)	$5.71	5.65%	1.20%	1.51%	1.76%	1.45%	41%	$9,844
2025	$5.61	0.11	0.28	0.39	(0.11)	(0.26)	(0.37)	$5.63	7.34%	1.22%	1.51%	1.98%	1.69%	95%	$9,525
2024	$5.24	0.11	0.35	0.46	(0.09)	—(4)	(0.09)	$5.61	8.86%	1.22%	1.51%	1.99%	1.70%	30%	$9,714
2023	$5.32	0.10	0.03	0.13	(0.08)	(0.13)	(0.21)	$5.24	2.72%	1.22%	1.51%	1.89%	1.60%	21%	$8,681
2022	$6.37	0.09	(0.62)	(0.53)	(0.09)	(0.43)	(0.52)	$5.32	(9.04)%	1.22%	1.51%	1.50%	1.21%	40%	$10,251
2021	$5.63	0.05	0.93	0.98	(0.05)	(0.19)	(0.24)	$6.37	17.59%	1.26%	1.50%	0.88%	0.64%	57%	$11,768
R5 Class
2026(3)	$5.66	0.07	0.26	0.33	(0.08)	(0.17)	(0.25)	$5.74	6.00%	0.50%	0.81%	2.46%	2.15%	41%	$11
2025	$5.64	0.15	0.28	0.43	(0.15)	(0.26)	(0.41)	$5.66	8.05%	0.52%	0.81%	2.68%	2.39%	95%	$8
2024	$5.27	0.14	0.35	0.49	(0.12)	—(4)	(0.12)	$5.64	9.57%	0.52%	0.81%	2.69%	2.40%	30%	$8
2023	$5.36	0.13	0.03	0.16	(0.12)	(0.13)	(0.25)	$5.27	3.23%	0.52%	0.81%	2.59%	2.30%	21%	$9
2022	$6.41	0.10	(0.59)	(0.49)	(0.13)	(0.43)	(0.56)	$5.36	(8.34)%	0.52%	0.81%	2.20%	1.91%	40%	$8
2021	$5.66	0.10	0.93	1.03	(0.09)	(0.19)	(0.28)	$6.41	18.48%	0.56%	0.80%	1.58%	1.34%	57%	$38,543
R6 Class
2026(3)	$5.66	0.08	0.26	0.34	(0.09)	(0.17)	(0.26)	$5.74	6.09%	0.35%	0.66%	2.61%	2.30%	41%	$61,039
2025	$5.63	0.16	0.29	0.45	(0.16)	(0.26)	(0.42)	$5.66	8.41%	0.37%	0.66%	2.83%	2.54%	95%	$60,671
2024	$5.26	0.15	0.35	0.50	(0.13)	—(4)	(0.13)	$5.63	9.76%	0.37%	0.66%	2.84%	2.55%	30%	$95,526
2023	$5.35	0.14	0.03	0.17	(0.13)	(0.13)	(0.26)	$5.26	3.40%	0.37%	0.66%	2.74%	2.45%	21%	$94,974
2022	$6.40	0.14	(0.62)	(0.48)	(0.14)	(0.43)	(0.57)	$5.35	(8.21)%	0.37%	0.66%	2.35%	2.06%	40%	$87,310
2021	$5.66	0.10	0.93	1.03	(0.10)	(0.19)	(0.29)	$6.40	18.48%	0.41%	0.65%	1.73%	1.49%	57%	$92,483

Notes to Financial Highlights
(1)Computed using average shares outstanding throughout the period.
(2)Total returns are calculated based on the net asset value of the last business day and do not reflect applicable sales charges, if any. Total returns for periods less than one year are not annualized.
(3)Six months ended January 31, 2026 (unaudited).
(4)Per-share amount was less than $0.005.
*The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations or precisely reflect the class expense differentials due to the timing of transactions in shares of a fund in relation to income earned and/or fluctuations in the fair value of a fund's investments.
†Ratios for periods less than one year are annualized. Zero balances may reflect amounts less than 0.005%.

See Notes to Financial Statements.

For a Share Outstanding Throughout the Years Ended July 31 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations*:			Distributions From:					Ratio to Average Net Assets of†:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Operating Expenses (before expense waiver)	Net Investment Income (Loss)	Net Investment Income (Loss) (before expense waiver)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
Strategic Allocation: Moderate Fund
Investor Class
2026(3)	$6.81	0.07	0.47	0.54	(0.09)	(0.33)	(0.42)	$6.93	8.05%	0.67%	1.11%	1.92%	1.48%	36%	$237,555
2025	$6.54	0.14	0.50	0.64	(0.15)	(0.22)	(0.37)	$6.81	10.20%	0.69%	1.11%	2.14%	1.72%	75%	$226,765
2024	$5.99	0.13	0.54	0.67	(0.12)	—	(0.12)	$6.54	11.30%	0.69%	1.11%	2.21%	1.79%	28%	$236,663
2023	$6.00	0.12	0.20	0.32	(0.11)	(0.22)	(0.33)	$5.99	5.89%	0.69%	1.11%	2.10%	1.68%	25%	$256,440
2022	$7.40	0.10	(0.76)	(0.66)	(0.11)	(0.63)	(0.74)	$6.00	(9.97)%	0.70%	1.12%	1.55%	1.13%	39%	$262,310
2021	$6.25	0.07	1.43	1.50	(0.07)	(0.28)	(0.35)	$7.40	24.69%	0.73%	1.11%	1.01%	0.63%	48%	$332,602
I Class
2026(3)	$6.82	0.07	0.47	0.54	(0.10)	(0.33)	(0.43)	$6.93	8.00%	0.47%	0.91%	2.12%	1.68%	36%	$86,325
2025	$6.55	0.15	0.50	0.65	(0.16)	(0.22)	(0.38)	$6.82	10.42%	0.49%	0.91%	2.34%	1.92%	75%	$73,791
2024	$6.00	0.15	0.53	0.68	(0.13)	—	(0.13)	$6.55	11.50%	0.49%	0.91%	2.41%	1.99%	28%	$76,385
2023	$6.00	0.13	0.21	0.34	(0.12)	(0.22)	(0.34)	$6.00	6.28%	0.49%	0.91%	2.30%	1.88%	25%	$55,900
2022	$7.40	0.12	(0.77)	(0.65)	(0.12)	(0.63)	(0.75)	$6.00	(9.80)%	0.50%	0.92%	1.75%	1.33%	39%	$56,679
2021	$6.25	0.08	1.44	1.52	(0.09)	(0.28)	(0.37)	$7.40	24.93%	0.53%	0.91%	1.21%	0.83%	48%	$71,639
A Class
2026(3)	$6.78	0.06	0.46	0.52	(0.08)	(0.33)	(0.41)	$6.89	7.79%	0.92%	1.36%	1.67%	1.23%	36%	$268,608
2025	$6.51	0.12	0.50	0.62	(0.13)	(0.22)	(0.35)	$6.78	9.98%	0.94%	1.36%	1.89%	1.47%	75%	$261,797
2024	$5.97	0.12	0.52	0.64	(0.10)	—	(0.10)	$6.51	10.89%	0.94%	1.36%	1.96%	1.54%	28%	$263,506
2023	$5.97	0.11	0.20	0.31	(0.09)	(0.22)	(0.31)	$5.97	5.82%	0.94%	1.36%	1.85%	1.43%	25%	$267,677
2022	$7.37	0.09	(0.77)	(0.68)	(0.09)	(0.63)	(0.72)	$5.97	(10.26)%	0.95%	1.37%	1.30%	0.88%	39%	$280,223
2021	$6.22	0.05	1.44	1.49	(0.06)	(0.28)	(0.34)	$7.37	24.48%	0.98%	1.36%	0.76%	0.38%	48%	$342,835
C Class
2026(3)	$6.55	0.03	0.45	0.48	(0.06)	(0.33)	(0.39)	$6.64	7.34%	1.67%	2.11%	0.92%	0.48%	36%	$8,884
2025	$6.31	0.07	0.49	0.56	(0.10)	(0.22)	(0.32)	$6.55	9.15%	1.69%	2.11%	1.14%	0.72%	75%	$9,286
2024	$5.79	0.07	0.51	0.58	(0.06)	—	(0.06)	$6.31	10.09%	1.69%	2.11%	1.21%	0.79%	28%	$12,208
2023	$5.81	0.06	0.21	0.27	(0.07)	(0.22)	(0.29)	$5.79	5.12%	1.69%	2.11%	1.10%	0.68%	25%	$14,930
2022	$7.19	0.03	(0.73)	(0.70)	(0.05)	(0.63)	(0.68)	$5.81	(10.90)%	1.70%	2.12%	0.55%	0.13%	39%	$18,764
2021	$6.10	—(4)	1.39	1.39	(0.02)	(0.28)	(0.30)	$7.19	23.55%	1.73%	2.11%	0.01%	(0.37)%	48%	$28,683

For a Share Outstanding Throughout the Years Ended July 31 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations*:			Distributions From:					Ratio to Average Net Assets of†:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Operating Expenses (before expense waiver)	Net Investment Income (Loss)	Net Investment Income (Loss) (before expense waiver)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
Strategic Allocation: Moderate Fund
R Class
2026(3)	$6.70	0.05	0.46	0.51	(0.07)	(0.33)	(0.40)	$6.81	7.75%	1.17%	1.61%	1.42%	0.98%	36%	$26,266
2025	$6.44	0.11	0.49	0.60	(0.12)	(0.22)	(0.34)	$6.70	9.70%	1.19%	1.61%	1.64%	1.22%	75%	$26,412
2024	$5.91	0.10	0.52	0.62	(0.09)	—	(0.09)	$6.44	10.55%	1.19%	1.61%	1.71%	1.29%	28%	$27,204
2023	$5.91	0.09	0.21	0.30	(0.08)	(0.22)	(0.30)	$5.91	5.65%	1.19%	1.61%	1.60%	1.18%	25%	$25,907
2022	$7.31	0.07	(0.76)	(0.69)	(0.08)	(0.63)	(0.71)	$5.91	(10.56)%	1.20%	1.62%	1.05%	0.63%	39%	$30,086
2021	$6.17	0.03	1.43	1.46	(0.04)	(0.28)	(0.32)	$7.31	24.23%	1.23%	1.61%	0.51%	0.13%	48%	$38,353
R5 Class
2026(3)	$6.83	0.07	0.47	0.54	(0.10)	(0.33)	(0.43)	$6.94	7.99%	0.47%	0.91%	2.12%	1.68%	36%	$13
2025	$6.55	0.15	0.51	0.66	(0.16)	(0.22)	(0.38)	$6.83	10.57%	0.49%	0.91%	2.34%	1.92%	75%	$9
2024	$6.00	0.14	0.54	0.68	(0.13)	—	(0.13)	$6.55	11.50%	0.49%	0.91%	2.41%	1.99%	28%	$9
2023	$6.00	0.14	0.20	0.34	(0.12)	(0.22)	(0.34)	$6.00	6.27%	0.49%	0.91%	2.30%	1.88%	25%	$688
2022	$7.41	0.09	(0.75)	(0.66)	(0.12)	(0.63)	(0.75)	$6.00	(9.92)%	0.50%	0.92%	1.75%	1.33%	39%	$470
2021	$6.25	0.08	1.45	1.53	(0.09)	(0.28)	(0.37)	$7.41	25.10%	0.53%	0.91%	1.21%	0.83%	48%	$7,768
R6 Class
2026(3)	$6.80	0.08	0.47	0.55	(0.11)	(0.33)	(0.44)	$6.91	8.10%	0.32%	0.76%	2.27%	1.83%	36%	$149,951
2025	$6.53	0.16	0.50	0.66	(0.17)	(0.22)	(0.39)	$6.80	10.61%	0.34%	0.76%	2.49%	2.07%	75%	$141,748
2024	$5.99	0.16	0.52	0.68	(0.14)	—	(0.14)	$6.53	11.52%	0.34%	0.76%	2.56%	2.14%	28%	$138,125
2023	$5.99	0.14	0.21	0.35	(0.13)	(0.22)	(0.35)	$5.99	6.45%	0.34%	0.76%	2.45%	2.03%	25%	$132,562
2022	$7.39	0.13	(0.77)	(0.64)	(0.13)	(0.63)	(0.76)	$5.99	(9.67)%	0.35%	0.77%	1.90%	1.48%	39%	$113,859
2021	$6.24	0.09	1.44	1.53	(0.10)	(0.28)	(0.38)	$7.39	25.17%	0.38%	0.76%	1.36%	0.98%	48%	$134,426

Notes to Financial Highlights
(1)Computed using average shares outstanding throughout the period.
(2)Total returns are calculated based on the net asset value of the last business day and do not reflect applicable sales charges, if any. Total returns for periods less than one year are not annualized.
(3)Six months ended January 31, 2026 (unaudited).
(4)Per-share amount was less than $0.005.
*The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations or precisely reflect the class expense differentials due to the timing of transactions in shares of a fund in relation to income earned and/or fluctuations in the fair value of a fund's investments.
†Ratios for periods less than one year are annualized. Zero balances may reflect amounts less than 0.005%.

See Notes to Financial Statements.

For a Share Outstanding Throughout the Years Ended July 31 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations*:			Distributions From:					Ratio to Average Net Assets of†:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Operating Expenses (before expense waiver)	Net Investment Income (Loss)	Net Investment Income (Loss) (before expense waiver)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
Strategic Allocation: Aggressive Fund
Investor Class
2026(3)	$8.56	0.07	0.73	0.80	(0.16)	(0.44)	(0.60)	$8.76	9.49%	0.61%	1.16%	1.60%	1.05%	32%	$263,823
2025	$8.15	0.16	0.80	0.96	(0.15)	(0.40)	(0.55)	$8.56	12.26%	0.62%	1.16%	1.90%	1.36%	60%	$249,750
2024	$7.39	0.14	0.80	0.94	(0.14)	(0.04)	(0.18)	$8.15	12.93%	0.62%	1.16%	1.88%	1.34%	29%	$250,281
2023	$7.20	0.13	0.42	0.55	(0.11)	(0.25)	(0.36)	$7.39	8.35%	0.63%	1.17%	1.85%	1.31%	28%	$249,998
2022	$9.09	0.13	(0.93)	(0.80)	(0.14)	(0.95)	(1.09)	$7.20	(10.38)%	0.63%	1.17%	1.61%	1.07%	36%	$250,891
2021	$7.45	0.08	2.09	2.17	(0.06)	(0.47)	(0.53)	$9.09	30.04%	0.67%	1.16%	0.95%	0.46%	44%	$316,039
I Class
2026(3)	$8.46	0.08	0.71	0.79	(0.17)	(0.44)	(0.61)	$8.64	9.58%	0.41%	0.96%	1.80%	1.25%	32%	$33,523
2025	$8.06	0.17	0.80	0.97	(0.17)	(0.40)	(0.57)	$8.46	12.51%	0.42%	0.96%	2.10%	1.56%	60%	$31,773
2024	$7.31	0.15	0.79	0.94	(0.15)	(0.04)	(0.19)	$8.06	13.16%	0.42%	0.96%	2.08%	1.54%	29%	$32,894
2023	$7.13	0.14	0.42	0.56	(0.13)	(0.25)	(0.38)	$7.31	8.51%	0.43%	0.97%	2.05%	1.51%	28%	$57,065
2022	$9.02	0.15	(0.93)	(0.78)	(0.16)	(0.95)	(1.11)	$7.13	(10.28)%	0.43%	0.97%	1.81%	1.27%	36%	$60,934
2021	$7.40	0.10	2.07	2.17	(0.08)	(0.47)	(0.55)	$9.02	30.42%	0.47%	0.96%	1.15%	0.66%	44%	$55,466
A Class
2026(3)	$8.67	0.06	0.73	0.79	(0.13)	(0.44)	(0.57)	$8.89	9.33%	0.86%	1.41%	1.35%	0.80%	32%	$162,222
2025	$8.25	0.14	0.81	0.95	(0.13)	(0.40)	(0.53)	$8.67	11.95%	0.87%	1.41%	1.65%	1.11%	60%	$154,934
2024	$7.48	0.12	0.81	0.93	(0.12)	(0.04)	(0.16)	$8.25	12.63%	0.87%	1.41%	1.63%	1.09%	29%	$150,330
2023	$7.28	0.11	0.44	0.55	(0.10)	(0.25)	(0.35)	$7.48	8.12%	0.88%	1.42%	1.60%	1.06%	28%	$146,576
2022	$9.18	0.11	(0.94)	(0.83)	(0.12)	(0.95)	(1.07)	$7.28	(10.64)%	0.88%	1.42%	1.36%	0.82%	36%	$144,188
2021	$7.52	0.06	2.11	2.17	(0.04)	(0.47)	(0.51)	$9.18	29.69%	0.92%	1.41%	0.70%	0.21%	44%	$177,147
C Class
2026(3)	$8.30	0.03	0.70	0.73	(0.07)	(0.44)	(0.51)	$8.52	8.90%	1.61%	2.16%	0.60%	0.05%	32%	$13,094
2025	$7.91	0.07	0.79	0.86	(0.07)	(0.40)	(0.47)	$8.30	11.20%	1.62%	2.16%	0.90%	0.36%	60%	$13,074
2024	$7.18	0.06	0.77	0.83	(0.06)	(0.04)	(0.10)	$7.91	11.73%	1.62%	2.16%	0.88%	0.34%	29%	$13,504
2023	$7.00	0.06	0.41	0.47	(0.04)	(0.25)	(0.29)	$7.18	7.29%	1.63%	2.17%	0.85%	0.31%	28%	$14,782
2022	$8.86	0.05	(0.91)	(0.86)	(0.05)	(0.95)	(1.00)	$7.00	(11.30)%	1.63%	2.17%	0.61%	0.07%	36%	$16,652
2021	$7.29	(0.01)	2.05	2.04	—	(0.47)	(0.47)	$8.86	28.76%	1.67%	2.16%	(0.05)%	(0.54)%	44%	$23,338

For a Share Outstanding Throughout the Years Ended July 31 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations*:			Distributions From:					Ratio to Average Net Assets of†:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Operating Expenses (before expense waiver)	Net Investment Income (Loss)	Net Investment Income (Loss) (before expense waiver)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
Strategic Allocation: Aggressive Fund
R Class
2026(3)	$8.65	0.05	0.74	0.79	(0.11)	(0.44)	(0.55)	$8.89	9.31%	1.11%	1.66%	1.10%	0.55%	32%	$15,304
2025	$8.23	0.12	0.81	0.93	(0.11)	(0.40)	(0.51)	$8.65	11.69%	1.12%	1.66%	1.40%	0.86%	60%	$14,660
2024	$7.46	0.11	0.80	0.91	(0.10)	(0.04)	(0.14)	$8.23	12.38%	1.12%	1.66%	1.38%	0.84%	29%	$14,413
2023	$7.27	0.09	0.43	0.52	(0.08)	(0.25)	(0.33)	$7.46	7.71%	1.13%	1.67%	1.35%	0.81%	28%	$14,296
2022	$9.17	0.09	(0.95)	(0.86)	(0.09)	(0.95)	(1.04)	$7.27	(10.88)%	1.13%	1.67%	1.11%	0.57%	36%	$15,518
2021	$7.51	0.04	2.11	2.15	(0.02)	(0.47)	(0.49)	$9.17	29.58%	1.17%	1.66%	0.45%	(0.04)%	44%	$18,729
R5 Class
2026(3)	$8.47	0.05	0.74	0.79	(0.17)	(0.44)	(0.61)	$8.65	9.58%	0.41%	0.96%	1.80%	1.25%	32%	$101
2025	$8.07	0.17	0.80	0.97	(0.17)	(0.40)	(0.57)	$8.47	12.49%	0.42%	0.96%	2.10%	1.56%	60%	$15
2024	$7.32	0.15	0.79	0.94	(0.15)	(0.04)	(0.19)	$8.07	13.14%	0.42%	0.96%	2.08%	1.54%	29%	$13
2023	$7.13	0.15	0.42	0.57	(0.13)	(0.25)	(0.38)	$7.32	8.66%	0.43%	0.97%	2.05%	1.51%	28%	$22
2022	$9.02	0.15	(0.93)	(0.78)	(0.16)	(0.95)	(1.11)	$7.13	(10.28)%	0.43%	0.97%	1.81%	1.27%	36%	$16
2021	$7.40	0.10	2.07	2.17	(0.08)	(0.47)	(0.55)	$9.02	30.24%	0.47%	0.96%	1.15%	0.66%	44%	$15
R6 Class
2026(3)	$8.42	0.09	0.72	0.81	(0.19)	(0.44)	(0.63)	$8.60	9.80%	0.26%	0.81%	1.95%	1.40%	32%	$244,124
2025	$8.03	0.18	0.79	0.97	(0.18)	(0.40)	(0.58)	$8.42	12.60%	0.27%	0.81%	2.25%	1.71%	60%	$230,581
2024	$7.29	0.17	0.77	0.94	(0.16)	(0.04)	(0.20)	$8.03	13.23%	0.27%	0.81%	2.23%	1.69%	29%	$201,078
2023	$7.11	0.15	0.42	0.57	(0.14)	(0.25)	(0.39)	$7.29	8.71%	0.28%	0.82%	2.20%	1.66%	28%	$183,818
2022	$8.99	0.16	(0.92)	(0.76)	(0.17)	(0.95)	(1.12)	$7.11	(10.05)%	0.28%	0.82%	1.96%	1.42%	36%	$162,186
2021	$7.38	0.11	2.06	2.17	(0.09)	(0.47)	(0.56)	$8.99	30.57%	0.32%	0.81%	1.30%	0.81%	44%	$268,579

Notes to Financial Highlights
(1)Computed using average shares outstanding throughout the period.
(2)Total returns are calculated based on the net asset value of the last business day and do not reflect applicable sales charges, if any. Total returns for periods less than one year are not annualized.
(3)Six months ended January 31, 2026 (unaudited).
*The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations or precisely reflect the class expense differentials due to the timing of transactions in shares of a fund in relation to income earned and/or fluctuations in the fair value of a fund's investments.
†Ratios for periods less than one year are annualized. Zero balances may reflect amounts less than 0.005%.

See Notes to Financial Statements.

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This report and the statements it contains are submitted for the general information of our shareholders. The report is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

©2026 American Century Proprietary Holdings, Inc. All rights reserved. CL-SAN-92640 2603

(b) The information required by Item 13 of Form N-1A is included as part of the financial statements filed under Item 7(a) of this Form.

ITEM 8. CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

None.

ITEM 9. PROXY DISCLOSURES FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

None.

ITEM 10. REMUNERATION PAID TO DIRECTORS, OFFICERS, AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES.

The remuneration paid to directors, officers and others is included as part of the financial statements and other information filed under Item 7 of this Form.

ITEM 11. STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT.

None.

ITEM 12. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 13. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 14. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 15. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

During the reporting period, there were no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board.

ITEM 16. CONTROLS AND PROCEDURES.

(a) The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 17. DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 18. RECOVERY OF ERRONEOUSLY AWARDED COMPENSATION.

(a) Not applicable.

(b) Not applicable.

ITEM 19. EXHIBITS.

(a)(1) Not applicable for semiannual report filings.

(a)(2) Not applicable for semiannual report filings.

(a)(3) Separate certifications by the registrant’s principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are filed and attached hereto as EX-99.CERT.

(a)(4) Not applicable.

(a)(5) Not applicable.

(b) A certification by the registrant’s chief executive officer and chief financial officer, pursuant to Section 906 of the Sarbanes-Oxley Act of 2002, is furnished and attached hereto as EX- 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	American Century Strategic Asset Allocations, Inc.

By:	/s/ Patrick Bannigan
	Name:	Patrick Bannigan
	Title:	President

Date:	March 27, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Patrick Bannigan
	Name:	Patrick Bannigan
	Title:	President
(principal executive officer)

Date:	March 27, 2026

By:	/s/ R. Wes Campbell
	Name:	R. Wes Campbell
	Title:	Treasurer and
Chief Financial Officer
(principal financial officer)

Date:	March 27, 2026